Schedule of Investments(a)
Invesco China Technology ETF (CQQQ)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.20%
Broadline Retail-10.44%
PDD Holdings, Inc., ADR (China)(b)	420,040	$53,290,475
Capital Markets-0.50%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	159,600	2,557,317
Consumer Staples Distribution & Retail-0.11%
Dada Nexus Ltd., ADR (China)(b)(c)	293,852	555,380
Electrical Equipment-1.72%
China XD Electric Co. Ltd., A Shares (China)	6,082,401	4,320,639
East Group Co. Ltd., A Shares (China)	616,500	467,986
Hongfa Technology Co. Ltd., A Shares (China)	143,549	448,669
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	313,218	735,541
Sieyuan Electric Co. Ltd., A Shares (China)	228,520	1,609,607
YunengTechnology Co. Ltd. (China)	108,014	1,212,601
		8,795,043
Electronic Equipment, Instruments & Components-13.15%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	245,956	599,855
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	61,586	286,933
BOE Technology Group Co. Ltd., A Shares (China)	11,125,674	5,578,682
BOE Technology Group Co. Ltd., B Shares (China)	2,936,460	894,020
Chaozhou Three-Circle (Group) Co. Ltd., A Shares (China)	568,490	1,809,305
China Zhenhua (Group) Science & Technology Co. Ltd., A Shares (China)	153,959	956,407
Everdisplay Optronics (Shanghai) Co. Ltd., A Shares (China)(b)	13,561,400	3,985,564
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	74,060	353,406
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	482,600	851,661
Holitech Technology Co. Ltd., A Shares (China)(b)	858,500	221,215
Huagong Tech Co. Ltd., A Shares (China)	298,300	1,072,368
IRICO Display Devices Co. Ltd. (China)(b)	4,258,200	3,451,849
Lens Technology Co. Ltd., A Shares (China)	1,475,400	2,147,479
Leyard Optoelectronic Co. Ltd., A Shares (China)	750,400	472,426
Lingyi iTech Guangdong Co., A Shares (China)	2,088,100	1,381,490
Maxscend Microelectronics Co. Ltd., A Shares (China)	141,346	1,817,926
MOG Digitech Holdings Ltd. (China)(b)	2,320,209	442,241
Raytron Technology Co. Ltd., A Shares (China)	132,571	611,564
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares (China)	39,490	1,397,088
Shengyi Technology Co. Ltd., A Shares (China)	693,619	1,386,359
Shennan Circuits Co. Ltd., A Shares (China)	54,864	403,864
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)(b)	356,280	417,340
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	288,075	373,959
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	462,917	765,989
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	105,620	256,564
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Sunny Optical Technology Group Co. Ltd. (China)	2,759,180	$16,853,861
TCL Technology Group Corp., A Shares (China)(b)	5,571,010	3,142,619
Tianma Microelectronics Co. Ltd., A Shares (China)(b)	684,652	793,407
Tunghsu Optoelectronic Technology Co. Ltd., A Shares (China)(b)	1,596,800	375,872
Unisplendour Corp. Ltd., A Shares (China)(b)	393,958	853,812
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	246,800	438,286
Wuhan Guide Infrared Co. Ltd., A Shares (China)	1,267,001	951,193
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	565,110	1,551,395
Xiamen Faratronic Co. Ltd., A Shares (China)	66,600	797,951
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	412,670	565,014
Zhejiang Dahua Technology Co. Ltd., A Shares (China)	3,947,100	8,543,423
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	118,300	354,593
		67,156,980
Entertainment-3.50%
Bilibili, Inc., Z Shares (China)(b)(c)	1,000,384	8,759,639
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	206,000	312,462
Kingsoft Corp. Ltd. (China)	3,639,011	8,816,766
		17,888,867
Hotels, Restaurants & Leisure-8.10%
Meituan, B Shares (China)(b)(d)	4,676,250	37,417,179
TravelSky Technology Ltd., H Shares (China)	3,952,389	3,974,003
		41,391,182
Interactive Media & Services-27.44%
Autohome, Inc., ADR (China)	254,350	6,409,620
Baidu, Inc., A Shares (China)(b)	3,171,272	41,135,563
JOYY, Inc., ADR (China)(c)	139,905	4,289,487
Kuaishou Technology (China)(b)(d)	5,643,390	28,226,876
Tencent Holdings Ltd. (China)	1,657,385	57,371,631
Visual China Group Co. Ltd., A Shares (China)	162,600	264,978
Weibo Corp., ADR (China)(c)	301,297	2,440,506
		140,138,661
IT Services-1.41%
Beijing Sinnet Technology Co. Ltd., A Shares (China)(b)	533,300	577,902
China TransInfo Technology Co. Ltd., A Shares (China)(b)	301,371	369,391
DHC Software Co. Ltd., A Shares (China)	951,000	662,298
Digital China Information Service Co. Ltd., A Shares (China)	177,100	211,399
GDS Holdings Ltd., A Shares (China)(b)(c)	3,819,723	2,531,090
Kingsoft Cloud Holdings Ltd., H shares (China)(b)(c)	6,665,621	1,117,012
Taiji Computer Corp. Ltd., A Shares (China)	183,973	581,166
Wangsu Science & Technology Co. Ltd., A Shares (China)	723,045	781,501
Wonders Information Co. Ltd., A Shares (China)(b)	428,100	363,133
		7,194,892
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Media-1.21%
China Literature Ltd. (China)(b)(c)(d)	1,686,062	$4,885,261
NanJi E-Commerce Co. Ltd., A Shares (China)(b)	728,268	309,381
People.cn Co. Ltd., A Shares (China)	326,800	983,192
		6,177,834
Semiconductors & Semiconductor Equipment-20.73%
3Peak, Inc., A Shares (China)	39,115	532,117
ACM Research (Shanghai), Inc., A Shares (China)	279,600	3,018,935
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)	183,049	2,908,061
All Winner Technology Co. Ltd., A Shares (China)	160,453	357,131
Amlogic Shanghai Co. Ltd., A Shares (China)	123,215	761,818
ASR Microelectronics Co. Ltd., A Shares (China)(b)	496,200	3,179,888
Bestechnic (Shanghai) Co. Ltd. (China)(b)	142,400	2,161,918
Cambricon Technologies Corp. Ltd. (China)(b)	492,200	7,541,141
China Resources Microelectronics Ltd., A Shares (China)	286,273	1,508,809
GalaxyCore, Inc., A Shares (China)	3,083,800	7,031,333
GigaDevice Semiconductor, Inc., A Shares (China)	197,964	1,723,332
Goke Microelectronics Co. Ltd., A Shares (China)	64,500	405,172
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	184,902	618,096
Hangzhou Lion Microelectronics Co. Ltd., A Shares (China)	200,712	572,261
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)	420,000	1,062,936
Hoyuan Green Energy Co. Ltd., A Shares (China)	152,735	525,884
Hua Hong Semiconductor Ltd. (China)(b)(c)(d)	2,508,311	4,556,336
Hwatsing Technology Co. Ltd., A Shares (China)	150,889	3,114,225
Ingenic Semiconductor Co. Ltd., A Shares (China)	115,300	763,629
JCET Group Co. Ltd., A Shares (China)	528,000	1,653,229
Loongson Technology Corp. Ltd., A Shares (China)(b)	475,834	5,287,523
Montage Technology Co. Ltd., A Shares (China)	336,889	2,120,938
National Silicon Industry Group Co. Ltd., A Shares (China)(b)	3,241,400	6,406,455
NAURA Technology Group Co. Ltd., A Shares (China)	156,857	4,976,043
Piotech, Inc., A Shares (China)	173,232	3,932,951
Rockchip Electronics Co. Ltd., A Shares (China)	45,008	290,564
Sanan Optoelectronics Co. Ltd., A Shares (China)	5,920,100	9,078,605
SG Micro Corp., A Shares (China)	138,220	1,196,506
Shanghai Awinic Technology Co. Ltd., A Shares (China)(b)	275,800	2,046,733
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares (China)	84,817	320,860
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (China)(c)	1,204,323	1,437,377
Shenzhen Goodix Technology Co. Ltd., A Shares (China)(b)	543,600	3,982,612
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Shenzhen SC New Energy Technology Corp., A Shares (China)	92,118	$724,416
SICC Co. Ltd., A Shares (China)(b)	510,000	3,475,747
StarPower Semiconductor Ltd., A Shares (China)	45,200	802,067
Suzhou Maxwell Technologies Co. Ltd., A Shares (China)	82,612	1,179,423
Suzhou Novosense Microelectronics Co. Ltd., A Shares (China)	135,200	1,941,503
Tianshui Huatian Technology Co. Ltd., A Shares (China)	950,700	862,040
TongFu Microelectronics Co. Ltd., A Shares (China)	448,900	1,155,458
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)(b)	252,059	1,836,846
Verisilicon Microelectronics (Shanghai) Co. Ltd. (China)(b)	591,600	2,856,009
Will Semiconductor Co. Ltd., A Shares (China)	245,549	2,949,851
Wuxi Autowell Technology Co. Ltd., A Shares (China)	50,777	506,599
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares (China)	160,645	734,359
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	388,200	1,770,260
		105,867,996
Software-10.42%
360 Security Technology, Inc., A Shares (China)(b)	2,119,700	2,016,498
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)(b)	197,600	601,094
Beijing Kingsoft Office Software, Inc., A Shares (China)	136,836	4,082,847
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)(b)	341,900	331,921
Beijing Shiji Information Technology Co. Ltd., A Shares (China)(b)	809,725	803,009
China National Software & Service Co. Ltd., A Shares (China)	255,230	945,619
Empyrean Technology Co. Ltd., A Shares (China)	311,185	3,372,104
Hundsun Technologies, Inc., A Shares (China)	563,625	1,651,729
Iflytek Co. Ltd., A Shares (China)	689,250	3,686,471
Kingdee International Software Group Co. Ltd. (China)(b)(c)	10,871,372	10,471,896
Longshine Technology Group Co. Ltd., A Shares (China)	325,467	489,591
Ming Yuan Cloud Group Holdings Ltd. (China)(b)	2,319,744	614,266
Neusoft Corp., A Shares (China)(b)	362,900	386,679
Newland Digital Technology Co. Ltd., A Shares (China)	306,300	673,646
NSFOCUS Technologies Group Co. Ltd., A Shares (China)	220,000	199,177
Qi An Xin Technology Group, Inc. (China)(b)	813,000	3,367,707
Sangfor Technologies, Inc., A Shares (China)(b)	43,814	333,264
SenseTime Group, Inc., B Shares (China)(b)(c)(d)	65,241,935	6,593,256
Shanghai Baosight Software Co. Ltd., A Shares (China)	327,517	1,870,340
Shanghai Baosight Software Co. Ltd., B Shares (China)	2,556,391	5,028,421

See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Software-(continued)
Shanghai Stonehill Technology Co. Ltd., A Shares (China)	986,200	$339,285
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	209,700	294,124
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	279,100	400,017
Sinosoft Co. Ltd., A Shares (China)	62,820	206,496
Thunder Software Technology Co. Ltd., A Shares (China)	121,187	845,324
Topsec Technologies Group, Inc., A Shares (China)(b)	351,200	336,058
Tuya, Inc., ADR (China)(b)	910,346	1,665,933
Yonyou Network Technology Co. Ltd., A Shares (China)	1,018,204	1,586,966
		53,193,738
Technology Hardware, Storage & Peripherals-1.27%
China Greatwall Technology Group Co. Ltd., A Shares (China)	956,946	1,107,621
IEIT Systems Co. Ltd., A Shares (China)	434,258	1,697,826
Legend Holdings Corp., H Shares (China)(d)	2,186,461	1,739,715
Ninestar Corp., A Shares (China)	419,950	1,134,755
Tsinghua Tongfang Co. Ltd., A Shares (China)(b)	993,800	788,999
		6,468,916
Textiles, Apparel & Luxury Goods-0.10%
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares (China)(b)	474,300	502,737
	Shares	Value
Trading Companies & Distributors-0.10%
Beijing United Information Technology Co. Ltd., A Shares (China)	214,379	$528,516
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $750,855,819)		511,708,534
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.46%
Invesco Private Government Fund, 5.29%(e)(f)(g)	6,375,988	6,375,988
Invesco Private Prime Fund, 5.52%(e)(f)(g)	16,383,930	16,395,399
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,769,608)		22,771,387
TOTAL INVESTMENTS IN SECURITIES-104.66% (Cost $773,625,427)		534,479,921
OTHER ASSETS LESS LIABILITIES-(4.66)%		(23,800,525)
NET ASSETS-100.00%		$510,679,396

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $83,418,623, which represented 16.33% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$30,701,679	$(30,701,679)	$-	$-	$-	$18,375
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,228,670	53,890,332	(54,743,014)	-	-	6,375,988	136,267*
Invesco Private Prime Fund	18,593,579	101,296,867	(103,516,941)	1,841	20,053	16,395,399	374,968*
Total	$25,822,249	$185,888,878	$(188,961,634)	$1,841	$20,053	$22,771,387	$529,610

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2024
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	100.20%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Australia-1.85%
BHP Group Ltd.	26,708	$834,567
CAR Group Ltd.	31,654	690,730
REA Group Ltd.(a)	6,288	764,581
		2,289,878
Canada-15.63%
Bombardier, Inc., Class B(b)	38,602	1,435,675
Cameco Corp.(a)	16,270	781,686
Canadian Natural Resources Ltd.	22,558	1,452,708
CGI, Inc., Class A(b)	17,860	2,012,650
Constellation Software, Inc.	1,515	4,213,561
Dollarama, Inc.	33,163	2,449,155
Element Fleet Management Corp.	72,803	1,235,861
Fairfax Financial Holdings Ltd.	768	805,605
Quebecor, Inc., Class B	34,930	854,655
Stantec, Inc.	9,745	787,959
Thomson Reuters Corp.	6,800	1,015,941
TMX Group Ltd.	39,225	976,184
WSP Global, Inc.	8,701	1,286,280
		19,307,920
Denmark-2.86%
Novo Nordisk A/S, Class B	31,335	3,538,191
Finland-0.69%
UPM-Kymmene OYJ	23,203	848,628
France-7.61%
Cie de Saint-Gobain S.A.	8,846	632,655
Dassault Systemes SE	31,556	1,653,386
Hermes International S.C.A.	871	1,852,322
Legrand S.A.	7,638	748,702
L’Oreal S.A.	2,239	1,081,561
Publicis Groupe S.A.	7,352	743,507
Rexel S.A.	26,709	719,224
Schneider Electric SE	3,444	684,237
Technip Energies N.V.	27,490	576,169
Veolia Environnement S.A.	21,357	702,235
		9,393,998
Germany-5.84%
Allianz SE	2,507	674,816
Brenntag SE	7,747	692,233
Deutsche Boerse AG	3,303	662,862
Deutsche Post AG	15,278	738,842
Hannover Rueck SE	6,280	1,515,771
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	2,391	1,023,826
Rheinmetall AG	3,312	1,168,521
SAP SE	4,249	742,169
		7,219,040
Greece-1.03%
Mytilineos S.A.	30,869	1,274,196
Ireland-0.76%
AIB Group PLC	210,663	932,722
Israel-0.59%
Mizrahi Tefahot Bank Ltd.	19,306	723,351
Italy-2.57%
Banco BPM S.p.A.	178,228	969,937
Infrastrutture Wireless Italiane S.p.A.(a)(c)	52,702	643,749
	Shares	Value
Italy-(continued)
Leonardo S.p.A.	40,924	$720,372
UniCredit S.p.A.	28,444	839,171
		3,173,229
Japan-12.29%
Disco Corp.	3,049	842,269
Hitachi Ltd.	9,403	751,018
ITOCHU Corp.(a)	33,619	1,552,902
Lasertec Corp.	14,198	3,863,838
Marubeni Corp.	47,090	818,739
Mitsubishi Corp.	41,108	721,341
Mitsubishi Heavy Industries Ltd.	12,142	825,830
Mitsui & Co. Ltd.	18,945	781,647
Mitsui OSK Lines Ltd.(a)	47,787	1,735,926
Nippon Steel Corp.	29,356	716,955
NOF Corp.	22,334	1,022,467
SCREEN Holdings Co. Ltd.	7,923	795,146
Shin-Etsu Chemical Co. Ltd.	18,806	755,842
		15,183,920
Netherlands-9.57%
Arcadis N.V.	15,511	858,448
ASM International N.V.	5,742	3,219,669
ASML Holding N.V.(a)	3,747	3,248,818
BE Semiconductor Industries N.V.	4,853	736,966
IMCD N.V.	6,670	1,028,831
ING Groep N.V.	42,852	613,968
Shell PLC	19,957	621,887
Wolters Kluwer N.V.	10,042	1,488,959
		11,817,546
Norway-1.26%
Equinor ASA	20,113	582,140
Kongsberg Gruppen ASA	18,971	974,258
		1,556,398
Singapore-1.65%
Keppel Ltd.	127,448	682,851
Oversea-Chinese Banking Corp. Ltd.	140,531	1,355,516
		2,038,367
South Korea-0.60%
Meritz Financial Group, Inc.(b)	14,500	744,203
Spain-1.72%
ACS Actividades de Construccion y Servicios S.A.	15,020	596,984
ACS Actividades de Construccion y Servicios S.A., Rts., expiring 02/06/2024(b)	15,223	7,011
Banco de Sabadell S.A.	675,820	885,336
Iberdrola S.A.	52,552	637,918
		2,127,249
Sweden-5.95%
Atlas Copco AB, Class A	99,185	1,602,630
Hexagon AB, Class B	185,379	2,045,344
Industrivarden AB, Class A	22,106	702,610
Lifco AB, Class B	25,821	630,259
SSAB AB, Class B	101,017	780,186
Swedbank AB, Class A(a)	76,926	1,584,330
		7,345,359
Switzerland-15.71%
ABB Ltd.	31,873	1,363,199
BKW AG	7,175	1,150,041
Chocoladefabriken Lindt & Spruengli AG	24	3,060,675
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Switzerland-(continued)
Flughafen Zureich AG	12,872	$2,681,385
Kuehne + Nagel International AG, Class R	8,714	2,984,407
Novartis AG	8,351	870,291
Schindler Holding AG, PC(a)	9,030	2,273,684
Siegfried Holding AG(b)	1,223	1,230,342
Swiss Life Holding AG	2,168	1,570,432
VAT Group AG(a)(c)	3,231	1,531,792
Zurich Insurance Group AG(a)	1,340	685,894
		19,402,142
United Kingdom-10.38%
3i Group PLC	58,226	1,838,127
Ashtead Group PLC	10,039	665,033
AstraZeneca PLC	7,420	992,145
BAE Systems PLC	49,084	735,696
Centrica PLC	468,963	826,825
Diploma PLC	54,794	2,274,745
InterContinental Hotels Group PLC	36,327	3,469,548
RELX PLC	23,683	983,791
Rolls-Royce Holdings PLC(b)	270,570	1,037,807
		12,823,717
United States-1.52%
Ferrovial SE(a)	30,342	1,167,079
Tenaris S.A.	44,347	708,850
		1,875,929
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $107,119,419)		123,615,983
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.80%
Invesco Private Government Fund, 5.29%(d)(e)(f)	2,006,411	$2,006,411
Invesco Private Prime Fund, 5.52%(d)(e)(f)	5,155,730	5,159,339
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,165,194)		7,165,750
TOTAL INVESTMENTS IN SECURITIES-105.88% (Cost $114,284,613)		130,781,733
OTHER ASSETS LESS LIABILITIES-(5.88)%		(7,262,642)
NET ASSETS-100.00%		$123,519,091

Investment Abbreviations:
PC-Participation Certificate
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2024.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $2,175,541, which represented 1.76% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,435,135	$(3,435,135)	$-	$-	$-	$760
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,378,573	2,880,646	(4,252,808)	-	-	2,006,411	31,934*
Invesco Private Prime Fund	8,689,974	6,511,640	(10,046,402)	550	3,577	5,159,339	85,025*
Total	$12,068,547	$12,827,421	$(17,734,345)	$550	$3,577	$7,165,750	$117,719

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
January 31, 2024
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Brazil-10.55%
Banco do Brasil S.A.	69,900	$798,578
BB Seguridade Participacoes S.A.	93,600	648,803
BRF S.A.(a)	217,100	612,929
Caixa Seguridade Participacoes S.A.	246,000	703,483
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	67,700	628,072
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	44,291	706,885
Cury Construtora e Incorporadora S.A.	364,400	1,364,352
Equatorial Energia S.A.	89,300	640,323
Inter & Co, Inc.(a)	148,764	748,283
Marcopolo S.A., Preference Shares	784,700	1,270,486
PRIO S.A.	305,000	2,711,674
Ultrapar Participacoes S.A.	121,955	695,285
Vale S.A.	109,300	1,498,891
		13,028,044
China-5.24%
Akeso, Inc.(a)(b)(c)	139,810	709,133
China Coal Energy Co. Ltd., H Shares	1,326,760	1,452,821
China Shenhua Energy Co. Ltd., H Shares	369,049	1,395,043
Lenovo Group Ltd.	629,590	658,000
Shougang Fushan Resources Group Ltd.	2,181,340	862,239
Zijin Mining Group Co. Ltd., H Shares	941,418	1,394,559
		6,471,795
Egypt-0.64%
Commercial International Bank Egypt S.A.E.	275,688	786,023
Indonesia-2.08%
PT AKR Corporindo Tbk	11,531,460	1,183,838
PT Bank Mandiri (Persero) Tbk	1,647,520	694,297
PT Bank Negara Indonesia (Persero) Tbk	1,882,280	685,875
		2,564,010
Malaysia-6.96%
Frontken Corp. Bhd.	5,217,883	3,816,887
QL Resources Bhd.	1,407,600	1,734,949
YTL Corp. Bhd.	2,155,200	1,066,209
YTL Power International Bhd.	2,270,600	1,972,973
		8,591,018
Mexico-16.54%
Alsea S.A.B. de C.V.(a)	365,291	1,430,495
Arca Continental S.A.B. de C.V.	73,617	838,202
Banco del Bajio S.A.(b)	542,460	2,068,079
CEMEX S.A.B. de C.V., Series CPO(a)	907,871	755,876
Corp. Inmobiliaria Vesta SAB de C.V.(c)	245,698	936,272
El Puerto de Liverpool S.A.B. de C.V., Class C-1	100,270	705,810
Fibra Uno Administracion S.A. de C.V.(c)	403,159	686,817
Gentera S.A.B. de C.V.	1,452,283	1,979,444
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	64,774	594,244
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	23,360	682,391
Grupo Carso S.A.B. de C.V., Series A1(c)	154,922	1,455,458
Grupo Comercial Chedraui S.A. de C.V.	259,833	1,760,005
Grupo Financiero Banorte S.A.B. de C.V., Class O	93,744	955,479
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	321,411	951,574
Grupo Mexico S.A.B. de C.V., Class B	122,640	634,139
	Shares	Value
Mexico-(continued)
Prologis Property Mexico S.A. de C.V.	158,770	$655,676
Qualitas Controladora S.A.B. de C.V.	187,935	2,080,957
Regional S.A.B. de C.V.(c)	134,484	1,250,841
		20,421,759
Philippines-0.51%
International Container Terminal Services, Inc.	147,540	636,863
South Africa-4.61%
Clicks Group Ltd.(c)	148,419	2,401,517
Gold Fields Ltd.	38,294	571,957
Harmony Gold Mining Co. Ltd.	101,517	640,801
Investec Ltd.	211,954	1,411,982
OUTsurance Group Ltd.	293,498	660,415
		5,686,672
Taiwan-44.19%
Acer, Inc.	493,000	725,336
Alchip Technologies Ltd.	14,201	1,769,482
Chicony Electronics Co. Ltd.	152,000	798,863
China Motor Corp.	621,710	2,274,343
Chung-Hsin Electric and Machinery Manufacturing Corp.	196,000	748,319
Delta Electronics, Inc.	73,939	661,446
Faraday Technology Corp.	53,000	705,267
First Financial Holding Co. Ltd.	753,057	639,988
Getac Holdings Corp.	202,000	664,739
Global Unichip Corp.	43,000	2,122,558
Gold Circuit Electronics Ltd.	488,581	3,574,659
Goldsun Building Materials Co. Ltd.	1,023,974	971,646
Great Wall Enterprise Co. Ltd.	566,738	1,044,770
Jentech Precision Industrial Co. Ltd.	40,780	977,172
King Yuan Electronics Co. Ltd.	243,268	652,870
Kings Town Bank Co. Ltd.	1,225,033	1,594,917
Lien Hwa Industrial Holdings Corp.	1,283,311	2,660,965
Lotus Pharmaceutical Co. Ltd.(a)	147,000	1,312,689
Mega Financial Holding Co. Ltd.	676,000	813,157
Micro-Star International Co. Ltd.	528,739	3,074,506
Powertech Technology, Inc.	215,139	1,000,103
Sercomm Corp.	149,954	622,822
Sigurd Microelectronics Corp.	993,603	2,149,137
SinoPac Financial Holdings Co. Ltd.	1,259,026	772,322
Supreme Electronics Co. Ltd.	1,230,293	2,366,288
Taichung Commercial Bank Co. Ltd.	1,336,133	670,212
Taishin Financial Holding Co. Ltd.	1,256,165	688,293
Taiwan Cooperative Financial Holding Co. Ltd.	741,866	603,220
Taiwan Hon Chuan Enterprise Co. Ltd.	160,000	713,110
Taiwan Semiconductor Manufacturing Co. Ltd.	151,267	3,035,054
Tatung Co. Ltd.(a)	490,000	686,481
Tong Yang Industry Co. Ltd.	259,569	707,399
Topco Scientific Co. Ltd.	544,743	3,263,289
TXC Corp.	243,507	739,091
Uni-President Enterprises Corp.	847,673	1,960,783
Via Technologies, Inc.	204,000	902,698
WinWay Technology Co. Ltd.	40,000	1,013,435
Wistron NeWeb Corp.	137,586	628,598
WPG Holdings Ltd.	292,000	813,508
Yulon Finance Corp.	612,906	3,417,054
		54,540,589
Thailand-0.57%
Bangchak Corp. PCL, NVDR	593,294	702,371
Turkey-5.27%
Akbank T.A.S.	699,852	911,948
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Turkey-(continued)
Aselsan Elektronik Sanayi Ve Ticaret A.S.	375,675	$626,455
BIM Birlesik Magazalar A.S.	64,829	813,995
Coca-Cola Icecek A.S.	43,810	772,421
Turk Hava Yollari AO(a)	245,436	2,206,126
Yapi ve Kredi Bankasi A.S.	1,631,103	1,173,981
		6,504,926
United States-2.81%
GCC S.A.B. de C.V.	70,104	811,305
Tecnoglass, Inc.(c)	57,667	2,653,259
		3,464,564
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $105,633,039)		123,398,634
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.18%
Invesco Private Government Fund, 5.29%(d)(e)(f)	2,135,670	$2,135,670
Invesco Private Prime Fund, 5.52%(d)(e)(f)	5,487,880	5,491,722
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,626,741)		7,627,392
TOTAL INVESTMENTS IN SECURITIES-106.15% (Cost $113,259,780)		131,026,026
OTHER ASSETS LESS LIABILITIES-(6.15)%		(7,595,629)
NET ASSETS-100.00%		$123,430,397

Investment Abbreviations:
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $2,777,212, which represented 2.25% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,307,529	$(5,307,529)	$-	$-	$-	$974
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,213,235	2,541,068	(1,618,633)	-	-	2,135,670	19,422*
Invesco Private Prime Fund	3,120,675	5,700,891	(3,331,900)	577	1,479	5,491,722	51,888*
Total	$4,333,910	$13,549,488	$(10,258,062)	$577	$1,479	$7,627,392	$72,284

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Australia-5.90%
AGL Energy Ltd.(a)	83,928	$481,017
AMP Ltd.	491,742	303,937
Ampol Ltd.	27,738	666,888
ANZ Group Holdings Ltd.	229,062	4,118,664
APA Group	65,339	366,703
Aristocrat Leisure Ltd.	22,617	665,318
ASX Ltd.	8,234	357,393
Aurizon Holdings Ltd.	274,189	686,948
Bank of Queensland Ltd.(a)	77,844	310,811
Bendigo & Adelaide Bank Ltd.	59,155	384,788
BHP Group Ltd.	411,117	12,846,519
BlueScope Steel Ltd.	65,414	1,020,942
Brambles Ltd.	105,213	1,018,228
Coles Group Ltd.	89,355	939,774
Commonwealth Bank of Australia	85,422	6,636,711
Computershare Ltd.	25,108	421,414
CSL Ltd.	10,088	2,011,939
Dexus	110,821	571,414
Endeavour Group Ltd.	109,526	406,900
Evolution Mining Ltd.	166,313	352,911
Fortescue Ltd.	181,796	3,590,867
Glencore PLC	1,865,443	9,987,998
Goodman Group	62,759	1,062,063
GPT Group (The)	183,847	566,340
Incitec Pivot Ltd.	180,141	320,331
Insurance Australia Group Ltd.	249,510	996,229
James Hardie Industries PLC, CDI(b)	19,969	768,402
JB Hi-Fi Ltd.	13,927	526,517
Lendlease Corp. Ltd.	89,770	439,728
Macquarie Group Ltd.	23,599	2,971,043
Medibank Pvt. Ltd.	275,611	699,620
Metcash Ltd.	122,397	294,514
Mineral Resources Ltd.(a)	6,918	274,160
Mirvac Group	425,687	610,639
National Australia Bank Ltd.	187,239	4,035,045
Northern Star Resources Ltd.	55,597	483,294
Orica Ltd.	31,843	342,270
Origin Energy Ltd.	171,761	967,383
Qantas Airways Ltd.(b)	76,806	282,296
QBE Insurance Group Ltd.	123,797	1,297,101
Ramsay Health Care Ltd.	13,184	446,484
Rio Tinto Ltd.	47,847	4,204,162
Rio Tinto PLC	136,039	9,533,339
Santos Ltd.	245,204	1,272,423
Scentre Group	473,474	960,880
Sonic Healthcare Ltd.	35,435	750,047
South32 Ltd.	406,317	899,796
Star Entertainment Group Ltd. (The)(a)(b)	424,157	157,018
Stockland	265,692	800,899
Suncorp Group Ltd.	123,033	1,154,087
Telstra Group Ltd.	516,621	1,379,710
Transurban Group	144,765	1,292,865
Treasury Wine Estates Ltd.	43,677	310,959
Vicinity Ltd.	389,777	528,207
Wesfarmers Ltd.	55,919	2,150,269
Westpac Banking Corp.	239,320	3,825,337
Woodside Energy Group Ltd.	88,480	1,895,652
Woolworths Group Ltd.	63,375	1,508,605
Worley Ltd.	35,129	344,151
		98,499,949
	Shares	Value
Austria-0.41%
ams-OSRAM AG(a)(b)	86,043	$205,616
ANDRITZ AG	6,762	419,780
BAWAG Group AG(b)(c)	9,935	516,284
Erste Group Bank AG	44,794	1,948,733
Mondi PLC(a)	72,028	1,296,979
OMV AG	21,549	966,968
Raiffeisen Bank International AG	27,373	574,460
voestalpine AG	17,850	535,152
Wienerberger AG	13,679	467,756
		6,931,728
Belgium-0.82%
Ageas S.A./N.V.	28,361	1,226,433
Anheuser-Busch InBev S.A./N.V.(a)	85,741	5,356,263
Cofinimmo S.A.(a)	3,126	229,204
Colruyt Group N.V	11,564	530,970
Elia Group S.A./N.V.	2,062	250,415
Groupe Bruxelles Lambert N.V.	8,224	628,906
KBC Group N.V.(a)	31,953	2,099,198
Proximus SADP	55,736	532,660
Sofina S.A.(a)	1,282	309,987
Solvay S.A., Class A(a)	9,117	251,941
Syensqo S.A.(b)	9,117	816,927
UCB S.A.	8,911	845,027
Umicore S.A.(a)	27,711	637,240
		13,715,171
Brazil-0.04%
Yara International ASA	22,364	747,277
Burkina Faso-0.01%
Endeavour Mining PLC	13,174	236,883
Canada-8.78%
Agnico Eagle Mines Ltd.	19,147	946,996
Air Canada(b)	21,030	286,791
Algonquin Power & Utilities Corp.(a)	89,429	533,475
Alimentation Couche-Tard, Inc.	53,573	3,158,924
Allied Properties REIT(a)	16,988	248,199
AltaGas Ltd.(a)	38,003	795,018
ARC Resources Ltd.	44,571	696,563
ATCO Ltd., Class I	9,462	266,286
B2Gold Corp.	101,445	284,734
Bank of Montreal(a)	59,113	5,603,136
Bank of Nova Scotia (The)	159,501	7,505,578
Barrick Gold Corp.	156,413	2,458,496
BCE, Inc.	35,019	1,421,938
Bombardier, Inc., Class B(b)	12,005	446,487
Brookfield Corp.	135,315	5,404,295
CAE, Inc.(b)	14,252	287,163
Cameco Corp.(a)	9,764	469,108
Canadian Apartment Properties REIT	15,515	541,960
Canadian Imperial Bank of Commerce	107,701	4,897,955
Canadian National Railway Co.	24,478	3,055,605
Canadian Natural Resources Ltd.	80,727	5,198,721
Canadian Pacific Kansas City Ltd.(a)	27,924	2,261,216
Canadian Tire Corp. Ltd., Class A(a)	7,236	773,941
Canadian Utilities Ltd., Class A(a)	14,258	326,983
Canadian Western Bank	13,191	292,343
Capital Power Corp.	11,054	305,794
CCL Industries, Inc., Class B	9,061	390,232
Celestica, Inc.(b)	22,025	761,779
Cenovus Energy, Inc.	64,868	1,057,464
CGI, Inc., Class A(b)	10,627	1,197,561
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Canada-(continued)
CI Financial Corp.	30,029	$368,606
Constellation Software, Inc.	205	570,152
Crescent Point Energy Corp.	64,964	426,432
Dollarama, Inc.	4,838	357,296
Element Fleet Management Corp.	20,605	349,778
Emera, Inc.(a)	29,126	1,035,722
Enbridge, Inc.(a)	218,602	7,811,129
Fairfax Financial Holdings Ltd.	2,547	2,671,714
Finning International, Inc.	16,998	495,035
First Capital REIT(a)	25,526	302,059
Fortis, Inc.	48,865	1,972,814
Franco-Nevada Corp.	4,141	450,844
George Weston Ltd.	7,738	992,118
Gibson Energy, Inc.	22,288	357,996
Gildan Activewear, Inc.	11,203	372,301
Great-West Lifeco, Inc.	41,350	1,389,011
Hydro One Ltd.(c)	25,209	752,845
iA Financial Corp., Inc.	9,554	653,595
IGM Financial, Inc.(a)	9,108	247,938
Imperial Oil Ltd.	14,843	861,551
Intact Financial Corp.	9,081	1,429,048
Keyera Corp.	25,244	614,449
Kinross Gold Corp.	239,955	1,330,838
Linamar Corp.	5,048	240,942
Loblaw Cos. Ltd.	13,773	1,384,980
Magna International, Inc.	48,242	2,759,007
Manulife Financial Corp.	293,660	6,532,372
MEG Energy Corp.(b)	23,639	449,761
Methanex Corp.	6,773	302,239
Metro, Inc.	18,074	954,937
National Bank of Canada	26,930	2,072,686
Northland Power, Inc.(a)	17,072	316,127
Nutrien Ltd.	42,084	2,111,681
Onex Corp.	7,700	572,119
Open Text Corp.	17,530	769,271
Parkland Corp.	28,778	988,237
Pembina Pipeline Corp.(a)	51,050	1,769,489
Power Corp. of Canada	100,604	2,950,990
Restaurant Brands International, Inc.	11,318	889,057
RioCan REIT(a)	35,973	492,456
Royal Bank of Canada	115,211	11,314,573
Saputo, Inc.(a)	20,551	426,387
Shopify, Inc., Class A(b)	15,639	1,259,852
SNC-Lavalin Group, Inc.	17,159	572,673
SSR Mining, Inc.	21,813	206,857
Sun Life Financial, Inc.	61,768	3,221,894
Suncor Energy, Inc.	158,617	5,285,453
TC Energy Corp.(a)	104,370	4,143,396
Teck Resources Ltd., Class B	35,955	1,448,103
TELUS Corp.	44,715	805,911
TFI International, Inc.	3,036	401,505
Thomson Reuters Corp.	5,261	786,010
TMX Group Ltd.	15,098	375,741
Toromont Industries Ltd.	3,430	302,322
Toronto-Dominion Bank (The)	160,892	9,834,998
Tourmaline Oil Corp.	13,541	589,153
Vermilion Energy, Inc.	29,583	319,954
West Fraser Timber Co. Ltd.	10,080	806,596
Wheaton Precious Metals Corp.	13,252	624,983
WSP Global, Inc.	4,816	711,956
		146,682,680
	Shares	Value
Chile-0.08%
Antofagasta PLC(a)	28,006	$618,775
Lundin Mining Corp.	78,095	641,805
		1,260,580
China-0.22%
AAC Technologies Holdings, Inc.	126,144	283,359
BOC Hong Kong (Holdings) Ltd.	344,646	825,325
Lenovo Group Ltd.	1,134,792	1,185,999
Prosus N.V.(b)	26,745	799,795
Wilmar International Ltd.	171,595	423,739
Xinyi Glass Holdings Ltd.(a)	197,615	163,052
		3,681,269
Denmark-1.13%
A.P. Moller - Maersk A/S, Class A(a)	500	911,568
A.P. Moller - Maersk A/S, Class B(a)	834	1,546,628
Carlsberg A/S, Class B	6,309	817,564
Coloplast A/S, Class B(a)	4,690	545,155
Danske Bank A/S	89,422	2,419,364
DSV A/S(a)	6,617	1,193,351
Genmab A/S(b)	848	237,403
ISS A/S	27,342	521,992
Jyske Bank A/S	4,355	336,504
Novo Nordisk A/S, Class B	58,004	6,549,520
Novozymes A/S, Class B(a)	14,242	735,361
Orsted A/S(a)(c)	10,280	586,525
Pandora A/S	5,757	846,544
Tryg A/S	21,668	465,929
Vestas Wind Systems A/S(b)	42,136	1,207,623
		18,921,031
Finland-1.21%
Elisa OYJ	9,607	440,904
Fortum OYJ(a)	88,698	1,222,659
Huhtamaki OYJ(a)	10,057	397,321
Kesko OYJ, Class B	30,785	604,599
Kone OYJ, Class B	23,017	1,148,602
Konecranes OYJ	8,880	384,293
Mandatum OYJ(b)	55,979	255,634
Neste OYJ	22,622	787,570
Nokia OYJ(a)	554,169	1,999,732
Nokian Renkaat OYJ(a)	36,736	333,522
Nordea Bank Abp	448,417	5,566,501
Orion OYJ, Class B	5,788	268,590
Outokumpu OYJ(a)	70,635	303,687
Sampo OYJ	54,504	2,296,266
Stora Enso OYJ, Class R(a)	77,600	995,922
UPM-Kymmene OYJ	54,715	2,001,149
Valmet OYJ(a)	11,228	320,156
Wartsila OYJ Abp(a)	55,500	825,931
		20,153,038
France-8.81%
Accor S.A.	10,568	421,297
Air France-KLM(a)(b)	37,459	484,209
Air Liquide S.A.	27,127	5,117,779
Airbus SE	25,092	4,028,466
Alstom S.A.(a)	34,664	442,432
Amundi S.A.(a)(c)	7,086	484,152
Arkema S.A.	9,881	1,087,277
Atos SE(a)(b)	47,822	207,007
AXA S.A.	257,449	8,714,022
BNP Paribas S.A.	173,997	11,822,220
Bollore SE	50,238	334,248

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
France-(continued)
Bouygues S.A.	54,465	$2,010,346
Bureau Veritas S.A.	14,700	394,407
Capgemini SE	8,730	1,964,871
Carrefour S.A.	116,982	2,010,275
Cie de Saint-Gobain S.A.	68,292	4,884,157
Cie Generale des Etablissements Michelin S.C.A.	93,023	3,114,246
Clariane SE(a)	28,831	73,597
Covivio S.A.	6,619	324,696
Credit Agricole S.A.	276,640	4,000,260
Danone S.A.	66,000	4,426,297
Dassault Systemes SE	10,966	574,567
Edenred SE	7,591	456,978
Eiffage S.A.	10,330	1,089,332
Elis S.A.(a)	26,498	587,758
ENGIE S.A.	343,622	5,527,974
EssilorLuxottica S.A.	13,188	2,611,533
Eurazeo SE	5,229	449,004
Forvia SE(b)	49,105	856,379
Gecina S.A.	5,818	649,044
Hermes International S.C.A.	336	714,558
Kering S.A.	3,282	1,366,315
Klepierre S.A.	28,001	732,724
Legrand S.A.	13,276	1,301,357
L’Oreal S.A.	7,023	3,392,499
LVMH Moet Hennessy Louis Vuitton SE	6,355	5,340,255
Nexans S.A.	2,908	267,710
Orange S.A.	409,765	4,895,291
Pernod Ricard S.A.	9,391	1,555,649
Publicis Groupe S.A.	21,241	2,148,101
Renault S.A.	72,996	2,780,768
Rexel S.A.	33,203	894,095
Rubis S.C.A.	10,616	270,532
Safran S.A.	15,372	2,895,740
Schneider Electric SE	27,608	5,485,025
SCOR SE	28,276	849,572
SEB S.A.(a)	3,687	454,568
Societe Generale S.A.	194,434	5,060,448
Sodexo S.A.(a)	9,941	1,129,514
SPIE S.A.(a)	14,693	489,981
Technip Energies N.V.	22,644	474,600
Teleperformance SE	2,673	422,902
Thales S.A.	6,166	906,550
TotalEnergies SE	340,531	22,231,108
Ubisoft Entertainment S.A.(a)(b)	15,351	342,005
Unibail-Rodamco-Westfield SE(a)(b)	12,619	918,121
Valeo SE(a)	62,720	828,797
Veolia Environnement S.A.	84,072	2,764,355
Vinci S.A.	44,444	5,652,308
Vivendi SE(a)	89,403	1,015,327
Wendel SE	2,631	241,066
Worldline S.A.(b)(c)	16,408	224,840
		147,195,511
Germany-9.34%
adidas AG	14,379	2,750,853
Allianz SE	57,421	15,456,175
Aroundtown S.A.(a)(b)	195,571	443,360
Aurubis AG	6,484	472,320
BASF SE	170,558	8,237,047
Bayer AG	108,942	3,419,977
Bayerische Motoren Werke AG	63,150	6,638,790
	Shares	Value
Germany-(continued)
Bayerische Motoren Werke AG, Preference Shares	11,909	$1,173,956
Beiersdorf AG	3,458	510,287
Brenntag SE	13,990	1,250,076
Commerzbank AG	152,358	1,767,529
Continental AG	25,544	2,114,335
Covestro AG(b)(c)	39,371	2,098,993
Daimler Truck Holding AG	64,337	2,324,412
Deutsche Bank AG	418,285	5,467,796
Deutsche Boerse AG	7,538	1,512,762
Deutsche Lufthansa AG(b)	97,261	818,575
Deutsche Post AG	128,506	6,214,533
Deutsche Telekom AG	452,771	11,186,507
E.ON SE	294,191	4,013,738
Evonik Industries AG	37,868	705,245
Freenet AG	18,514	515,240
Fresenius Medical Care AG	42,440	1,659,617
Fresenius SE & Co. KGaA	83,191	2,360,367
FUCHS SE	2,773	99,100
FUCHS SE, Preference Shares	5,788	256,518
GEA Group AG	11,330	457,828
Hannover Rueck SE	6,356	1,534,115
Heidelberg Materials AG	28,461	2,655,047
Henkel AG & Co. KGaA	11,127	765,814
Henkel AG & Co. KGaA, Preference Shares(a)	18,884	1,458,457
HUGO BOSS AG	4,204	265,502
Infineon Technologies AG	44,685	1,637,952
K+S AG(a)	26,884	381,534
KION Group AG	15,244	705,405
Knorr-Bremse AG	6,400	400,018
LANXESS AG	14,704	398,507
LEG Immobilien SE(b)	9,431	793,533
Mercedes-Benz Group AG(a)	141,869	9,685,516
Merck KGaA	5,033	833,186
MTU Aero Engines AG	2,209	512,779
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	17,176	7,354,762
ProSiebenSat.1 Media SE(a)	47,159	335,533
Puma SE	5,180	211,567
Rheinmetall AG	2,372	836,875
RWE AG	57,546	2,145,947
Salzgitter AG	6,925	195,429
SAP SE	54,457	9,511,954
Siemens AG	56,057	10,149,469
Siemens Energy AG, Class A(b)	83,983	1,273,979
Siemens Healthineers AG(c)	12,591	709,288
Symrise AG	5,182	540,041
TAG Immobilien AG(b)	36,811	523,016
Talanx AG	7,508	530,520
Telefonica Deutschland Holding AG(a)	38,448	98,146
thyssenkrupp AG	201,037	1,258,286
TUI AG(b)	66,493	464,869
United Internet AG	19,392	512,290
Volkswagen AG(a)	9,413	1,345,594
Volkswagen AG, Preference Shares	65,519	8,529,018
Vonovia SE	102,447	3,232,774
Zalando SE(b)(c)	12,151	246,558
		155,959,216
Hong Kong-1.13%
AIA Group Ltd.	699,182	5,451,424
CK Asset Holdings Ltd.	130,387	587,949
CK Hutchison Holdings Ltd.	165,092	853,205

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Hong Kong-(continued)
CLP Holdings Ltd.	98,397	$782,292
Hang Lung Properties Ltd.	158,904	184,572
Hang Seng Bank Ltd.	41,503	431,369
Henderson Land Development Co. Ltd.	105,266	274,030
Hong Kong & China Gas Co. Ltd. (The)(a)	563,703	400,211
Hong Kong Exchanges & Clearing Ltd.	25,853	782,477
Hongkong Land Holdings Ltd.	74,396	232,860
Jardine Matheson Holdings Ltd.	10,760	433,628
Link REIT	218,211	1,094,230
MTR Corp. Ltd.	102,426	332,805
New World Development Co. Ltd.(a)	267,861	328,262
Orient Overseas International Ltd.	24,640	366,893
Power Assets Holdings Ltd.	61,795	362,047
Prudential PLC	259,223	2,701,601
Sun Hung Kai Properties Ltd.	125,402	1,168,638
Swire Pacific Ltd., Class A	63,360	490,362
Swire Pacific Ltd., Class B	135,772	159,962
Techtronic Industries Co. Ltd.	52,247	556,072
WH Group Ltd.	741,646	436,416
Wharf Real Estate Investment Co. Ltd.	131,453	385,081
		18,796,386
Ireland-0.29%
AIB Group PLC	123,691	547,649
Bank of Ireland Group PLC	93,567	867,168
Flutter Entertainment PLC(a)(b)	5,320	1,103,269
Kerry Group PLC, Class A	7,728	694,061
Kingspan Group PLC	6,534	536,292
Smurfit Kappa Group PLC(a)	29,801	1,118,769
		4,867,208
Israel-0.27%
Bank Hapoalim B.M.	93,631	802,522
Bank Leumi le-Israel B.M.	105,489	807,885
Bezeq The Israeli Telecommunication Corp. Ltd.	204,249	271,636
ICL Group Ltd.	73,897	340,457
Israel Discount Bank Ltd., Class A	110,591	540,521
Mizrahi Tefahot Bank Ltd.	13,410	502,442
Teva Pharmaceutical Industries Ltd.(b)	100,793	1,219,113
		4,484,576
Italy-3.32%
A2A S.p.A.(a)	332,654	665,057
Assicurazioni Generali S.p.A.	171,883	3,862,988
Azimut Holding S.p.A.	12,040	338,732
Banco BPM S.p.A.	274,838	1,495,700
BPER Banca	179,800	655,258
Coca-Cola HBC AG(b)	18,938	561,435
Enel S.p.A.	1,537,663	10,591,291
Eni S.p.A.	443,636	7,138,864
Ferrari N.V.	1,885	662,802
FinecoBank Banca Fineco S.p.A.(a)	20,330	296,581
Hera S.p.A.	152,236	540,748
Intesa Sanpaolo S.p.A.	2,840,736	8,834,504
Italgas S.p.A.	61,916	355,786
Iveco Group N.V.(b)	70,480	758,852
Leonardo S.p.A.	75,790	1,334,108
Mediobanca Banca di Credito Finanziario S.p.A.	90,830	1,213,569
Moncler S.p.A.	5,082	316,315
Nexi S.p.A.(a)(b)(c)	48,240	374,351
Pirelli & C. S.p.A.(c)	70,886	387,926
	Shares	Value
Italy-(continued)
Poste Italiane S.p.A.(c)	70,741	$773,419
Prysmian S.p.A.	21,066	937,972
Saras S.p.A.(a)	173,526	296,687
Snam S.p.A.	220,870	1,086,598
Telecom Italia S.p.A.(a)(b)	3,823,592	1,158,377
Telecom Italia S.p.A., RSP(a)(b)	2,139,033	677,540
Terna S.p.A.	102,381	870,563
UniCredit S.p.A.	303,797	8,962,790
Unipol Gruppo S.p.A.	59,875	374,626
		55,523,439
Japan-22.08%
Advantest Corp.	25,672	1,022,665
AEON Co. Ltd.(a)	56,247	1,359,471
AGC, Inc.	33,502	1,275,677
Aisin Corp.	21,045	799,760
Ajinomoto Co., Inc.	29,071	1,210,571
Alps Alpine Co. Ltd.	49,650	374,137
Amada Co. Ltd.	33,987	373,177
ANA Holdings, Inc.(a)(b)	16,191	362,200
Aozora Bank Ltd.(a)	23,346	520,184
Asahi Group Holdings Ltd.	42,510	1,602,395
Asahi Kasei Corp.	142,672	1,095,600
Astellas Pharma, Inc.	148,187	1,748,743
Bandai Namco Holdings, Inc.	37,953	834,745
Bridgestone Corp.	53,362	2,352,418
Brother Industries Ltd.	23,815	404,696
Canon, Inc.	126,636	3,534,632
Casio Computer Co. Ltd.	28,026	245,030
Central Japan Railway Co.	107,692	2,720,756
Chiba Bank Ltd. (The)	69,587	523,658
Chubu Electric Power Co., Inc.	72,613	952,526
Chugai Pharmaceutical Co. Ltd.	26,449	967,490
Chugoku Electric Power Co., Inc. (The)	66,010	475,064
Concordia Financial Group Ltd.	175,209	848,267
Cosmo Energy Holdings Co. Ltd.	13,135	554,065
CyberAgent, Inc.	30,660	200,625
Dai Nippon Printing Co. Ltd.	17,588	516,420
Daifuku Co. Ltd.	18,076	363,375
Dai-ichi Life Holdings, Inc.	139,804	3,118,870
Daiichi Sankyo Co. Ltd.	44,044	1,332,694
Daikin Industries Ltd.	13,163	2,150,835
Daito Trust Construction Co. Ltd.	7,266	836,329
Daiwa House Industry Co. Ltd.	52,103	1,633,933
Daiwa House REIT Investment Corp.	164	292,491
Daiwa Securities Group, Inc.	147,250	1,071,825
Denka Co. Ltd.	14,200	250,825
Denso Corp.	187,068	2,995,903
Dentsu Group, Inc.	23,967	644,695
Disco Corp.	3,397	938,402
Dowa Holdings Co. Ltd.	8,532	301,940
East Japan Railway Co.	47,510	2,743,505
Ebara Corp.	10,677	683,167
Eisai Co. Ltd.	16,776	803,136
Electric Power Development Co. Ltd.	22,924	389,634
ENEOS Holdings, Inc.	508,634	2,082,903
FANUC Corp.	55,875	1,573,712
Fast Retailing Co. Ltd.	4,967	1,350,358
Fuji Electric Co. Ltd.	15,703	801,291
FUJIFILM Holdings Corp.	35,462	2,282,862
Fujikura Ltd.	50,580	423,360
Fujitsu Ltd.	18,557	2,645,650
Fukuoka Financial Group, Inc.	24,725	617,554

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
GLP J-Reit	259	$233,352
Hakuhodo DY Holdings, Inc.	30,195	235,797
Hankyu Hanshin Holdings, Inc.	15,351	475,626
Haseko Corp.	26,205	345,456
Hikari Tsushin, Inc.	1,995	352,938
Hino Motors Ltd.(b)	89,610	310,501
Hirose Electric Co. Ltd.	2,303	271,933
Hitachi Construction Machinery Co. Ltd.	18,425	533,685
Hitachi Ltd.	77,786	6,212,769
Honda Motor Co. Ltd.	504,566	5,783,481
Hoya Corp.	10,643	1,379,385
Hulic Co. Ltd.(a)	47,237	529,326
IBIDEN Co. Ltd.	8,650	446,421
Idemitsu Kosan Co. Ltd.	155,210	874,612
IHI Corp.(a)	25,945	504,967
Inpex Corp.	175,624	2,456,994
Isetan Mitsukoshi Holdings Ltd.	49,545	587,049
Isuzu Motors Ltd.	80,000	1,112,365
ITOCHU Corp.(a)	98,441	4,547,109
J. Front Retailing Co. Ltd.	42,765	401,539
Japan Airlines Co. Ltd.(a)	16,772	326,261
Japan Exchange Group, Inc.	39,486	887,101
Japan Metropolitan Fund Investment Corp.	602	412,659
Japan Post Bank Co. Ltd.	78,573	825,373
Japan Post Holdings Co. Ltd.	260,353	2,522,044
Japan Post Insurance Co. Ltd.	30,961	587,555
Japan Real Estate Investment Corp.	112	433,672
Japan Tobacco, Inc.	150,106	3,999,746
JFE Holdings, Inc.	138,603	2,222,105
JGC Holdings Corp.	25,055	298,072
JSR Corp.(a)	17,457	481,881
Kajima Corp.	46,301	837,488
Kansai Electric Power Co., Inc. (The)	83,632	1,156,001
Kao Corp.	46,860	1,879,529
Kawasaki Heavy Industries Ltd.	33,941	782,263
Kawasaki Kisen Kaisha Ltd.(a)	24,409	1,202,457
KDDI Corp.	145,130	4,861,992
Keio Corp.	8,678	256,822
Keyence Corp.	3,318	1,511,287
Kikkoman Corp.	8,570	535,922
Kintetsu Group Holdings Co. Ltd.	16,714	521,401
Kirin Holdings Co. Ltd.	79,030	1,147,807
Kobe Steel Ltd.(a)	94,968	1,336,406
Koito Manufacturing Co. Ltd.	24,573	382,779
Komatsu Ltd.	97,281	2,825,092
Konami Group Corp.	5,920	369,598
Konica Minolta, Inc.(b)	98,407	274,335
Kubota Corp.	90,420	1,393,337
Kuraray Co. Ltd.	34,387	365,101
Kurita Water Industries Ltd.	6,894	256,753
Kyocera Corp.	145,284	2,169,197
Kyoto Financial Group, Inc.	30,060	507,529
Kyowa Kirin Co. Ltd.	14,284	228,026
Kyushu Electric Power Co., Inc.(b)	69,053	523,655
Kyushu Railway Co.	21,709	482,224
Lawson, Inc.	6,931	400,521
Lion Corp.	26,057	234,589
Lixil Corp.	38,254	517,904
LY Corp.	254,481	804,311
Makita Corp.	25,819	707,759
Marubeni Corp.	179,459	3,120,199
Marui Group Co. Ltd.	19,413	325,708
	Shares	Value
Japan-(continued)
MatsukiyoCocokara & Co.	25,446	$468,708
Mazda Motor Corp.	135,613	1,689,886
Mebuki Financial Group, Inc.	186,586	567,257
MEIJI Holdings Co. Ltd.	31,383	766,675
MINEBEA MITSUMI, Inc.	44,270	935,826
MISUMI Group, Inc.	13,840	243,330
Mitsubishi Chemical Group Corp.	147,688	904,163
Mitsubishi Corp.	352,020	6,177,057
Mitsubishi Electric Corp.	140,064	2,110,901
Mitsubishi Estate Co. Ltd.	140,669	1,984,811
Mitsubishi Gas Chemical Co., Inc.	23,719	393,004
Mitsubishi HC Capital, Inc.	77,964	560,562
Mitsubishi Heavy Industries Ltd.	58,169	3,956,328
Mitsubishi Materials Corp.	19,209	356,781
Mitsubishi Motors Corp.	121,532	391,513
Mitsubishi UFJ Financial Group, Inc.	1,653,706	15,781,904
Mitsui & Co. Ltd.	130,488	5,383,774
Mitsui Chemicals, Inc.	22,094	661,120
Mitsui Fudosan Co. Ltd.	102,080	2,603,415
Mitsui Mining & Smelting Co. Ltd.	13,507	423,852
Mitsui OSK Lines Ltd.(a)	47,975	1,742,755
Mizuho Financial Group, Inc.	403,301	7,454,895
MS&AD Insurance Group Holdings, Inc.	40,135	1,688,045
Murata Manufacturing Co. Ltd.	117,448	2,422,478
Nabtesco Corp.	11,665	227,913
NEC Corp.	32,339	2,145,978
NGK Insulators Ltd.	33,677	426,679
NH Foods Ltd.	14,035	485,644
Nichirei Corp.	15,229	371,935
Nidec Corp.	24,609	933,012
Nikon Corp.	53,005	550,266
Nintendo Co. Ltd.	65,652	3,732,294
Nippon Building Fund, Inc.	115	469,677
Nippon Electric Glass Co. Ltd.	18,327	412,365
Nippon Express Holdings, Inc.	8,945	538,566
Nippon Paint Holdings Co. Ltd.	41,635	332,824
Nippon Sanso Holdings Corp.	15,630	403,113
Nippon Steel Corp.(a)	161,969	3,955,733
Nippon Telegraph & Telephone Corp.	4,044,465	5,154,670
Nippon Yusen K.K.(a)	76,661	2,673,629
Nishi-Nippon Financial Holdings, Inc.	32,490	380,300
Nissan Chemical Corp.	7,276	294,773
Nissan Motor Co. Ltd.	502,947	2,024,519
Nisshin Seifun Group, Inc.	37,045	522,191
Nissin Foods Holdings Co. Ltd.	11,826	386,636
Niterra Co. Ltd.	27,914	763,852
Nitori Holdings Co. Ltd.	4,472	589,383
Nitto Denko Corp.	16,765	1,411,850
Nomura Holdings, Inc.	316,691	1,666,487
Nomura Real Estate Holdings, Inc.	20,455	568,416
Nomura Real Estate Master Fund, Inc.	399	440,558
Nomura Research Institute Ltd.	22,500	697,742
NSK Ltd.	65,919	364,826
NTT DATA Group Corp.	62,126	909,736
Obayashi Corp.	72,873	682,740
Odakyu Electric Railway Co. Ltd.	30,684	474,508
Olympus Corp.	45,557	685,654
Omron Corp.	13,310	610,981
Ono Pharmaceutical Co. Ltd.	26,644	487,038
Oriental Land Co. Ltd.	10,560	397,476
ORIX Corp.	120,340	2,361,521
ORIX JREIT, Inc.	214	249,758

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Osaka Gas Co. Ltd.	32,524	$692,421
Otsuka Corp.	9,963	424,897
Otsuka Holdings Co. Ltd.	31,429	1,252,215
Pan Pacific International Holdings Corp.	25,270	554,410
Panasonic Holdings Corp.	221,061	2,130,080
Persol Holdings Co. Ltd.	178,770	289,481
Rakuten Group, Inc.(a)(b)	96,293	428,518
Recruit Holdings Co. Ltd.	61,655	2,499,943
Renesas Electronics Corp.(b)	66,587	1,126,069
Resona Holdings, Inc.	304,348	1,707,097
Resonac Holdings Corp.	45,431	920,897
Ricoh Co. Ltd.	53,191	425,019
Rohm Co. Ltd.	31,072	548,317
Ryohin Keikaku Co. Ltd.	30,893	486,722
Santen Pharmaceutical Co. Ltd.	44,204	452,095
SBI Holdings, Inc.	39,081	974,251
SECOM Co. Ltd.	18,128	1,329,449
Seibu Holdings, Inc.	26,998	386,200
Seiko Epson Corp.	45,770	678,370
Sekisui Chemical Co. Ltd.	29,999	434,465
Sekisui House Ltd.(a)	73,251	1,677,244
Seven & i Holdings Co. Ltd.	58,628	2,348,730
SG Holdings Co. Ltd.	35,378	463,357
Sharp Corp.(b)	56,199	383,310
Shimadzu Corp.	14,127	397,112
Shimano, Inc.	3,660	534,697
Shimizu Corp.	53,754	363,876
Shin-Etsu Chemical Co. Ltd.	118,604	4,766,879
Shionogi & Co. Ltd.	18,760	912,493
Shiseido Co. Ltd.	19,037	537,868
Shizuoka Financial Group, Inc.	54,646	506,366
SMC Corp.	2,377	1,348,227
SoftBank Corp.	233,580	3,137,570
SoftBank Group Corp.	146,732	6,484,616
Sojitz Corp.	32,088	769,190
Sompo Holdings, Inc.	31,650	1,665,265
Sony Group Corp.	95,685	9,619,231
Stanley Electric Co. Ltd.	13,396	260,176
Subaru Corp.	98,105	2,007,402
SUMCO Corp.	36,390	561,627
Sumitomo Chemical Co. Ltd.	228,598	546,415
Sumitomo Corp.	104,534	2,442,166
Sumitomo Electric Industries Ltd.	64,764	875,483
Sumitomo Forestry Co. Ltd.	26,802	803,831
Sumitomo Heavy Industries Ltd.	13,335	352,225
Sumitomo Metal Mining Co. Ltd.	29,602	830,496
Sumitomo Mitsui Financial Group, Inc.	210,394	11,082,838
Sumitomo Mitsui Trust Holdings, Inc.	89,600	1,864,023
Sumitomo Realty & Development Co. Ltd.	40,322	1,289,863
Suntory Beverage & Food Ltd.	14,010	463,118
Suzuki Motor Corp.	60,265	2,757,327
Sysmex Corp.	7,120	390,060
T&D Holdings, Inc.	83,157	1,402,305
Taisei Corp.	20,144	742,093
Taiyo Yuden Co. Ltd.	11,126	274,468
Takashimaya Co. Ltd.(a)	25,755	362,957
Takeda Pharmaceutical Co. Ltd.	186,405	5,562,501
TDK Corp.	42,786	2,178,303
Terumo Corp.	31,597	1,087,494
THK Co. Ltd.	13,854	271,346
TIS, Inc.	14,693	332,107
Tobu Railway Co. Ltd.	15,954	427,732
	Shares	Value
Japan-(continued)
Tohoku Electric Power Co., Inc.	71,255	$481,468
Tokio Marine Holdings, Inc.	175,048	4,706,267
Tokyo Electric Power Co. Holdings, Inc.(b)	695,783	3,752,254
Tokyo Electron Ltd.	23,045	4,393,015
Tokyo Gas Co. Ltd.	39,435	917,520
Tokyo Tatemono Co. Ltd.	30,095	471,164
Tokyu Corp.	42,650	505,498
Tokyu Fudosan Holdings Corp.	110,512	751,036
TOPPAN Holdings, Inc.	20,096	562,152
Toray Industries, Inc.	156,662	793,626
Tosoh Corp.	34,517	451,254
TOTO Ltd.	14,124	387,945
Toyo Suisan Kaisha Ltd.	7,528	396,858
Toyota Industries Corp.	12,789	1,101,075
Toyota Motor Corp.	835,755	17,152,488
Toyota Tsusho Corp.	20,505	1,372,751
Trend Micro, Inc.(a)(b)	7,546	439,002
Tsuruha Holdings, Inc.	5,215	417,414
Unicharm Corp.	13,612	473,801
West Japan Railway Co.	32,204	1,354,914
Yakult Honsha Co. Ltd.	10,262	226,757
Yamada Holdings Co. Ltd.	137,870	424,905
Yamaha Corp.	10,418	232,770
Yamaha Motor Co. Ltd.	143,841	1,384,534
Yamato Holdings Co. Ltd.	36,344	635,632
Yaskawa Electric Corp.(a)	11,378	437,996
Yokogawa Electric Corp.	23,619	472,461
		368,690,130
Jordan-0.02%
Hikma Pharmaceuticals PLC	13,435	330,457
Luxembourg-0.24%
Aperam S.A.	8,379	260,490
ArcelorMittal S.A.	110,952	3,090,175
Eurofins Scientific SE(a)	5,534	337,235
SES S.A., FDR(a)	40,853	252,947
		3,940,847
Macau-0.05%
Galaxy Entertainment Group Ltd.	79,164	411,149
Sands China Ltd.(b)	130,644	342,602
		753,751
Netherlands-4.60%
Aalberts N.V.	7,269	291,992
ABN AMRO Bank N.V., CVA(c)	80,718	1,197,708
Adyen N.V.(b)(c)	259	329,504
Aegon Ltd.(a)	456,384	2,708,764
Akzo Nobel N.V.	21,493	1,663,225
ASM International N.V.	868	486,707
ASML Holding N.V.	5,372	4,657,766
ASR Nederland N.V.	26,635	1,264,630
Euronext N.V.(c)	4,147	367,807
EXOR N.V.	6,979	681,224
Heineken Holding N.V.	6,869	580,874
Heineken N.V.	14,607	1,480,378
IMCD N.V.(a)	1,809	279,034
ING Groep N.V.	562,303	8,056,477
Koninklijke Ahold Delhaize N.V.	144,337	4,078,007
Koninklijke KPN N.V.(a)	351,396	1,201,604
Koninklijke Philips N.V.(a)(b)	168,229	3,613,843
NN Group N.V.(a)	63,440	2,621,402
Randstad N.V.(a)	20,332	1,165,239

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Netherlands-(continued)
SBM Offshore N.V.	20,683	$266,233
Shell PLC	1,218,628	37,974,077
Universal Music Group N.V.	18,685	555,518
Wolters Kluwer N.V.	8,668	1,285,232
		76,807,245
New Zealand-0.04%
Auckland International Airport Ltd.	54,803	284,546
Spark New Zealand Ltd.	102,736	336,116
		620,662
Norway-0.58%
Aker BP ASA	18,572	498,730
DNB Bank ASA	81,490	1,598,378
Equinor ASA	108,071	3,127,947
Mowi ASA	47,372	859,859
Norsk Hydro ASA	149,333	884,579
Orkla ASA	86,097	679,284
Schibsted ASA, Class A	5,904	182,542
Schibsted ASA, Class B	7,637	220,420
Storebrand ASA	57,480	521,226
Telenor ASA	98,203	1,095,986
		9,668,951
Poland-0.25%
Bank Polska Kasa Opieki S.A.	24,306	942,779
KGHM Polska Miedz S.A.	17,031	480,804
ORLEN S.A.(a)	59,175	930,886
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	95,676	1,225,014
Powszechny Zaklad Ubezpieczen S.A.	51,479	625,006
		4,204,489
Portugal-0.25%
Banco Comercial Portugues S.A., Class R(a)(b)	1,295,187	380,003
EDP - Energias de Portugal S.A.	374,443	1,684,712
Galp Energia SGPS S.A.	87,523	1,389,476
Jeronimo Martins SGPS S.A.	28,774	658,872
		4,113,063
Russia-0.00%
Evraz PLC(b)(d)	48,360	0
Raspadskaya OJSC(b)(d)	546	0
		0
Singapore-0.78%
CapitaLand Ascendas REIT	234,729	512,896
CapitaLand Integrated Commercial Trust	354,001	532,452
CapitaLand Investment Ltd.	146,412	324,301
DBS Group Holdings Ltd.	118,469	2,826,199
Genting Singapore Ltd.	407,339	307,863
Jardine Cycle & Carriage Ltd.	19,255	374,769
Keppel Ltd.	97,535	522,580
Oversea-Chinese Banking Corp. Ltd.	157,388	1,518,114
Singapore Airlines Ltd.(a)	126,076	630,215
Singapore Technologies Engineering Ltd.	132,114	368,755
Singapore Telecommunications Ltd.	919,650	1,651,633
STMicroelectronics N.V.	19,901	884,479
United Overseas Bank Ltd.	112,159	2,381,076
Venture Corp. Ltd.	24,700	247,859
		13,083,191
South Africa-0.20%
Anglo American PLC	139,695	3,373,950
	Shares	Value
South Korea-4.40%
CJ CheilJedang Corp.	1,578	$345,241
CJ CheilJedang Corp., Preference Shares	241	23,384
Delivery Hero SE(b)(c)	7,792	180,285
Doosan Enerbility Co. Ltd.(b)	57,929	670,156
E-MART, Inc.(b)	3,360	195,863
GS Engineering & Construction Corp.(b)	28,546	323,178
Hana Financial Group, Inc.	45,364	1,624,695
Hanwha Galleria Corp.(b)	12,755	12,921
Hanwha Solutions Corp.(b)	12,558	313,797
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	4,808	408,877
HMM Co. Ltd.(b)	32,434	468,776
Hyosung TNC Corp.(b)	817	184,256
Hyundai Engineering & Construction Co. Ltd.(b)	21,592	560,569
Hyundai Glovis Co. Ltd.(b)	2,370	310,578
Hyundai Marine & Fire Insurance Co. Ltd.(b)	13,051	331,494
Hyundai Mobis Co. Ltd.	6,130	964,523
Hyundai Motor Co.	18,218	2,656,294
Hyundai Motor Co., First Pfd.	2,885	255,503
Hyundai Motor Co., Second Pfd.	4,492	398,159
Hyundai Steel Co.(b)	13,191	331,097
Industrial Bank of Korea(b)	38,595	362,050
JB Financial Group Co. Ltd.	38,424	329,353
Kakao Corp.(a)(b)	7,559	297,342
KB Financial Group, Inc.	60,567	2,568,533
Kia Corp.(b)	38,886	2,998,066
Korea Electric Power Corp.(b)	54,719	810,546
Korea Gas Corp.(b)	15,952	316,136
Korea Investment Holdings Co. Ltd.(b)	6,805	313,061
Korea Zinc Co. Ltd.	958	339,874
Korean Air Lines Co. Ltd.(b)	27,028	455,648
KT&G Corp.	12,322	836,454
Kumho Petrochemical Co. Ltd.(b)	2,341	218,901
LG Chem Ltd.	3,624	1,179,806
LG Chem Ltd., Preference Shares	563	114,739
LG Corp.(b)	5,778	354,996
LG Display Co. Ltd.(a)(b)	44,823	391,255
LG Display Co. Ltd., Rts., expiring 03/31/2024(b)	14,248	16,867
LG Electronics, Inc.	17,281	1,210,635
LG Electronics, Inc., Preference Shares	2,868	90,468
LG H&H Co. Ltd.	789	179,419
LG H&H Co. Ltd., Preference Shares	174	17,835
LG Innotek Co. Ltd.	1,569	224,537
LOTTE Chemical Corp.(b)	4,813	471,329
Meritz Financial Group, Inc.(b)	11,304	580,170
NAVER Corp.(b)	6,505	977,224
NCSoft Corp.(b)	821	121,860
POSCO Holdings, Inc.(a)	13,010	4,152,594
Posco International Corp.(b)	16,871	664,904
Samsung C&T Corp.	7,909	817,774
Samsung Electro-Mechanics Co. Ltd.	5,387	563,462
Samsung Electronics Co. Ltd.	422,625	23,020,895
Samsung Electronics Co. Ltd., Preference Shares	75,861	3,336,486
Samsung Engineering Co. Ltd.(b)	15,512	259,182
Samsung Fire & Marine Insurance Co. Ltd.(b)	2,552	504,797
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares(b)	188	26,961
Samsung Heavy Industries Co. Ltd.(b)	73,015	399,910
Samsung Life Insurance Co. Ltd.	7,818	405,940

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
South Korea-(continued)
Samsung SDI Co. Ltd.	1,633	$455,769
Samsung SDI Co. Ltd., Preference Shares	43	6,750
Shinhan Financial Group Co. Ltd.	55,422	1,696,316
Shinsegae, Inc.(b)	1,902	245,686
SK hynix, Inc.(a)	70,832	7,148,743
SK Innovation Co. Ltd.(b)	12,365	1,084,885
SK Square Co. Ltd.(b)	9,716	377,822
SK, Inc.	4,044	556,006
S-Oil Corp.	7,482	382,887
Woori Financial Group, Inc.	100,690	1,047,149
		73,491,668
Spain-3.00%
Acciona S.A.(a)	1,993	260,329
Acerinox S.A.	38,406	408,007
ACS Actividades de Construccion y Servicios S.A.	36,174	1,437,768
ACS Actividades de Construccion y Servicios S.A., Rts., expiring 02/06/2024(a)(b)	36,174	16,661
Aena SME S.A.(c)	3,677	656,038
Amadeus IT Group S.A.(a)	14,486	1,023,747
Banco Bilbao Vizcaya Argentaria S.A.	1,002,026	9,443,403
Banco de Sabadell S.A.	1,187,747	1,555,970
Banco Santander S.A.	2,528,549	10,260,064
Bankinter S.A.	62,528	388,508
CaixaBank S.A.	366,576	1,574,456
Cellnex Telecom S.A.(a)(c)	17,545	681,905
Cia de Distribucion Integral Logista Holdings S.A.	10,612	302,476
Enagas S.A.(a)	33,542	549,804
Endesa S.A.	53,387	1,064,727
Grifols S.A.(a)(b)	33,905	373,633
Grifols S.A., Class B, Preference Shares(b)	26,743	217,872
Iberdrola S.A.	642,841	7,803,345
Industria de Diseno Textil S.A.	62,167	2,681,574
Inmobiliaria Colonial SOCIMI S.A.(a)	38,233	232,364
Mapfre S.A.(a)	189,983	420,993
Merlin Properties SOCIMI S.A.	48,554	501,311
Naturgy Energy Group S.A.	17,024	462,308
Redeia Corp. S.A.	43,541	729,784
Repsol S.A.	249,662	3,726,226
Telefonica S.A.	795,498	3,257,695
		50,030,968
Sweden-2.37%
Alfa Laval AB	15,776	586,465
Assa Abloy AB, Class B	46,584	1,292,604
Atlas Copco AB, Class A	101,564	1,641,070
Atlas Copco AB, Class B	61,616	863,203
Billerud AB(a)	25,135	225,507
Boliden AB(a)(b)	23,396	627,110
Castellum AB(a)(b)	43,158	565,772
Dometic Group AB(a)(c)	42,154	338,216
Electrolux AB, Class B(a)(b)	56,448	535,397
Epiroc AB, Class A	22,047	393,576
Epiroc AB, Class B	13,348	210,186
Essity AB, Class B	55,793	1,321,340
Fastighets AB Balder, Class B(a)(b)	61,870	418,800
Getinge AB, Class B	13,863	300,140
H & M Hennes & Mauritz AB, Class B(a)	97,298	1,388,794
Hexagon AB, Class B	69,556	767,433
Holmen AB, Class B(a)	7,849	312,673
Husqvarna AB, Class B(a)	42,634	335,878
	Shares	Value
Sweden-(continued)
Industrivarden AB, Class A	12,211	$388,110
Industrivarden AB, Class C(a)	14,459	458,860
Investor AB, Class A	35,370	833,556
Investor AB, Class B	120,296	2,862,929
Kinnevik AB, Class B(b)	29,689	324,263
Sandvik AB	66,815	1,418,768
Securitas AB, Class B(a)	77,315	758,383
Skandinaviska Enskilda Banken AB, Class A	166,969	2,394,079
Skandinaviska Enskilda Banken AB, Class C	2,320	34,130
Skanska AB, Class B	37,232	652,763
SKF AB, Class B	46,257	921,796
SSAB AB, Class A	32,855	258,011
SSAB AB, Class B(a)	91,727	708,437
Svenska Cellulosa AB S.C.A., Class B(a)	46,688	641,870
Svenska Handelsbanken AB, Class A(a)	195,090	2,125,110
Svenska Handelsbanken AB, Class B	4,608	62,169
Swedbank AB, Class A(a)	126,391	2,603,087
Tele2 AB, Class B	94,360	811,512
Telefonaktiebolaget LM Ericsson, Class A	4,369	24,229
Telefonaktiebolaget LM Ericsson, Class B	351,380	1,963,268
Telia Co. AB(a)	587,785	1,529,145
Trelleborg AB, Class B	16,633	511,433
Volvo AB, Class A	24,164	599,636
Volvo AB, Class B	175,630	4,247,818
Volvo Car AB, Class B(a)(b)	97,379	257,482
		39,515,008
Switzerland-4.80%
ABB Ltd.	88,876	3,801,201
Adecco Group AG	25,257	1,105,261
Alcon, Inc.(a)	17,188	1,311,165
Avolta AG(b)	8,319	322,054
Baloise Holding AG(a)	3,984	642,289
Barry Callebaut AG(a)	223	329,099
Chocoladefabriken Lindt & Spruengli AG	3	382,584
Chocoladefabriken Lindt & Spruengli AG, PC	37	474,442
Cie Financiere Richemont S.A.	19,382	2,914,586
Clariant AG(b)	20,543	266,052
DKSH Holding AG	3,385	238,925
DSM-Firmenich AG	11,771	1,254,076
Galenica AG(c)	3,742	332,608
Geberit AG	1,426	831,480
Georg Fischer AG	5,402	365,864
Givaudan S.A.	346	1,455,632
Helvetia Holding AG	2,990	436,031
Julius Baer Group Ltd.	15,922	877,905
Kuehne + Nagel International AG, Class R	3,328	1,139,787
Logitech International S.A., Class R	6,789	573,446
Lonza Group AG(b)	1,798	890,354
Nestle S.A.	142,266	16,345,208
Novartis AG	131,287	13,681,947
Partners Group Holding AG	830	1,134,919
PSP Swiss Property AG	2,983	400,932
Sandoz Group AG(b)	26,255	912,046
Schindler Holding AG	1,127	271,158
Schindler Holding AG, PC	2,354	592,719
SGS S.A.	10,127	944,880
SIG Group AG(a)(b)	15,268	323,211
Sika AG	3,450	965,606
Sonova Holding AG, Class A	1,910	618,298
Swatch Group AG (The)	3,354	154,436
Swatch Group AG (The), BR	2,191	520,262
Swiss Life Holding AG	4,215	3,053,216

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Switzerland-(continued)
Swiss Prime Site AG(a)	5,664	$579,044
Swisscom AG	2,337	1,406,259
UBS Group AG(b)	350,856	10,629,769
Zurich Insurance Group AG(a)	15,109	7,733,709
		80,212,460
United Kingdom-10.47%
3i Group PLC	70,584	2,228,255
abrdn PLC(a)	441,266	946,853
Admiral Group PLC(a)	28,069	898,974
Ashtead Group PLC	18,059	1,196,317
Associated British Foods PLC	37,690	1,123,595
AstraZeneca PLC	52,599	7,033,134
Aviva PLC	306,585	1,687,789
B&M European Value Retail S.A.	106,866	705,755
BAE Systems PLC	263,644	3,951,632
Balfour Beatty PLC	85,288	360,585
Barclays PLC	2,672,940	5,052,005
Barratt Developments PLC	199,681	1,374,150
Beazley PLC	33,569	232,765
Bellway PLC	15,182	533,605
Berkeley Group Holdings PLC (The)	11,476	701,624
BP PLC	3,087,872	18,184,701
British American Tobacco PLC	292,440	8,708,758
British Land Co. PLC (The)	115,846	563,542
BT Group PLC(a)	889,348	1,270,711
Bunzl PLC	24,573	1,006,054
Burberry Group PLC	19,518	325,106
Centrica PLC	1,185,431	2,090,024
Compass Group PLC	117,561	3,260,643
Croda International PLC	5,558	340,090
DCC PLC	14,585	1,069,078
Derwent London PLC	11,873	323,561
Diageo PLC	92,932	3,385,239
Direct Line Insurance Group PLC(b)	308,283	665,036
Dowlais Group PLC	172,139	198,166
Drax Group PLC	47,831	310,156
DS Smith PLC	203,828	733,530
easyJet PLC(b)	46,726	330,957
Entain PLC	33,003	406,912
Grafton Group PLC	25,598	316,818
Haleon PLC	582,399	2,384,425
Halma PLC	11,012	307,530
Harbour Energy PLC	82,936	294,454
Hiscox Ltd.	22,964	303,840
Howden Joinery Group PLC	35,677	364,735
HSBC Holdings PLC	2,263,228	17,817,198
IG Group Holdings PLC	42,898	389,774
IMI PLC	16,925	363,171
Imperial Brands PLC	123,753	2,991,909
Inchcape PLC	24,869	216,936
Informa PLC	86,653	857,848
InterContinental Hotels Group PLC	7,282	695,495
Intermediate Capital Group PLC	22,684	515,921
International Consolidated Airlines Group S.A.(b)	172,030	324,336
International Distributions Services PLC(b)	138,441	487,992
Intertek Group PLC	10,006	572,505
Investec PLC	70,544	467,857
ITV PLC	473,871	362,071
J Sainsbury PLC	355,834	1,224,376
JD Sports Fashion PLC	127,464	189,994
Johnson Matthey PLC(a)	28,776	596,211
	Shares	Value
United Kingdom-(continued)
Just Eat Takeaway.com N.V.(a)(b)(c)	32,493	$499,432
Kingfisher PLC	374,955	1,052,381
Land Securities Group PLC	88,791	757,123
Legal & General Group PLC(a)	633,702	2,057,820
Lloyds Banking Group PLC	8,620,259	4,669,268
London Stock Exchange Group PLC	15,732	1,791,434
M&G PLC	294,980	841,815
Man Group PLC	112,278	339,007
Marks & Spencer Group PLC	353,771	1,114,111
Melrose Industries PLC	172,139	1,295,096
National Grid PLC	384,471	5,165,331
NatWest Group PLC	802,215	2,300,601
Next PLC	8,192	883,391
OSB Group PLC	44,183	253,304
Pearson PLC	72,235	893,752
Pennon Group PLC	37,537	337,479
Persimmon PLC	66,313	1,235,450
Phoenix Group Holdings PLC	89,583	576,558
Reckitt Benckiser Group PLC	42,677	3,102,130
RELX PLC	75,585	3,139,798
Rentokil Initial PLC	71,241	370,417
Rolls-Royce Holdings PLC(b)	616,361	2,364,135
RS Group PLC	24,552	245,624
Sage Group PLC (The)	54,178	812,738
Schroders PLC	77,491	400,842
Segro PLC	95,370	1,070,937
Severn Trent PLC(a)	20,187	667,872
Smith & Nephew PLC	67,912	960,389
Smiths Group PLC	27,868	575,801
Spectris PLC	7,622	359,228
Spirax-Sarco Engineering PLC	2,039	259,786
SSE PLC	133,387	2,862,171
St. James’s Place PLC	62,004	516,550
Standard Chartered PLC	288,502	2,199,949
Subsea 7 S.A.	29,321	399,720
Tate & Lyle PLC	46,450	368,516
Taylor Wimpey PLC	677,277	1,278,194
Tesco PLC	1,003,345	3,661,918
Travis Perkins PLC	37,815	380,429
Tritax Big Box REIT PLC	168,828	357,320
Unilever PLC	190,307	9,323,072
United Utilities Group PLC	66,611	904,667
Virgin Money UK PLC	189,062	377,634
Vistry Group PLC	32,974	422,007
Vodafone Group PLC	6,605,126	5,662,488
Weir Group PLC (The)	15,307	354,670
Whitbread PLC	14,273	653,607
WPP PLC	145,991	1,434,128
		174,794,788
United States-3.93%
Amcor PLC, CDI	135,360	1,306,404
Bausch Health Cos., Inc.(b)	81,789	645,227
CRH PLC	70,251	5,031,297
Experian PLC	30,675	1,287,520
Ferguson PLC	13,537	2,559,947
Ferrovial SE(a)	25,337	974,566
GSK PLC	429,215	8,570,439
Holcim AG(b)	62,960	4,855,667
Qiagen N.V.(b)	7,372	323,557
Roche Holding AG	42,363	12,202,480
Roche Holding AG, BR(a)	1,817	554,515
Sanofi S.A.	106,220	10,772,019

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
United States-(continued)
Signify N.V.	20,567	$624,428
Stellantis N.V.	454,174	10,111,141
Swiss Re AG	37,334	4,312,874
Tenaris S.A.	28,154	450,018
Waste Connections, Inc.	6,788	1,060,382
		65,642,481
Zambia-0.02%
First Quantum Minerals Ltd.	38,853	354,782
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $1,452,080,353)		1,667,284,833
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.60%
Invesco Private Government Fund, 5.29%(e)(f)(g)	26,165,571	26,165,571
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.52%(e)(f)(g)	67,229,358	$67,276,419
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $93,435,902)		93,441,990
TOTAL INVESTMENTS IN SECURITIES-105.44% (Cost $1,545,516,255)		1,760,726,823
OTHER ASSETS LESS LIABILITIES-(5.44)%		(90,863,130)
NET ASSETS-100.00%		$1,669,863,693

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2024.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $11,738,684, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,816,520	$(9,816,520)	$-	$-	$-	$9,182
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,489,437	41,211,402	(48,535,268)	-	-	26,165,571	405,820*
Invesco Private Prime Fund	86,337,423	93,298,046	(112,405,433)	3,832	42,551	67,276,419	1,082,935*
Total	$119,826,860	$144,325,968	$(170,757,221)	$3,832	$42,551	$93,441,990	$1,497,937

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2024
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Australia-6.72%
29Metals Ltd.(a)	107,565	$24,176
Abacus Group	110,675	79,746
Abacus Storage King(b)	110,023	82,549
Adbri Ltd.(a)	170,959	345,818
ALS Ltd.	70,577	591,118
Altium Ltd.	5,645	185,313
Alumina Ltd.(a)	220,794	170,039
Ansell Ltd.	33,872	540,745
ARB Corp. Ltd.	8,220	184,207
Atlas Arteria Ltd.	86,592	310,250
AUB Group Ltd.	7,398	149,990
Bapcor Ltd.	84,320	314,372
Beach Energy Ltd.	625,639	686,541
Bega Cheese Ltd.	84,844	210,323
Boral Ltd.(a)	143,388	502,369
Breville Group Ltd.	16,767	303,032
Brickworks Ltd.	11,355	220,083
BWP Trust	91,548	208,181
CAR Group Ltd.	26,816	585,159
Centuria Capital Group	138,769	158,699
Centuria Industrial REIT	105,229	226,771
Challenger Ltd.	117,416	508,397
Champion Iron Ltd.	80,384	453,266
Charter Hall Group	61,998	495,494
Charter Hall Long Wale REIT(b)	108,258	268,365
Charter Hall Retail REIT	121,812	299,549
Charter Hall Social Infrastructure REIT	72,006	132,327
Cleanaway Waste Management Ltd.	383,146	658,525
Cochlear Ltd.	4,551	916,010
Collins Foods Ltd.	32,150	257,158
Coronado Global Resources, Inc., CDI(c)	277,040	300,345
Corporate Travel Management Ltd.	11,040	149,463
Costa Group Holdings Ltd.	123,178	258,937
Credit Corp. Group Ltd.(b)	11,353	129,159
Cromwell Property Group	300,233	82,365
CSR Ltd.	188,425	864,435
Domino’s Pizza Enterprises Ltd.(b)	6,945	182,033
Downer EDI Ltd.	283,562	789,159
Eagers Automotive Ltd.	31,856	300,504
EBOS Group Ltd.(b)	26,072	602,626
Elders Ltd.(b)	50,009	296,865
EVT Ltd.	15,395	128,330
Flight Centre Travel Group Ltd.(b)	25,999	365,904
G8 Education Ltd.	183,389	128,503
GrainCorp Ltd., Class A	93,752	500,756
Growthpoint Properties Australia Ltd.	64,108	102,132
GUD Holdings Ltd.	28,546	231,728
Harvey Norman Holdings Ltd.(b)	270,819	791,290
Healius Ltd.(a)	234,943	215,103
Helia Group Ltd.	104,633	340,997
IGO Ltd.	50,196	250,856
Iluka Resources Ltd.	54,077	259,170
Ingenia Communities Group	53,096	157,244
Inghams Group Ltd.	107,240	304,831
Insignia Financial Ltd.(b)	179,792	255,531
IPH Ltd.	24,498	110,932
IRESS Ltd.	43,433	235,433
Link Administration Holdings Ltd.	162,544	235,315
Lottery Corp. Ltd. (The)	201,012	672,368
Lynas Rare Earths Ltd.(a)	38,538	149,796
Magellan Financial Group Ltd.	71,048	425,984
	Shares	Value
Australia-(continued)
McMillan Shakespeare Ltd.	18,760	$213,674
Monadelphous Group Ltd.	27,451	251,147
Myer Holdings Ltd.(b)	217,743	97,879
National Storage REIT	208,337	318,136
NEXTDC Ltd.(a)	38,136	353,442
nib holdings Ltd.	110,595	595,106
Nine Entertainment Co. Holdings Ltd.	369,260	483,317
NRW Holdings Ltd.	122,024	220,213
Nufarm Ltd.	123,308	454,841
OceanaGold Corp.	233,226	469,577
Orora Ltd.	207,048	383,234
Perenti Ltd.(a)	197,618	106,468
Perpetual Ltd.	24,099	414,197
Perseus Mining Ltd.	188,887	225,379
Platinum Asset Management Ltd.	100,285	77,895
Premier Investments Ltd.	14,120	262,660
Qube Holdings Ltd.	353,268	765,971
Ramelius Resources Ltd.	285,479	301,002
REA Group Ltd.(b)	2,718	330,491
Reece Ltd.	30,386	457,574
Region RE Ltd.	283,284	425,091
Regis Resources Ltd.(a)	337,774	466,667
Sandfire Resources Ltd.(a)	77,986	376,334
SEEK Ltd.	39,843	670,308
Seven Group Holdings Ltd.	26,997	644,432
Silver Lake Resources Ltd.(a)	278,525	222,784
SmartGroup Corp. Ltd.(b)	36,976	237,341
St Barbara Ltd.(a)	741,684	83,349
Steadfast Group Ltd.	90,074	354,283
Super Retail Group Ltd.	57,105	602,856
Tabcorp Holdings Ltd.	422,034	223,189
TPG Telecom Ltd.	131,974	461,507
Ventia Services Group Pty. Ltd.	77,666	168,912
Viva Energy Group Ltd.(c)	290,732	674,581
Washington H Soul Pattinson & Co. Ltd.	33,500	761,794
Waypoint REIT Ltd.	180,682	296,211
Webjet Ltd.(a)(b)	36,122	178,850
West African Resources Ltd.(a)	221,517	142,773
Westgold Resources Ltd.(a)	226,882	331,457
Whitehaven Coal Ltd.	155,479	866,431
Yancoal Australia Ltd.	58,903	233,238
		35,091,257
Austria-0.66%
AT&S Austria Technologie & Systemtechnik AG(b)	8,815	215,061
CA Immobilien Anlagen AG(b)	12,437	410,695
Eurotelesites AG(a)	4,922	20,584
EVN AG	14,225	396,342
Immofinanz AG(a)(b)	14,194	339,201
Kontron AG(b)	10,811	253,189
Lenzing AG(a)	6,819	229,251
Mayr Melnhof Karton AG(b)	1,019	135,483
Oesterreichische Post AG(b)	6,624	225,573
Schoeller-Bleckmann Oilfield Equipment AG	1,809	86,560
Telekom Austria AG(a)	19,678	172,284
UNIQA Insurance Group AG	30,797	260,266
Verbund AG	6,032	495,679
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,470	184,486
		3,424,654
Belgium-1.06%
Ackermans & van Haaren N.V.	3,526	593,285
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Belgium-(continued)
Aedifica S.A.(b)	6,862	$451,703
Barco N.V.(b)	9,861	164,850
Bekaert S.A.	10,084	495,767
bpost S.A.(b)	36,767	151,046
Deme Group N.V.(b)	1,123	141,992
D’Ieteren Group(b)	2,629	536,025
Euronav N.V.(b)	27,040	478,767
Fagron	10,387	188,086
Galapagos N.V.(a)(b)	10,750	407,184
KBC Ancora	5,874	272,708
Lotus Bakeries N.V.(b)	24	205,692
Melexis N.V.	2,369	206,124
Montea N.V.	1,980	171,632
Recticel S.A.(b)	10,669	132,812
Shurgard Self Storage Ltd.(b)	3,299	154,343
Warehouses De Pauw C.V.A.(b)	20,112	595,977
Xior Student Housing N.V.(b)(c)	5,121	154,365
		5,502,358
Brazil-0.03%
ERO Copper Corp.(a)	10,973	172,884
Cambodia-0.01%
NagaCorp Ltd.(a)	167,774	56,231
Canada-8.31%
ADENTRA, Inc.	6,817	161,541
Advantage Energy Ltd.(a)	49,360	325,852
Aecon Group, Inc.(b)	58,189	601,903
Africa Oil Corp.	71,925	136,200
Ag Growth International, Inc.	5,025	212,351
Alamos Gold, Inc., Class A	56,634	690,095
Algoma Steel Group, Inc.	96,069	806,058
Altus Group Ltd.	4,006	135,887
Aritzia, Inc.(a)	6,654	162,907
Artis REIT(b)	40,064	195,215
Athabasca Oil Corp.(a)	90,607	294,326
ATS Corp.(a)	7,424	319,565
Aurora Cannabis, Inc.(a)	269,431	104,864
AutoCanada, Inc.(a)	8,461	136,030
Badger Infrastructure Solutions Ltd.	6,706	234,500
Ballard Power Systems, Inc.(a)	30,455	100,297
Baytex Energy Corp.	158,304	505,938
Birchcliff Energy Ltd.	65,966	251,807
BlackBerry Ltd.(a)	77,736	219,352
Boardwalk REIT, Class E	9,364	489,209
Boralex, Inc., Class A	11,035	267,853
Boyd Group Services, Inc.	2,391	517,160
Brookfield Business Corp., Class A	8,204	191,583
Brookfield Infrastructure Corp., Class A	12,294	433,679
Brookfield Reinsurance Ltd., Class A(a)	7,448	300,417
BRP, Inc.(b)	4,392	278,895
Canaccord Genuity Group, Inc.	37,717	208,621
Canfor Corp.(a)	33,898	413,053
Canopy Growth Corp.(a)(b)	12,095	57,214
Cardinal Energy Ltd.(b)	26,163	124,740
Cascades, Inc.	28,729	316,308
Centerra Gold, Inc.	108,402	575,256
CES Energy Solutions Corp.	86,921	262,835
Chartwell Retirement Residences	71,209	639,045
Chemtrade Logistics Income Fund	58,587	389,835
Choice Properties REIT	47,919	503,561
Chorus Aviation, Inc.(a)	75,380	139,922
Cineplex, Inc.(a)	44,537	275,012
	Shares	Value
Canada-(continued)
Cogeco Communications, Inc.	4,442	$206,299
Cogeco, Inc.	3,742	167,095
Colliers International Group, Inc.	3,364	397,370
Converge Technology Solutions Corp.	51,001	173,305
Crew Energy, Inc.(a)	56,076	175,441
Crombie REIT(b)	23,639	240,451
CT REIT(b)	15,402	167,271
Definity Financial Corp.	15,139	443,275
dentalcorp Holdings Ltd.(a)	22,938	112,625
Descartes Systems Group, Inc. (The)(a)	3,781	333,146
Doman Building Materials Group Ltd.	33,498	196,818
Dream Industrial REIT(b)	43,362	435,551
Dream Office REIT(b)	14,967	121,434
Dundee Precious Metals, Inc.(b)	44,096	284,171
Enerflex Ltd.	56,829	294,768
Enerplus Corp.	27,392	400,203
Enghouse Systems Ltd.	5,594	156,593
Ensign Energy Services, Inc.(a)	58,320	101,707
EQB, Inc.	5,188	358,487
Equinox Gold Corp.(a)	133,462	593,364
Exchange Income Corp.	5,595	196,739
Fiera Capital Corp.	28,896	145,123
First Majestic Silver Corp.	27,125	126,484
FirstService Corp.	3,265	549,897
Fortuna Silver Mines, Inc.(a)	106,058	325,465
Freehold Royalties Ltd.(b)	13,242	138,065
GFL Environmental, Inc.	16,760	573,030
goeasy Ltd.	1,957	224,285
Granite REIT	11,700	634,281
H&R REIT	82,950	611,547
Hudbay Minerals, Inc.	124,611	696,714
IAMGOLD Corp.(a)	302,555	724,656
Innergex Renewable Energy, Inc.	31,273	214,877
Interfor Corp.(a)	42,580	662,897
International Petroleum Corp.(a)	27,540	306,309
InterRent REIT	28,716	289,514
Ivanhoe Mines Ltd., Class A(a)(b)	19,589	206,879
Kelt Exploration Ltd.(a)	52,695	211,798
Killam Apartment REIT(b)	31,650	443,699
Laurentian Bank of Canada	22,081	438,463
Lightspeed Commerce, Inc.(a)	31,881	592,019
Lundin Gold, Inc.	13,271	157,538
Maple Leaf Foods, Inc.	25,078	481,269
Martinrea International, Inc.	34,586	357,496
Mattr Corp.(a)	23,229	282,876
Mullen Group Ltd.	32,503	364,185
New Gold, Inc.(a)	242,673	294,248
NFI Group, Inc.(a)	34,091	304,154
North West Co., Inc. (The)	12,965	377,388
NorthWest Healthcare Properties REIT(b)	68,183	250,063
Nuvei Corp.(c)	6,037	147,621
NuVista Energy Ltd.(a)	47,312	368,991
Obsidian Energy Ltd.(a)(b)	37,132	254,856
Osisko Gold Royalties Ltd.(b)	18,876	276,772
Pan American Silver Corp.	46,930	639,292
Paramount Resources Ltd., Class A	9,556	189,539
Pason Systems, Inc.	15,937	175,825
Peyto Exploration & Development Corp.(b)	61,481	596,840
PrairieSky Royalty Ltd.	27,387	454,656
Precision Drilling Corp.(a)	7,805	486,509
Premium Brands Holdings Corp.	8,498	585,106
Primaris REIT(b)	20,901	217,293

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Canada-(continued)
Quebecor, Inc., Class B	14,202	$347,490
RB Global, Inc.	10,571	680,918
Richelieu Hardware Ltd.	7,118	231,326
Russel Metals, Inc.	27,109	894,604
Secure Energy Services, Inc.	57,384	442,820
Sienna Senior Living, Inc.(b)	27,490	247,730
Silvercorp Metals, Inc.	44,343	105,875
Slate Grocery REIT, Class U	12,665	118,967
Sleep Country Canada Holdings, Inc.(c)	11,210	218,067
SmartCentres REIT(b)	36,807	679,361
Spartan Delta Corp.(b)	14,848	34,563
Stantec, Inc.	14,968	1,210,279
Stelco Holdings, Inc.	14,623	472,384
Stella-Jones, Inc.	15,300	910,866
Superior Plus Corp.	78,063	538,708
Tamarack Valley Energy Ltd.(b)	74,877	173,175
Taseko Mines Ltd.(a)	87,353	128,148
Topaz Energy Corp.	11,597	168,740
Torex Gold Resources, Inc.(a)	41,362	427,536
TransAlta Corp.(b)	79,343	578,422
Transcontinental, Inc., Class A	22,421	227,054
Trican Well Service Ltd.	58,857	192,952
Tricon Residential, Inc.	60,822	673,751
Westshore Terminals Investment Corp.	9,662	205,382
Whitecap Resources, Inc.	58,686	382,148
Winpak Ltd.	5,322	168,019
		43,372,803
China-0.83%
BOC Aviation Ltd.(c)	60,212	450,979
Budweiser Brewing Co. APAC Ltd.(c)	174,601	274,278
CapitaLand China Trust	318,101	198,761
China Travel International Investment Hong Kong Ltd.	651,047	108,269
Chow Tai Fook Jewellery Group Ltd.	334,077	451,291
ESR Group Ltd.(b)(c)	190,939	243,765
Huabao International Holdings Ltd.	278,876	77,770
MMG Ltd.(a)	1,969,779	501,437
Nexteer Automotive Group Ltd.(b)	473,717	213,914
Powerlong Real Estate Holdings Ltd.(a)	1,551,556	123,057
Shangri-La Asia Ltd.(a)	144,685	89,581
SITC International Holdings Co. Ltd.	384,982	585,063
Want Want China Holdings Ltd.	593,034	326,966
Wharf (Holdings) Ltd. (The)	231,200	674,324
		4,319,455
Colombia-0.15%
Aris Mining Corp.(a)	50,211	156,340
Parex Resources, Inc.	35,956	599,065
		755,405
Denmark-1.47%
Alm Brand A/S(b)	201,729	368,368
Ambu A/S, Class B(a)(b)	8,884	148,762
Bavarian Nordic A/S(a)(b)	6,167	142,990
D/S Norden A/S	6,032	326,838
Demant A/S(a)	12,248	560,119
Dfds A/S	9,216	314,820
FLSmidth & Co. A/S(b)	17,049	707,124
GN Store Nord A/S(a)(b)	24,879	593,169
H Lundbeck A/S, Class A	19,856	87,911
H. Lundbeck A/S	82,215	418,635
NKT A/S(a)(b)	8,620	605,503
	Shares	Value
Denmark-(continued)
Per Aarsleff Holding A/S	4,004	$185,559
Ringkjoebing Landbobank A/S	2,589	420,319
ROCKWOOL A/S, Class B	1,444	397,732
Royal Unibrew A/S(b)	8,459	558,443
Scandinavian Tobacco Group A/S(c)	13,376	241,134
Schouw & Co. A/S(b)	1,821	146,491
Spar Nord Bank A/S	12,347	211,427
Sydbank A/S	14,218	636,120
Topdanmark A/S(b)	12,988	579,953
		7,651,417
Egypt-0.14%
Centamin PLC	609,763	751,655
Faroe Islands-0.08%
Bakkafrost P/F	7,784	439,202
Finland-0.78%
Cargotec OYJ, Class B	15,377	879,427
Citycon OYJ(a)(b)	28,291	149,107
Kemira OYJ	12,649	238,389
Kojamo OYJ(b)	56,147	674,546
Metsa Board OYJ(b)	47,871	387,399
Metso OYJ	70,742	713,877
TietoEVRY OYJ(b)	25,647	600,084
Tokmanni Group Corp.(b)	18,724	322,983
YIT OYJ(b)	50,261	107,827
		4,073,639
France-3.30%
Adevinta ASA, Class B(a)	58,632	633,611
Aeroports de Paris S.A.(b)	5,377	726,592
ALD S.A.(b)(c)	44,941	302,422
Alten S.A.	3,821	596,851
Beneteau S.A.(b)	8,109	98,126
bioMerieux	4,812	522,704
Carmila S.A.(a)(b)	9,492	170,126
Casino Guichard Perrachon S.A., (Acquired 03/18/2022 - 11/17/2022; Cost $674,965)(a)(b)(d)	38,968	26,244
CGG S.A.(a)(b)	863,144	420,134
Cie Plastic Omnium SE	21,435	248,671
Coface S.A.	33,391	454,475
Dassault Aviation S.A.	3,890	741,578
Derichebourg S.A.(b)	57,446	300,147
Elior Group S.A.(a)(b)(c)	168,428	491,783
Eramet S.A.(b)	3,161	220,439
Esso S.A. Francaise	2,398	141,182
Euroapi S.A.(a)(b)	10,960	73,932
Eutelsat Communications SACA(a)(b)	98,206	361,206
Fnac Darty S.A.(b)	5,118	137,874
Gaztransport Et Technigaz S.A.	3,671	518,790
Getlink SE	38,071	661,674
ICADE(b)	12,636	433,188
Imerys S.A.(b)	15,101	506,539
Ipsen S.A.	5,089	591,488
Ipsos S.A.	9,951	657,745
JCDecaux SE(a)	21,931	459,061
La Francaise des Jeux SAEM(c)	12,941	529,112
Mercialys S.A.(b)	43,879	503,804
Metropole Television S.A.(b)	34,070	486,662
Neoen S.A.(c)	4,514	132,194
Nexity S.A.(b)	22,274	374,783
Remy Cointreau S.A.	2,081	213,119

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
France-(continued)
Sartorius Stedim Biotech	714	$194,826
Societe BIC S.A.	9,813	683,266
SOITEC(a)	1,890	277,978
Solutions 30 SE(a)(b)	59,010	167,813
Sopra Steria Group	4,316	1,021,102
Television Francaise 1(b)	31,670	280,717
Trigano S.A.(b)	2,180	346,679
Vallourec SACA(a)	46,464	673,038
Verallia S.A.(c)	17,637	628,389
Virbac SACA	600	217,685
		17,227,749
Georgia-0.14%
Bank of Georgia Group PLC	8,687	419,821
TBC Bank Group PLC	7,822	290,361
		710,182
Germany-3.70%
1&1 AG	15,166	302,464
AIXTRON SE	6,231	235,338
Auto1 Group SE(a)(b)(c)	35,710	151,397
Bechtle AG	16,611	872,233
Bilfinger SE	9,587	410,515
Branicks Group AG(b)	16,388	37,917
CANCOM SE	10,442	335,061
Carl Zeiss Meditec AG, BR(b)	2,170	232,322
CECONOMY AG(a)(b)	84,745	208,411
CompuGroup Medical SE & Co. KGaA	3,372	146,001
CTS Eventim AG & Co. KGaA	3,994	272,674
Deutsche Pfandbriefbank AG(b)(c)	74,991	456,578
Deutsche Wohnen SE	16,669	408,487
Deutz AG	53,187	325,270
Duerr AG	17,281	400,208
DWS Group GmbH & Co. KGaA(c)	14,098	581,624
Encavis AG(a)(b)	11,810	166,259
Evotec SE(a)	18,615	289,356
Fielmann Group AG	6,805	357,178
flatexDEGIRO AG(a)	15,193	167,922
Fraport AG Frankfurt Airport Services Worldwide(a)	11,113	661,277
Gerresheimer AG	7,659	789,529
Grand City Properties S.A.(a)(b)	34,045	333,572
GRENKE AG	8,585	208,890
Heidelberger Druckmaschinen AG(a)(b)	95,667	114,310
Hella GmbH & Co. KGaA	2,042	182,108
HelloFresh SE(a)	29,889	401,616
Hensoldt AG	6,929	209,993
HOCHTIEF AG	9,462	1,025,241
Hornbach Holding AG & Co. KGaA	2,092	151,685
Jenoptik AG	8,633	273,451
Kloeckner & Co. SE	41,752	304,546
Krones AG	3,568	446,098
METRO AG(a)	28,744	195,301
Nemetschek SE	2,860	267,236
Nordex SE(a)(b)	32,762	339,009
Norma Group SE	7,348	120,605
PATRIZIA SE	12,148	104,643
Rational AG	388	300,926
SAF-Holland SE	14,109	230,195
Sartorius AG	77	22,751
Sartorius AG, Preference Shares(b)	741	274,394
Scout24 SE(c)	11,140	827,939
Siltronic AG	7,811	741,987
	Shares	Value
Germany-(continued)
Sirius Real Estate Ltd.	315,888	$365,259
Sixt SE	3,143	309,658
Sixt SE, Preference Shares	4,179	288,709
Softwareone Holding AG(a)	16,538	313,467
Stabilus SE(b)	5,535	391,106
Stroeer SE & Co. KGaA	6,870	406,335
Suedzucker AG	35,147	498,611
Synlab AG	24,610	316,514
TeamViewer SE(a)(c)	10,870	157,277
Traton SE	24,247	598,407
Vitesco Technologies Group AG(a)	3,751	330,240
Wacker Chemie AG(b)	4,049	446,200
		19,306,300
Ghana-0.05%
Tullow Oil PLC(a)(b)	690,487	272,759
Hong Kong-1.24%
ASMPT Ltd.	81,013	783,470
Cathay Pacific Airways Ltd.(a)	427,853	436,213
CK Infrastructure Holdings Ltd.	125,440	745,363
Cowell e Holdings, Inc.(a)	129,420	264,891
DFI Retail Group Holdings Ltd.(b)	49,211	98,422
Fortune REIT	177,127	101,510
HKBN Ltd.	327,851	136,303
Hysan Development Co. Ltd.	130,707	225,390
Kerry Properties Ltd.	137,433	218,001
Luk Fook Holdings International Ltd.	91,828	227,419
Man Wah Holdings Ltd.	303,352	188,595
Melco International Development Ltd.(a)(b)	371,331	241,307
NWS Holdings Ltd.	100,788	87,544
Pacific Basin Shipping Ltd.	2,342,029	650,127
PCCW Ltd.	642,983	332,297
Renze Harvest International Ltd.(a)(b)	2,752,663	53,523
Sino Land Co. Ltd.	361,361	377,205
Swire Properties Ltd.	297,004	553,944
United Energy Group Ltd.	2,355,639	250,111
United Laboratories International Holdings Ltd. (The)	211,420	182,556
Vitasoy International Holdings Ltd.(b)	98,792	75,826
VTech Holdings Ltd.	28,068	162,651
Yue Yuen Industrial Holdings Ltd.	87,630	82,280
		6,474,948
Indonesia-0.03%
First Resources Ltd.	157,690	174,641
Iraq-0.02%
Gulf Keystone Petroleum Ltd.(b)	87,485	116,978
Ireland-0.36%
C&C Group PLC(b)	100,166	195,927
Dalata Hotel Group PLC	47,133	246,007
Glanbia PLC	54,296	975,514
Greencore Group PLC(a)(b)	242,546	316,283
Irish Residential Properties REIT PLC	123,544	155,135
		1,888,866
Israel-1.72%
Airport City Ltd.(a)	10,988	184,281
Alony Hetz Properties & Investments Ltd.(b)	35,810	273,463
Amot Investments Ltd.	35,616	186,020
Ashdod Refinery Ltd.(a)	1,443	33,550
Azrieli Group Ltd.	7,530	510,859
Big Shopping Centers Ltd.(a)	2,617	267,613

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Israel-(continued)
Clal Insurance Enterprises Holdings Ltd.(a)	11,971	$187,111
Delek Group Ltd.	3,737	465,969
Elbit Systems Ltd.	4,013	830,664
Electra Ltd.	373	143,128
Fattal Holdings 1998 Ltd.(a)(b)	1,495	170,755
First International Bank of Israel Ltd. (The)	15,657	632,684
Fox Wizel Ltd.	1,855	132,274
G City Ltd.	54,252	175,083
Harel Insurance Investments & Financial Services Ltd.	29,324	244,729
Isracard Ltd.	40,438	145,732
Israel Corp. Ltd.(a)(b)	1,255	290,895
Melisron Ltd.	3,804	280,349
Mivne Real Estate KD Ltd.	101,631	276,581
Nice Ltd.(a)	3,373	697,354
Nova Ltd.(a)	1,857	267,641
Oil Refineries Ltd.	773,516	267,918
Paz Oil Co. Ltd.	1,443	119,120
Phoenix Holdings Ltd. (The)	35,880	367,203
Plus500 Ltd.	32,298	736,225
Shikun & Binui Ltd.(a)	69,756	183,547
Shufersal Ltd.(a)	37,883	204,421
Strauss Group Ltd.(a)(b)	9,548	186,351
Tower Semiconductor Ltd.(a)	18,102	520,498
		8,982,018
Italy-2.81%
ACEA S.p.A.(b)	14,934	237,167
Amplifon S.p.A.(b)	12,916	426,091
Anima Holding S.p.A.(c)	95,623	435,633
Banca Generali S.p.A.(b)	15,965	613,906
Banca IFIS S.p.A.	14,612	254,909
Banca Mediolanum S.p.A.	76,770	791,718
Banca Monte dei Paschi di Siena S.p.A.(a)	258,505	918,781
Banca Popolare di Sondrio S.p.A.	86,165	659,857
BFF Bank S.p.A.(b)(c)	45,162	491,554
Brembo S.p.A.	33,849	420,632
Buzzi S.p.A.	31,241	1,069,649
Credito Emiliano S.p.A.	21,971	201,190
Danieli & C. Officine Meccaniche S.p.A.(b)	3,426	117,041
Danieli & C. Officine Meccaniche S.p.A., RSP	11,707	286,126
Davide Campari-Milano N.V.(b)	41,401	423,185
De’ Longhi S.p.A.	17,871	584,313
DiaSorin S.p.A.(b)	2,207	205,070
Enav S.p.A.(c)	40,270	150,040
ERG S.p.A.(b)	14,057	415,328
Illimity Bank S.p.A.(b)	19,995	110,987
Infrastrutture Wireless Italiane S.p.A.(b)(c)	46,100	563,106
Interpump Group S.p.A.(b)	8,861	443,147
Iren S.p.A.	247,128	523,195
Maire Tecnimont S.p.A.(b)	84,500	442,603
MFE-MediaForEurope N.V., Class A(b)	76,034	195,082
MFE-MediaForEurope N.V., Class B(b)	32,517	118,080
OVS S.p.A.(b)(c)	110,573	265,443
Piaggio & C S.p.A.	52,820	176,947
Prada S.p.A.	57,318	355,981
Recordati Industria Chimica e Farmaceutica S.p.A.	14,907	830,687
Reply S.p.A.(b)	2,047	283,503
Saipem S.p.A.(a)(b)	337,326	488,805
Salvatore Ferragamo S.p.A.(b)	12,294	158,116
Sesa S.p.A.(b)	1,134	155,331
Technogym S.p.A.(b)(c)	20,745	206,977
UnipolSai Assicurazioni S.p.A.(b)	105,328	280,540
	Shares	Value
Italy-(continued)
Webuild S.p.A.(b)	162,229	$343,808
Webuild S.p.A., Wts., expiring 08/31/2030(a)	6,553	0
		14,644,528
Japan-33.10%
77 Bank Ltd. (The)	28,535	697,880
ABC-MART, Inc.	20,196	354,734
ACOM Co. Ltd.	169,876	441,033
Activia Properties, Inc.	184	506,024
Adastria Co. Ltd.(b)	12,011	283,893
ADEKA Corp.	23,283	463,430
Advance Residence Investment Corp.(b)	237	526,937
Aeon Delight Co. Ltd.	6,548	169,327
AEON Financial Service Co. Ltd.	44,699	412,206
AEON Mall Co. Ltd.(b)	57,442	718,934
AEON REIT Investment Corp.(b)	476	452,310
Aica Kogyo Co. Ltd.	8,431	197,891
Aichi Financial Group, Inc.	10,057	180,328
Aiful Corp.	93,616	237,602
Ain Holdings, Inc.	9,376	309,936
Air Water, Inc.	43,186	577,734
Alfresa Holdings Corp.	53,692	891,102
Alpen Co. Ltd.(b)	9,401	130,813
Amano Corp.	11,737	273,883
Anritsu Corp.	45,962	368,514
Aoyama Trading Co. Ltd.	28,054	343,922
Arclands Corp.(b)	14,738	170,595
Arcs Co. Ltd.(b)	8,658	174,078
ARE Holdings, Inc.	26,023	366,200
Ariake Japan Co. Ltd.	4,318	140,315
artience Co. Ltd.	10,680	202,385
As One Corp.	3,673	140,889
Asahi Intecc Co. Ltd.	12,234	236,980
Asanuma Corp.	6,436	194,830
ASICS Corp.	28,668	888,232
ASKUL Corp.	16,815	230,642
Autobacs Seven Co. Ltd.	16,357	179,600
Avex, Inc.	14,714	142,837
Azbil Corp.	25,441	837,504
Bank of Iwate Ltd. (The)	12,935	230,074
BayCurrent Consulting, Inc.	3,848	91,241
Bell System24 Holdings, Inc.(b)	12,617	155,625
Benesse Holdings, Inc.	27,617	493,110
Bic Camera, Inc.(b)	56,053	527,264
BIPROGY, Inc.	20,460	606,347
BML, Inc.	5,715	111,856
Calbee, Inc.	20,622	437,763
Canon Marketing Japan, Inc.	11,466	354,001
Capcom Co. Ltd.	11,262	434,917
Central Glass Co. Ltd.	11,017	208,997
Chiba Kogyo Bank Ltd. (The)(b)	40,301	239,035
Chiyoda Corp.(a)(b)	64,042	148,960
Chugin Financial Group, Inc.	52,336	375,759
Citizen Watch Co. Ltd.	103,950	669,888
CKD Corp.	19,733	355,039
Coca-Cola Bottlers Japan Holdings, Inc.	48,204	662,341
Colowide Co. Ltd.	18,704	302,552
Comforia Residential REIT, Inc.(b)	136	287,956
COMSYS Holdings Corp.	40,697	900,944
Cosmos Pharmaceutical Corp.(b)	4,972	539,292
Create SD Holdings Co. Ltd.	6,480	142,744
Credit Saison Co. Ltd.	58,626	1,106,946
Daicel Corp.	78,189	777,210

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Daido Steel Co. Ltd.	60,260	$638,981
Daihen Corp.	6,305	303,658
Daiichikosho Co. Ltd.	13,434	186,656
Daiki Aluminium Industry Co. Ltd.(b)	18,649	160,240
Daio Paper Corp.	35,964	274,328
Daiseki Co. Ltd.(b)	7,485	217,112
Daishi Hokuetsu Financial Group, Inc.	9,433	265,550
Daiwa Office Investment Corp.	66	284,002
Daiwa Securities Living Investments Corp.	419	304,128
Daiwabo Holdings Co. Ltd.	17,776	392,428
DCM Holdings Co. Ltd.	46,465	437,075
DeNA Co. Ltd.	27,078	276,661
Descente Ltd.	4,579	107,760
Dexerials Corp.	9,961	292,884
DIC Corp.	26,056	498,215
Digital Garage, Inc.	4,792	117,362
DMG Mori Co. Ltd.	45,380	927,003
Doutor Nichires Holdings Co. Ltd.	11,809	176,277
DTS Corp.	8,794	219,587
Duskin Co. Ltd.	7,070	165,849
DyDo Group Holdings, Inc.(b)	7,352	149,278
Earth Corp.	5,197	160,879
EDION Corp.(b)	27,539	306,146
Elecom Co. Ltd.	14,466	170,019
eRex Co. Ltd.(b)	9,433	53,304
Exedy Corp.	9,766	190,209
EXEO Group, Inc.	36,482	824,355
Ezaki Glico Co. Ltd.	14,707	434,746
Fancl Corp.	9,731	155,609
Ferrotec Holdings Corp.(b)	13,889	272,127
Food & Life Cos. Ltd.	14,211	288,984
FP Corp.	10,870	213,422
Frontier Real Estate Investment Corp.	103	307,221
Fuji Co. Ltd.(b)	12,152	165,352
Fuji Corp.	28,362	488,271
Fuji Media Holdings, Inc.	43,097	517,429
Fuji Oil Co. Ltd.(b)	78,140	203,135
Fuji Oil Holdings, Inc.	13,810	224,144
Fuji Seal International, Inc.	10,870	129,838
Fuji Soft, Inc.	10,110	449,564
Fujimi, Inc.	9,732	198,202
Fujitec Co. Ltd.(b)	12,909	333,996
Fujitsu General Ltd.(b)	10,361	153,421
Fukuoka REIT Corp.	146	174,191
Fukuyama Transporting Co. Ltd.	8,874	248,903
Furukawa Electric Co. Ltd.	31,511	582,040
Fuyo General Lease Co. Ltd.	3,742	339,961
Geo Holdings Corp.	22,634	374,872
Global One Real Estate Investment Corp.	256	192,296
GLOBERIDE, Inc.	7,212	103,117
Glory Ltd.	10,869	227,901
GMO Internet Group, Inc.(b)	14,534	266,221
Godo Steel Ltd.(b)	6,380	227,397
GOLDWIN, Inc.	2,706	185,084
GS Yuasa Corp.	26,095	382,745
GungHo Online Entertainment, Inc.(a)	8,794	149,770
Gunma Bank Ltd. (The)	146,161	731,530
Gunze Ltd.	4,202	155,518
H.I.S. Co. Ltd.(a)	18,017	221,492
H.U. Group Holdings, Inc.	23,895	449,620
H2O Retailing Corp.	52,826	573,163
Hachijuni Bank Ltd. (The)	176,543	976,587
	Shares	Value
Japan-(continued)
Hamamatsu Photonics K.K.	11,737	$471,648
Hankyu Hanshin REIT, Inc.(b)	134	133,931
Hanwa Co. Ltd.	9,678	360,173
Harmonic Drive Systems, Inc.	4,102	101,445
Hazama Ando Corp.	33,019	270,161
Heiwa Corp.	17,996	270,232
Heiwa Real Estate Co. Ltd.	7,186	192,708
Heiwa Real Estate REIT, Inc.	179	168,010
Heiwado Co. Ltd.	8,050	121,542
Hirata Corp.(b)	2,944	137,155
Hirogin Holdings, Inc.	78,485	534,992
Hisamitsu Pharmaceutical Co., Inc.(b)	15,780	455,129
Hitachi Zosen Corp.	67,177	421,422
Hokkaido Electric Power Co., Inc.	70,693	319,720
Hokkoku Financial Holdings, Inc.	11,191	338,008
Hokuhoku Financial Group, Inc.	37,941	408,805
Hokuriku Electric Power Co.(a)	62,252	308,545
Horiba Ltd.	11,056	905,355
Hoshino Resorts REIT, Inc.	42	147,973
Hoshizaki Corp.	20,016	738,610
Hosiden Corp.	21,307	265,581
House Foods Group, Inc.	20,224	450,068
Hulic Reit, Inc.(b)	314	333,602
Hyakugo Bank Ltd. (The)	58,646	231,094
Ichigo Office REIT Investment Corp.	328	185,794
Idec Corp.	6,101	124,211
IDOM, Inc.(b)	34,493	208,598
Iida Group Holdings Co. Ltd.	38,933	597,412
Iino Kaiun Kaisha Ltd.	31,608	280,455
Inaba Denki Sangyo Co. Ltd.	6,831	165,430
Inabata & Co. Ltd.	14,252	314,436
Industrial & Infrastructure Fund Investment Corp.(b)	413	377,471
INFRONEER Holdings, Inc.	61,873	655,026
Internet Initiative Japan, Inc.	15,544	306,254
Invincible Investment Corp.	945	392,417
IRISO Electronics Co. Ltd.	4,314	102,704
Ishihara Sangyo Kaisha Ltd.	16,529	179,453
ITO EN Ltd.	15,741	463,373
Itoham Yonekyu Holdings, Inc.	7,205	204,062
Iwatani Corp.	12,446	563,912
Iyogin Holdings, Inc.	63,057	435,694
Izumi Co. Ltd.(b)	11,906	283,691
J Trust Co. Ltd.(b)	38,016	125,095
Jaccs Co. Ltd.	7,011	272,430
JAFCO Group Co. Ltd.	25,317	304,306
Japan Airport Terminal Co. Ltd.	5,033	202,353
Japan Aviation Electronics Industry Ltd.	19,020	332,452
Japan Display, Inc.(a)(b)	946,112	129,449
Japan Excellent, Inc.	400	333,846
Japan Hotel REIT Investment Corp.	754	391,507
Japan Logistics Fund, Inc.(b)	155	289,270
Japan Petroleum Exploration Co. Ltd.	12,421	513,240
Japan Prime Realty Investment Corp.	196	473,993
Japan Securities Finance Co. Ltd.	21,929	235,980
Japan Steel Works Ltd. (The)	25,164	421,939
Jeol Ltd.	7,633	356,389
Joyful Honda Co. Ltd.	10,017	134,314
JTEKT Corp.	88,380	823,792
Juroku Financial Group, Inc.	9,974	283,509
JVCKenwood Corp.	165,095	816,581
Kadokawa Corp.	15,860	340,690

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Kaga Electronics Co. Ltd.	10,120	$477,009
Kagome Co. Ltd.	16,622	414,143
Kakaku.com, Inc.	18,901	218,330
Kaken Pharmaceutical Co. Ltd.	5,933	141,653
Kamigumi Co. Ltd.	27,990	651,999
Kanamoto Co. Ltd.	10,379	200,941
Kandenko Co. Ltd.	21,418	223,008
Kaneka Corp.	20,811	513,673
Kanematsu Corp.	17,339	272,822
Kansai Paint Co. Ltd.	54,251	920,606
Kanto Denka Kogyo Co. Ltd.	19,275	117,358
Katitas Co. Ltd.(b)	6,831	86,126
KDX Realty Investment Corp.	1,021	1,118,962
Keihan Holdings Co. Ltd.	28,253	697,748
Keikyu Corp.	73,952	652,882
Keisei Electric Railway Co. Ltd.	25,126	1,151,318
Keiyo Bank Ltd. (The)	39,239	195,155
Kewpie Corp.	35,432	636,649
KH Neochem Co. Ltd.(b)	12,112	191,488
Kinden Corp.	19,746	333,186
Kiyo Bank Ltd. (The)	11,090	126,775
Kobayashi Pharmaceutical Co. Ltd.(b)	8,096	369,422
Kobe Bussan Co. Ltd.	10,228	263,790
Koei Tecmo Holdings Co. Ltd.(b)	13,797	174,049
Kohnan Shoji Co. Ltd.	6,293	168,976
Kokuyo Co. Ltd.	19,296	314,967
Komeri Co. Ltd.(b)	8,816	199,329
KOSE Corp.(b)	3,989	264,678
KPP Group Holdings Co. Ltd.	53,482	268,187
K’s Holdings Corp.	69,838	640,450
Kumagai Gumi Co. Ltd.	15,759	414,526
Kumiai Chemical Industry Co. Ltd.(b)	30,594	177,903
Kureha Corp.	20,245	392,781
Kusuri no Aoki Holdings Co. Ltd.(b)	12,855	281,152
KYB Corp.	7,002	246,693
Kyoritsu Maintenance Co. Ltd.(b)	4,753	197,761
Kyudenko Corp.	11,883	458,248
Kyushu Financial Group, Inc.	153,765	994,068
LaSalle Logiport REIT	337	344,435
Lasertec Corp.	1,205	327,928
Leopalace21 Corp.(a)(b)	136,182	386,629
Life Corp.	11,090	285,264
Lintec Corp.	10,695	205,449
M3, Inc.	21,620	348,242
Mabuchi Motor Co. Ltd.	35,426	621,515
Macnica Holdings, Inc.	19,842	1,073,850
Makino Milling Machine Co. Ltd.	8,056	331,774
Mandom Corp.	12,285	108,163
Maruha Nichiro Corp., Class C	16,741	335,164
Maruichi Steel Tube Ltd.	11,368	293,892
Maruwa Co. Ltd.	1,062	216,505
Matsui Securities Co. Ltd.	27,541	156,381
Maxell Ltd.	16,507	184,070
McDonald’s Holdings Co. (Japan) Ltd.(b)	12,404	556,663
Medipal Holdings Corp.	49,899	805,280
Megachips Corp.	6,679	219,549
Megmilk Snow Brand Co. Ltd.	18,981	300,865
Meidensha Corp.	9,579	174,575
Meiko Electronics Co. Ltd.	9,771	271,723
MEITEC Group Holdings, Inc.	17,332	348,063
Menicon Co. Ltd.	7,102	104,775
Mirai Corp.	559	172,471
	Shares	Value
Japan-(continued)
MIRAIT ONE Corp.	21,555	$288,064
Mitsubishi Estate Logistics REIT Investment Corp.	61	154,195
Mitsubishi Logistics Corp.	25,170	788,806
Mitsubishi Shokuhin Co. Ltd.	5,318	183,360
Mitsuboshi Belting Ltd.	5,418	183,473
Mitsui E&S Co. Ltd.	53,371	278,584
Mitsui Fudosan Logistics Park, Inc.(b)	92	278,502
Mitsui High-Tec, Inc.(b)	2,532	119,260
Mitsui Matsushima Holdings Co. Ltd.(b)	4,844	94,975
Mitsui-Soko Holdings Co. Ltd.	8,304	280,919
Miura Co. Ltd.	15,655	291,199
Mixi, Inc.	15,467	268,444
Mizuho Leasing Co. Ltd.	6,126	225,469
Modec, Inc.(a)	11,544	183,535
Monex Group, Inc.	56,336	299,457
MonotaRO Co. Ltd.(b)	12,650	121,199
Mori Hills REIT Investment Corp.(b)	310	290,966
Mori Trust REIT, Inc.	607	311,027
Morinaga & Co. Ltd.	27,912	539,145
Morinaga Milk Industry Co. Ltd.	41,138	851,607
Musashi Seimitsu Industry Co. Ltd.	16,804	194,394
Musashino Bank Ltd. (The)	13,211	252,968
Nachi-Fujikoshi Corp.	5,005	118,470
Nagase & Co. Ltd.	12,862	213,245
Nagoya Railroad Co. Ltd.(b)	45,853	714,733
Nakanishi, Inc.	8,658	143,634
Nankai Electric Railway Co. Ltd.	22,950	452,484
Nanto Bank Ltd. (The)	9,012	165,536
NEC Networks & System Integration Corp.	23,271	380,965
NET One Systems Co. Ltd.	17,171	282,160
Nexon Co. Ltd.	35,170	569,024
NEXTAGE Co. Ltd.	5,593	85,440
NHK Spring Co. Ltd.	46,060	386,787
Nichias Corp.	10,408	246,716
Nichicon Corp.	22,814	202,583
Nifco, Inc.	18,391	486,526
Nihon Kohden Corp.	19,055	587,782
Nihon M&A Center Holdings, Inc.(b)	23,522	143,554
Nikkiso Co. Ltd.	21,697	161,642
Nikkon Holdings Co. Ltd.	8,404	182,769
Nippon Accommodations Fund, Inc.(b)	87	365,439
Nippon Carbon Co. Ltd.	4,330	133,003
Nippon Chemi-Con Corp.(a)	13,269	122,909
Nippon Denko Co. Ltd.	50,776	101,083
Nippon Gas Co. Ltd.	27,602	433,267
Nippon Kayaku Co. Ltd.	24,487	221,711
Nippon Light Metal Holdings Co. Ltd.	27,416	342,102
Nippon Paper Industries Co. Ltd.(a)	49,637	466,233
Nippon Prologis REIT, Inc.	374	671,882
NIPPON REIT Investment Corp.	109	254,650
Nippon Sheet Glass Co. Ltd.(a)	79,779	335,107
Nippon Shinyaku Co. Ltd.	9,622	344,595
Nippon Shokubai Co. Ltd.	6,519	248,184
Nippon Soda Co. Ltd.	6,634	259,596
Nippon Thompson Co. Ltd.	29,889	121,662
Nippon Yakin Kogyo Co. Ltd.(b)	7,353	240,699
Nipro Corp.	31,009	252,972
Nishimatsu Construction Co. Ltd.	14,759	409,627
Nishimatsuya Chain Co. Ltd.	15,601	227,438
Nishi-Nippon Railroad Co. Ltd.	13,816	232,370
Nissha Co. Ltd.	13,815	155,847
Nisshinbo Holdings, Inc.	47,708	399,647

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Nissui Corp.	125,437	$692,596
Nitto Boseki Co. Ltd.(b)	12,784	446,030
Nitto Kogyo Corp.	9,366	258,538
NOF Corp.	13,811	632,278
Nojima Corp.	16,500	210,292
NOK Corp.	22,174	298,991
Noritsu Koki Co. Ltd.	9,366	214,648
North Pacific Bank Ltd.	113,712	294,830
NS Solutions Corp.	8,153	274,974
NS United Kaiun Kaisha Ltd.	6,251	222,799
NSD Co. Ltd.	11,045	210,057
NTN Corp.	320,732	597,690
NTT UD REIT Investment Corp.	329	281,791
OBIC Co. Ltd.	4,275	664,903
Ogaki Kyoritsu Bank Ltd. (The)	10,395	141,160
Oji Holdings Corp.	196,255	776,830
Okamura Corp.	15,257	232,234
Oki Electric Industry Co. Ltd.	27,772	198,161
Okinawa Cellular Telephone Co.	6,126	150,662
Okinawa Electric Power Co., Inc. (The)	18,786	150,365
OKUMA Corp.	12,291	562,943
Okumura Corp.	9,054	320,227
One REIT, Inc.(b)	76	141,004
Onward Holdings Co. Ltd.(b)	71,764	267,565
Open House Group Co. Ltd.	21,633	687,579
Organo Corp.	5,382	227,172
Orient Corp.	22,299	170,093
Osaka Soda Co. Ltd.(b)	7,532	537,430
OSG Corp.	19,612	271,355
Outsourcing, Inc.(a)	50,739	603,974
PALTAC Corp.	5,601	172,963
Park24 Co. Ltd.(a)	32,766	434,414
Pasona Group, Inc.	10,085	186,970
Penta-Ocean Construction Co. Ltd.	75,300	408,606
PHC Holdings Corp.	14,240	149,244
Pigeon Corp.	26,245	290,235
Pilot Corp.	6,508	184,143
Piolax, Inc.	10,228	176,047
Pola Orbis Holdings, Inc.	24,989	261,899
Prima Meat Packers Ltd.	9,130	151,089
Raito Kogyo Co. Ltd.	9,385	132,709
Relo Group, Inc.	19,395	197,632
Rengo Co. Ltd.	69,857	458,449
Resorttrust, Inc.	18,630	328,056
Rinnai Corp.	30,933	710,607
Rohto Pharmaceutical Co. Ltd.	26,122	542,902
Round One Corp.	49,860	224,784
Royal Holdings Co. Ltd.(b)	6,927	123,210
Saizeriya Co. Ltd.	6,339	219,865
Sakata Seed Corp.	5,936	149,644
SAMTY Co. Ltd.	12,401	213,788
San-A Co. Ltd.	4,556	142,282
Sangetsu Corp.	20,448	456,032
San-In Godo Bank Ltd. (The)	60,069	429,842
Sanken Electric Co. Ltd.	4,444	210,564
Sankyo Co. Ltd.	10,713	663,411
Sankyu, Inc.	11,797	447,426
Sanwa Holdings Corp.	43,008	669,504
Sanyo Denki Co. Ltd.	3,181	134,487
Sapporo Holdings Ltd.	27,634	1,294,029
Sawai Group Holdings Co. Ltd.	11,356	434,973
SCREEN Holdings Co. Ltd.	19,162	1,923,082
	Shares	Value
Japan-(continued)
SCSK Corp.	33,460	$665,194
Sega Sammy Holdings, Inc.	38,409	573,080
Seiko Group Corp.	12,738	230,927
Seino Holdings Co. Ltd.	23,931	353,460
Seiren Co. Ltd.	10,412	177,504
Sekisui House REIT, Inc.	992	532,731
Senko Group Holdings Co. Ltd.	23,808	188,444
Senshu Ikeda Holdings, Inc.	198,466	467,059
Seria Co. Ltd.	15,473	286,225
Seven Bank Ltd.	270,159	571,830
Shibaura Machine Co. Ltd.	10,474	258,312
Shiga Bank Ltd. (The)	15,760	397,302
Shikoku Electric Power Co., Inc.	64,850	464,054
SHIMAMURA Co. Ltd.	8,404	931,957
Shinko Electric Industries Co. Ltd.	11,650	440,735
Ship Healthcare Holdings, Inc.	19,429	298,795
SHO-BOND Holdings Co. Ltd.	6,606	297,863
Shochiku Co. Ltd.(b)	1,762	122,409
SKY Perfect JSAT Holdings, Inc.	36,369	193,819
Skylark Holdings Co. Ltd.	69,090	1,138,857
Sohgo Security Services Co. Ltd.	111,045	612,827
Sotetsu Holdings, Inc.	19,692	365,280
Square Enix Holdings Co. Ltd.	14,368	568,429
Star Asia Investment Corp.(b)	365	144,327
Star Micronics Co. Ltd.	11,271	136,709
Sugi Holdings Co. Ltd.(b)	13,816	668,045
Sumida Corp.(b)	11,641	91,902
Sumitomo Bakelite Co. Ltd.	9,568	484,111
Sumitomo Osaka Cement Co. Ltd.	12,851	327,660
Sumitomo Pharma Co. Ltd.(b)	93,508	277,629
Sumitomo Rubber Industries Ltd.	68,593	807,818
Sumitomo Seika Chemicals Co. Ltd.	5,318	191,001
Sumitomo Warehouse Co. Ltd. (The)	24,833	451,895
Sundrug Co. Ltd.	24,611	750,579
Suruga Bank Ltd.	96,479	570,261
Suzuken Co. Ltd.	20,675	648,927
SWCC Corp.	10,363	216,937
Tadano Ltd.	20,297	168,430
Taiheiyo Cement Corp.	42,747	891,933
Taikisha Ltd.	6,280	189,893
Taisho Pharmaceutical Holdings Co. Ltd.	6,369	374,798
Taiyo Holdings Co. Ltd.	9,727	217,930
Takara Holdings, Inc.(b)	43,585	374,203
Takeuchi Manufacturing Co. Ltd.	12,146	423,770
Tama Home Co. Ltd.(b)	6,028	168,458
Tamura Corp.	28,303	103,202
TBS Holdings, Inc.	24,436	575,063
TechnoPro Holdings, Inc.	15,209	356,984
Teijin Ltd.	61,158	570,682
Toagosei Co. Ltd.	14,769	143,472
Toda Corp.	54,484	347,758
Toei Co. Ltd.	1,737	246,929
Toho Bank Ltd. (The)	75,508	162,199
Toho Co. Ltd.(b)	18,706	616,431
Toho Gas Co. Ltd.	26,397	536,969
Toho Holdings Co. Ltd.(b)	15,002	328,212
Toho Zinc Co. Ltd.	13,223	104,029
Tokai Carbon Co. Ltd.	79,709	569,564
Tokai Rika Co. Ltd.	12,783	205,770
Tokai Tokyo Financial Holdings, Inc.	63,697	249,254
Tokuyama Corp.	24,682	401,531
Tokyo Century Corp.	45,224	510,945

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Tokyo Kiraboshi Financial Group, Inc.	16,797	$500,434
Tokyo Ohka Kogyo Co. Ltd.	24,012	559,007
Tokyo Seimitsu Co. Ltd.	11,995	794,497
Tokyo Steel Manufacturing Co. Ltd.	21,299	261,402
Tokyu REIT, Inc.(b)	198	232,981
Tomy Co. Ltd.	25,083	417,578
Topcon Corp.	29,160	341,123
TORIDOLL Holdings Corp.	6,988	216,560
Toshiba TEC Corp.	6,126	129,079
Toyo Seikan Group Holdings Ltd.	46,098	743,465
Toyo Tire Corp.	65,560	1,106,010
Toyobo Co. Ltd.	32,921	249,990
Toyoda Gosei Co. Ltd.	28,080	552,379
Toyota Boshoku Corp.	29,274	491,154
Transcosmos, Inc.	8,054	170,529
Trusco Nakayama Corp.	9,247	160,364
TS Tech Co. Ltd.	20,935	269,394
Tsubaki Nakashima Co. Ltd.(b)	23,601	123,030
Tsugami Corp.	15,845	130,294
Tsumura & Co.	15,238	278,803
TV Asahi Holdings Corp.	13,617	164,513
UACJ Corp.	24,630	692,521
UBE Corp.	38,084	641,833
Ulvac, Inc.	16,256	811,827
United Arrows Ltd.	15,355	203,893
United Urban Investment Corp.	696	711,356
Universal Entertainment Corp.(b)	9,266	135,971
Ushio, Inc.	40,676	577,687
USS Co. Ltd.	42,266	809,755
Valor Holdings Co. Ltd., Class C	10,055	173,895
Wacoal Holdings Corp.	18,488	436,983
Wacom Co. Ltd.	40,987	192,072
Welcia Holdings Co. Ltd.(b)	30,189	514,457
Workman Co. Ltd.(b)	4,964	143,308
Yamaguchi Financial Group, Inc.	70,272	679,044
Yamato Kogyo Co. Ltd.	9,999	562,352
Yamazaki Baking Co. Ltd.	54,375	1,300,090
Yaoko Co. Ltd.	4,485	261,445
Yokogawa Bridge Holdings Corp.	9,620	188,813
Yokohama Rubber Co. Ltd. (The)	39,912	960,837
Yoshinoya Holdings Co. Ltd.(b)	15,678	353,191
Zenkoku Hosho Co. Ltd.	9,732	366,244
Zensho Holdings Co. Ltd.	21,131	1,047,623
Zeon Corp.	60,343	555,647
Zojirushi Corp.(b)	11,898	116,803
ZOZO, Inc.	10,442	232,378
		172,762,263
Luxembourg-0.09%
L’Occitane International S.A.	52,872	168,411
RTL Group S.A.	8,178	317,314
		485,725
Macau-0.10%
SJM Holdings Ltd.(a)(b)	647,949	182,351
Wynn Macau Ltd.(a)	412,375	310,709
		493,060
Mexico-0.06%
Fresnillo PLC(b)	46,979	318,032
Netherlands-1.57%
AMG Critical Materials N.V.(b)	5,273	113,038
Arcadis N.V.	15,912	880,641
	Shares	Value
Netherlands-(continued)
argenx SE(a)	1,163	$440,642
Basic-Fit N.V.(a)(b)(c)	6,270	183,483
BE Semiconductor Industries N.V.(b)	10,712	1,626,701
Corbion N.V.(b)	8,743	171,232
CTP N.V.(c)	12,652	217,693
Eurocommercial Properties N.V.(b)	9,884	223,534
Fugro N.V.(a)	34,802	647,577
JDE Peet’s N.V.(b)	19,369	480,965
Koninklijke BAM Groep N.V.	109,230	304,222
Koninklijke Vopak N.V.(b)	23,804	748,563
OCI N.V.(b)	23,217	671,342
PostNL N.V.(b)	375,069	548,590
TKH Group N.V., CVA	9,899	402,370
Van Lanschot Kempen N.V., CVA	12,415	376,928
Wereldhave N.V.	9,101	137,613
		8,175,134
New Zealand-0.68%
a2 Milk Co. Ltd. (The)(a)	82,748	262,318
Chorus Ltd.	68,704	336,634
Contact Energy Ltd.	54,244	269,457
Fisher & Paykel Healthcare Corp. Ltd.	47,449	691,335
Fletcher Building Ltd.	147,976	411,712
Infratil Ltd.	40,567	263,819
Mainfreight Ltd.	4,309	190,177
Mercury NZ Ltd.	41,847	173,873
Meridian Energy Ltd.	108,718	371,414
Ryman Healthcare Ltd.(a)	87,123	305,683
Xero Ltd.(a)	3,905	285,993
		3,562,415
Nigeria-0.12%
Airtel Africa PLC(c)	431,705	616,825
Norway-1.48%
Aker ASA, Class A	4,913	295,299
Aker Solutions ASA, Class A	63,977	239,716
Austevoll Seafood ASA	38,544	281,618
BlueNord ASA(a)	4,092	196,057
Borregaard ASA	7,655	131,334
Crayon Group Holding ASA(a)(c)	20,326	173,002
DNO ASA	351,734	312,661
Elkem ASA(a)(c)	94,909	198,775
Entra ASA(c)	21,100	232,458
Europris ASA(c)	43,166	325,914
Gjensidige Forsikring ASA	44,305	719,025
Grieg Seafood ASA(b)	19,369	122,253
Kongsberg Gruppen ASA	10,726	550,835
Leroy Seafood Group ASA	87,940	356,248
MPC Container Ships ASA	96,261	145,911
Nordic Semiconductor ASA(a)	9,370	95,881
Norske Skog ASA(b)(c)	21,210	73,955
Norwegian Air Shuttle ASA(a)	119,495	148,160
PGS ASA(a)	317,296	201,485
SalMar ASA	13,964	780,956
Solstad Offshore ASA(a)(b)	38,015	128,770
SpareBank 1 SMN	23,224	318,490
SpareBank 1 SR-Bank ASA, Class B	24,079	294,292
Stolt-Nielsen Ltd.	7,646	288,098
TGS ASA	30,808	304,350
TOMRA Systems ASA	19,636	199,992

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Norway-(continued)
Var Energi ASA	98,898	$289,697
Wallenius Wilhelmsen ASA	31,808	311,795
		7,717,027
Peru-0.06%
Hochschild Mining PLC(a)(b)	238,850	316,330
Poland-1.18%
Alior Bank S.A.(a)	23,606	447,087
Allegro.eu S.A.(a)(b)(c)	43,137	329,061
CCC S.A.(a)(b)	24,413	357,443
CD Projekt S.A.(b)	4,317	113,528
Cyfrowy Polsat S.A.(a)(b)	44,925	122,655
Dino Polska S.A.(a)(b)(c)	3,291	358,497
Grupa Kety S.A.	2,262	387,298
Jastrzebska Spolka Weglowa S.A.(a)(b)	28,611	311,308
KRUK S.A.	2,402	274,139
LPP S.A.(b)	194	758,330
mBank S.A.(a)(b)	4,244	569,177
Orange Polska S.A.(b)	237,209	510,126
PGE Polska Grupa Energetyczna S.A.(a)	293,890	625,084
Santander Bank Polska S.A.	5,558	679,540
Tauron Polska Energia S.A.(a)	360,904	332,526
		6,175,799
Portugal-0.30%
CTT-Correios de Portugal S.A.	53,448	213,653
Navigator Co. S.A. (The)	123,142	510,975
NOS, SGPS S.A.	51,190	182,385
REN - Redes Energeticas Nacionais SGPS S.A.	123,971	306,360
Sonae SGPS S.A.	346,600	337,527
		1,550,900
Singapore-1.97%
BW LPG Ltd.(c)	38,473	477,574
CapitaLand Ascott Trust	580,840	417,261
CapitaLand India Trust	192,719	151,424
CDL Hospitality Trusts	173,066	133,392
City Developments Ltd.	133,832	611,901
ComfortDelGro Corp. Ltd.	910,145	953,495
ESR-LOGOS REIT	1,066,567	247,417
Frasers Centrepoint Trust(b)	210,493	362,281
Frasers Logistics & Commercial Trust(c)	557,977	467,643
Hafnia Ltd.	22,236	163,316
Keppel DC REIT(b)	195,338	247,032
Keppel Infrastructure Trust	327,697	123,835
Keppel REIT	493,622	341,677
Lendlease Global Commercial REIT	258,542	121,885
Mapletree Industrial Trust	354,301	649,558
Mapletree Logistics Trust	584,961	678,482
Mapletree Pan Asia Commercial Trust	318,643	348,126
NetLink NBN Trust(c)	505,941	319,916
Olam Group Ltd.	114,380	76,604
Parkway Life REIT	46,237	121,790
SATS Ltd.(a)	161,887	333,138
Seatrium Ltd.(a)(b)	3,226,123	241,413
Sembcorp Industries Ltd.	226,746	962,061
Singapore Exchange Ltd.	114,207	804,196
Suntec REIT	619,248	551,431
UOL Group Ltd.	83,047	389,026
		10,295,874
South Africa-0.04%
Scatec ASA(a)(c)	29,163	219,212
	Shares	Value
South Korea-7.98%
Amorepacific Corp.(a)	5,844	$516,684
Amorepacific Corp., Preference Shares(a)	2,185	53,862
AMOREPACIFIC Group(a)(b)	13,849	255,262
Asiana Airlines, Inc.(a)	35,890	326,456
BGF retail Co. Ltd.(a)	2,436	257,535
BNK Financial Group, Inc.	144,697	816,370
Celltrion, Inc.	8,279	1,114,701
Cheil Worldwide, Inc.	27,994	385,307
CJ Corp.(a)	4,983	350,582
CJ ENM Co. Ltd.(a)	6,588	352,933
CJ Logistics Corp.(a)	6,888	700,851
Com2uSCorp.	3,621	124,123
Cosmax, Inc.(a)	2,390	207,367
Coway Co. Ltd.(a)	14,361	595,035
Daeduck Electronics Co. Ltd.(a)	8,876	161,273
Daesang Corp.(a)	9,250	128,910
Daewoo Engineering & Construction Co. Ltd.(a)(b)	125,657	370,479
Daou Technology, Inc.(a)	8,041	120,134
DB HiTek Co. Ltd.(a)	8,238	307,694
DB Insurance Co. Ltd.(a)	14,338	944,300
DGB Financial Group, Inc.(a)	58,724	396,436
DL E&C Co. Ltd.(a)	19,680	614,885
DL Holdings Co. Ltd.(a)	5,817	244,509
Dongkuk CM Co. Ltd.(a)	10,047	49,909
Dongkuk Holdings Co. Ltd.(a)	5,341	29,933
Dongkuk Steel Mill Co. Ltd.(a)	16,659	142,668
Doosan Bobcat, Inc.	10,468	399,222
Doosan Co. Ltd.(a)	11,504	777,478
Ecopro Co. Ltd.(a)	848	318,957
Fila Holdings Corp.(b)	19,584	595,011
Green Cross Corp.(a)	1,663	134,695
GS Holdings Corp.(a)	13,969	484,595
GS Retail Co. Ltd.(a)	13,630	227,737
Hankook Tire & Technology Co. Ltd.(a)	20,567	790,535
Hanmi Pharm Co. Ltd.(a)	769	186,683
Hanon Systems	59,023	275,071
Hansol Chemical Co. Ltd.(a)	1,105	165,586
Hanwha Aerospace Co. Ltd.(a)	9,627	996,133
Hanwha Corp.(a)	14,320	292,376
Hanwha Corp., Third Pfd.(a)	7,593	79,534
Hanwha Investment & Securities Co. Ltd.(a)	67,369	188,279
Hanwha Life Insurance Co. Ltd.(a)	219,602	499,376
Hanwha Ocean Co. Ltd.(a)	35,831	589,286
Hanwha Systems Co. Ltd.(a)	14,316	165,723
HD Hyundai Co. Ltd.	15,168	811,445
HD Hyundai Construction Equipment Co. Ltd.(a)	7,056	269,626
HD Hyundai Electric Co. Ltd.(a)	5,966	459,078
HD Hyundai Heavy Industries Co. Ltd.(a)	3,299	282,033
HD Hyundai Infracore Co. Ltd.(a)	70,249	406,340
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	19,577	263,149
Hite Jinro Co. Ltd.(a)	12,426	195,516
HK inno.N Corp.(a)	5,628	176,685
HL Mando Co. Ltd.(a)(b)	19,040	502,160
Hotel Shilla Co. Ltd.	7,000	305,773
HYBE Co. Ltd.(a)	1,650	249,110
Hyosung Advanced Materials Corp.(a)	1,088	266,161
Hyosung Chemical Corp.(a)	1,567	81,482
Hyosung Corp.(a)	4,573	215,176
Hyosung Heavy Industries Corp.(a)	7,465	960,916
Hyundai Department Store Co. Ltd.(a)	6,603	266,168
Hyundai Elevator Co. Ltd.(a)	9,813	298,511

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
South Korea-(continued)
Hyundai Mipo Dockyard Co. Ltd.(a)	4,457	$225,747
Hyundai Rotem Co. Ltd.(a)	15,953	338,866
Hyundai Wia Corp.(a)(b)	12,531	547,377
IS Dongseo Co. Ltd.(a)	5,845	111,894
Kakao Games Corp.(a)	3,801	69,917
KakaoBank Corp.(a)	15,331	313,593
Kangwon Land, Inc.(a)	25,924	291,551
KCC Corp.	2,445	451,573
KEPCO Plant Service & Engineering Co. Ltd.(a)	8,921	226,927
KG Chemical Corp.	37,350	179,663
KIWOOM Securities Co. Ltd.(a)	5,619	407,116
Kolmar Korea Co. Ltd.(a)	5,281	193,094
Kolon Industries, Inc.(a)	9,275	283,535
Korea Aerospace Industries Ltd.(a)	10,094	381,933
Korea Line Corp.(a)	76,969	117,070
Korea Petrochemical Ind Co. Ltd.(a)	2,083	207,574
Korean Reinsurance Co.(a)	30,151	171,239
Krafton, Inc.(a)	4,836	777,224
LG Energy Solution Ltd.(a)(b)	1,696	484,154
LG Uplus Corp.	76,513	586,467
LIG Nex1 Co. Ltd.(a)	2,576	202,853
LOTTE Chilsung Beverage Co. Ltd.(a)	1,305	134,152
LOTTE Corp.(a)	15,018	326,882
LOTTE Fine Chemical Co. Ltd.(a)	5,905	220,113
LOTTE Shopping Co. Ltd.(a)	5,879	362,083
LS Corp.(a)	10,659	727,558
LS Electric Co. Ltd.(a)	7,708	406,581
LX International Corp.(a)	25,502	538,835
LX Semicon Co. Ltd.	2,921	170,929
Mirae Asset Securities Co. Ltd.(a)	59,753	352,344
Mirae Asset Securities Co. Ltd., Second Pfd.(a)	33,070	92,422
Netmarble Corp.(a)(c)	4,492	196,219
NH Investment & Securities Co. Ltd.(a)	46,973	372,363
NongShim Co. Ltd.	1,123	317,636
OCI Co. Ltd.(a)	2,725	187,839
OCI Holdings Co. Ltd.(a)	5,839	456,743
Orion Corp.	4,116	282,799
Pan Ocean Co. Ltd.(a)	68,067	186,405
Partron Co. Ltd.	24,312	145,546
Poongsan Corp.	14,705	430,799
POSCO Future M Co. Ltd.(a)	1,045	198,485
S-1 Corp.	5,542	236,271
Samchully Co. Ltd.(a)	802	56,726
Samsung Biologics Co. Ltd.(a)(c)	418	263,080
Samsung Card Co. Ltd.(a)	7,415	183,340
Samsung SDS Co. Ltd.	7,893	898,914
Samsung Securities Co. Ltd.	29,775	839,942
SD Biosensor, Inc.(a)	8,631	67,191
Seah Besteel Holdings Corp.(a)	13,608	223,801
SeAH Steel Holdings Corp.	1,160	189,473
Sebang Global Battery Co. Ltd.(a)	4,019	174,052
Seegene, Inc.	8,864	168,028
SFA Engineering Corp.	7,554	153,101
SK Chemicals Co. Ltd.(b)	4,695	226,897
SK IE Technology Co. Ltd.(a)(c)	3,066	170,455
SKC Co. Ltd.(a)	4,884	281,041
SL Corp.(a)	7,560	181,827
Soulbrain Co. Ltd.(a)	861	174,503
SSANGYONG C&E Co. Ltd.(b)	42,344	191,312
Sungwoo Hitech Co. Ltd.(a)	54,867	341,210
TKG Huchems Co. Ltd.(a)	9,078	141,137
UNID Co. Ltd.	2,085	117,009
	Shares	Value
South Korea-(continued)
WONIK IPS Co. Ltd.(a)	7,169	$163,023
Young Poong Corp.(a)	324	128,177
Youngone Corp.(a)	7,782	279,293
Yuhan Corp.(a)	7,905	350,636
		41,620,343
Spain-1.39%
Almirall S.A.	17,765	169,816
Applus Services S.A.	54,545	663,002
Atresmedia Corp. de Medios de Comunicacion S.A.	43,418	175,540
Befesa S.A.(b)(c)	6,628	236,005
CIE Automotive S.A.	12,200	324,680
Construcciones y Auxiliar de Ferrocarriles S.A.(b)	8,043	290,932
Corp ACCIONA Energias Renovables S.A.(b)	7,635	199,874
Ebro Foods S.A.	8,633	144,415
EDP Renovaveis S.A.(b)	25,970	424,559
Ence Energia y Celulosa S.A.(b)	40,199	128,029
Faes Farma S.A.	44,716	147,904
Fluidra S.A.(b)	19,202	419,667
Gestamp Automocion S.A.(c)	62,433	209,150
Indra Sistemas S.A.	49,114	878,676
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(b)	180,269	189,355
Melia Hotels International S.A.(a)	29,836	203,693
Obrascon Huarte Lain S.A.(a)	328,731	145,262
Prosegur Cia de Seguridad S.A.(b)	56,453	107,559
Sacyr S.A.(b)	220,763	732,840
Tecnicas Reunidas S.A.(a)	28,443	240,682
Unicaja Banco S.A.(b)(c)	507,190	488,955
Vidrala S.A.(b)	3,062	308,995
Viscofan S.A.	7,557	444,917
		7,274,507
Sweden-4.46%
AAK AB	32,150	731,223
AddLife AB, Class B(b)	13,570	148,015
Addtech AB, Class B	13,780	288,607
AFRY AB	23,142	322,974
Ambea AB(c)	53,508	273,693
Arjo AB, Class B	71,620	339,095
Atrium Ljungberg AB, Class B(b)	11,670	235,606
Avanza Bank Holding AB(b)	9,824	199,668
Axfood AB(b)	28,769	733,122
Beijer Ref AB(b)	16,605	229,492
Betsson AB, Class B(a)	34,301	376,462
BHG Group AB(a)(b)	98,169	161,804
Bonava AB, Class B(a)(b)	71,458	81,470
Bravida Holding AB(c)	33,433	256,434
Bure Equity AB(b)	8,550	247,091
Catena AB(b)	4,116	177,430
Cibus Nordic Real Estate AB (publ)(b)	12,811	152,879
Cint Group AB(a)(b)	93,459	104,654
Clas Ohlson AB, Class B(b)	32,869	472,086
Cloetta AB, Class B	75,983	137,738
Coor Service Management Holding AB(c)	22,585	96,265
Corem Property Group AB, Class B(b)	241,836	246,228
Corem Property Group AB, Preference Shares(b)	4,890	98,440
Dios Fastigheter AB(b)	30,149	236,352
Electrolux Professional AB, Class B(b)	28,610	154,232
Elekta AB, Class B(b)	89,125	678,852
EQT AB(b)	18,246	497,986
Evolution AB(c)	6,262	741,208

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Sweden-(continued)
Fabege AB(b)	84,623	$802,302
Granges AB	19,309	193,233
Hexpol AB	57,966	670,973
Hufvudstaden AB, Class A(b)	23,774	311,316
Indutrade AB	25,153	619,066
Instalco AB(b)(c)	32,698	132,028
Intrum AB(b)	64,000	381,807
Investment AB Latour, Class B(b)	12,295	313,076
Inwido AB	18,142	223,870
JM AB(b)	30,249	499,449
L E Lundbergforetagen AB, Class B(b)	13,837	729,324
Lagercrantz Group AB, Class B(b)	13,140	173,719
Lifco AB, Class B	15,219	371,477
Lindab International AB	19,944	383,154
Loomis AB	20,214	557,177
Modern Times Group MTG AB, Class B(a)	22,057	170,780
Mycronic AB	8,698	244,802
NCC AB, Class B(b)	40,296	519,868
New Wave Group AB, Class B(b)	17,530	157,361
NIBE Industrier AB, Class B(b)	66,430	403,376
Nolato AB, Class B(b)	42,213	206,319
Nordnet AB publ(b)	11,334	180,228
Nyfosa AB(b)	40,298	366,422
Pandox AB(b)	23,219	322,026
Peab AB, Class B	64,744	323,333
Ratos AB, Class B	61,434	205,011
Saab AB, Class B	15,687	1,021,473
Sagax AB, Class B	13,095	322,294
Sagax AB, Class D(b)	9,102	24,974
Samhallsbyggnadsbolaget i Norden AB, Class B(b)	406,790	189,963
Samhallsbyggnadsbolaget i Norden AB, Class D	22,229	12,500
Scandic Hotels Group AB(a)(b)(c)	69,856	325,267
Stillfront Group AB(a)(b)	120,159	126,121
Storskogen Group AB, Class B(b)	491,820	345,671
Sweco AB, Class B(b)	29,043	343,771
Swedish Orphan Biovitrum AB, Class B(a)	27,408	774,571
Thule Group AB(c)	26,974	694,690
Viaplay Group AB, Class B(a)(b)	17,610	4,094
Vitrolife AB(b)	6,050	100,947
VNV Global AB(a)(b)	57,571	98,400
Wallenstam AB, Class B(b)	79,848	406,877
Wihlborgs Fastigheter AB	68,123	616,132
		23,288,348
Switzerland-3.09%
Accelleron Industries AG	9,664	312,727
Allreal Holding AG(b)	3,627	651,114
ALSO Holding AG	1,670	493,495
Aryzta AG(a)	264,470	479,397
Bachem Holding AG(b)	1,616	109,636
Banque Cantonale Vaudoise(b)	6,613	854,136
Belimo Holding AG	657	309,870
BKW AG	3,539	567,247
Bucher Industries AG	1,322	565,262
Burckhardt Compression Holding AG	326	184,310
Bystronic AG(b)	224	113,195
Cembra Money Bank AG(b)	8,034	625,132
Daetwyler Holding AG, BR(b)	1,008	206,570
DocMorris AG(a)(b)	2,928	277,151
dormakaba Holding AG(a)	1,016	514,603
EFG International AG(a)	22,464	291,716
Emmi AG(b)	345	364,767
EMS-Chemie Holding AG	869	664,020
	Shares	Value
Switzerland-(continued)
Flughafen Zureich AG	3,106	$647,015
Forbo Holding AG	213	253,261
Huber + Suhner AG	2,251	162,950
Implenia AG(b)	5,933	212,325
Inficon Holding AG	206	315,538
Interroll Holding AG, Class R	44	130,023
IWG PLC(a)	191,091	457,245
Komax Holding AG, Class R(b)	462	89,723
Landis+Gyr Group AG(a)	4,882	404,344
Leonteq AG(a)(b)	2,579	96,805
Mobilezone Holding AG(b)	11,354	176,031
Mobimo Holding AG	976	290,689
OC Oerlikon Corp. AG(b)	64,876	285,565
Schweiter Technologies AG	191	105,759
SFS Group AG(b)	2,982	362,213
Siegfried Holding AG(a)	339	341,035
Stadler Rail AG(b)	11,581	373,141
Straumann Holding AG(b)	4,191	646,836
Sulzer AG	5,020	490,091
Swissquote Group Holding S.A.	752	190,750
Tecan Group AG, Class R(a)(b)	925	358,635
Temenos AG(b)	5,969	614,956
Valiant Holding AG	1,990	239,862
VAT Group AG(b)(c)	1,877	889,871
Vontobel Holding AG, Class R(b)	4,499	299,986
Zehnder Group AG	2,130	128,617
		16,147,614
Taiwan-0.01%
FIT Hon Teng Ltd.(a)(c)	543,473	64,656
Turkey-0.21%
Eldorado Gold Corp.(a)	90,775	1,116,300
Ukraine-0.03%
Ferrexpo PLC	118,379	130,851
United Arab Emirates-0.08%
Network International Holdings PLC(a)(c)	53,069	261,808
Shelf Drilling Ltd.(a)(b)(c)	44,831	129,049
		390,857
United Kingdom-7.16%
4imprint Group PLC	2,477	172,542
888 Holdings PLC(a)(b)	186,706	184,502
Allfunds Group PLC	51,715	374,690
Ascential PLC(a)	71,077	275,703
Ashmore Group PLC(b)	125,542	339,247
ASOS PLC(a)(b)	59,629	280,578
Assura PLC	744,739	422,412
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	72,242	176,266
Auto Trader Group PLC(c)	62,437	579,472
Babcock International Group PLC	122,762	707,556
Balanced Commercial Property Trust Ltd.	131,721	127,483
Big Yellow Group PLC	33,942	496,205
Bodycote PLC	29,836	242,216
Britvic PLC	70,485	792,125
Capricorn Energy PLC	37,120	68,542
Chemring Group PLC	55,357	248,140
Clarkson PLC	4,683	211,707
Close Brothers Group PLC	29,351	203,331
Coats Group PLC	255,067	232,568
Computacenter PLC	22,619	836,473
ConvaTec Group PLC(c)	278,073	853,410
Cranswick PLC	9,038	463,140

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Crest Nicholson Holdings PLC	71,669	$191,113
Currys PLC	285,205	179,709
Deliveroo PLC(a)(c)	256,970	384,505
Diploma PLC	10,483	435,196
DiscoverIE Group PLC(b)	15,285	152,603
Domino’s Pizza Group PLC	70,429	315,163
Dr. Martens PLC(b)	84,475	95,849
Dunelm Group PLC	23,775	330,617
Elementis PLC(a)	131,339	238,169
EnQuest PLC(a)	1,235,067	202,891
Essentra PLC	52,273	115,161
FDM Group Holdings PLC	13,855	81,073
Firstgroup PLC	203,647	437,497
Forterra PLC(c)	74,158	156,009
Frasers Group PLC(a)	37,946	391,411
Future PLC(b)	11,863	108,015
Games Workshop Group PLC(b)	3,681	464,304
Genuit Group PLC	56,642	305,835
Genus PLC	7,484	218,630
Grainger PLC	167,923	562,831
Great Portland Estates PLC	67,936	360,760
Greggs PLC	15,534	528,569
Halfords Group PLC	83,949	190,825
Hammerson PLC	1,324,486	456,412
Hargreaves Lansdown PLC	71,195	694,300
Hays PLC	448,663	562,209
Hill & Smith PLC	8,837	210,890
Hilton Food Group PLC	21,238	212,578
Hunting PLC	45,612	190,808
Ibstock PLC(c)	126,049	246,233
Indivior PLC(a)	11,580	204,535
J D Wetherspoon PLC(a)	39,985	427,719
John Wood Group PLC(a)	247,697	496,802
Jupiter Fund Management PLC	157,739	158,790
Just Group PLC	140,553	152,676
Lancashire Holdings Ltd.	47,471	366,943
Liontrust Asset Management PLC	10,750	85,697
LondonMetric Property PLC	249,007	614,219
LXI REIT PLC(c)	167,888	226,625
Marshalls PLC	58,662	209,617
Mitchells & Butlers PLC(a)(b)	68,681	227,576
Mitie Group PLC	237,025	312,102
Mobico Group PLC(b)	264,028	288,651
Molten Ventures PLC(a)	50,308	152,859
Moneysupermarket.com Group PLC	133,343	434,703
Morgan Advanced Materials PLC(b)	44,393	153,203
Ninety One PLC(b)	78,163	175,682
Ocado Group PLC(a)(b)	72,917	507,552
Oxford Instruments PLC	5,176	146,329
PageGroup PLC	80,797	471,858
Paragon Banking Group PLC	81,893	734,178
Pepco Group N.V.(a)(c)	25,029	138,240
Petershill Partners PLC(b)(c)	116,118	261,731
Petrofac Ltd.(a)(b)	358,259	140,152
Pets at Home Group PLC	127,539	455,086
Playtech PLC(a)	49,790	281,772
Premier Foods PLC(b)	107,374	194,438
Primary Health Properties PLC	320,941	397,054
QinetiQ Group PLC	123,386	562,825
Quilter PLC(c)	557,365	743,136
Rathbones Group PLC	7,848	165,701
Redde Northgate PLC	60,897	275,300
	Shares	Value
United Kingdom-(continued)
Redrow PLC	130,006	$997,476
Renewi PLC(a)	25,240	188,673
Renishaw PLC	3,987	177,907
Rightmove PLC	46,794	333,822
Rotork PLC	130,756	521,846
S4 Capital PLC(a)(b)	89,343	50,402
Safestore Holdings PLC	33,980	358,291
Saga PLC(a)	74,899	130,862
Savills PLC	36,824	475,032
Serco Group PLC	423,577	935,867
Shaftesbury Capital PLC	194,775	330,632
Softcat PLC	17,017	313,353
Spirent Communications PLC	92,972	140,062
SSP Group PLC(a)	181,810	523,249
Supermarket Income REIT PLC	157,424	162,382
Synthomer PLC(a)	30,909	61,797
Telecom Plus PLC	13,143	243,355
THG PLC(a)(b)	628,602	531,047
TP ICAP Group PLC	139,994	334,980
Tritax EuroBox PLC(c)	201,648	133,017
Tyman PLC	48,820	190,551
UK Commercial Property REIT Ltd.	197,810	161,469
Unite Group PLC (The)	59,196	766,647
Urban Logistics REIT PLC	95,922	153,179
Vesuvius PLC	35,387	215,494
Victrex PLC	23,792	412,961
Warehouse REIT PLC(c)	117,474	129,850
Watches of Switzerland Group PLC(a)(b)(c)	30,809	146,734
WH Smith PLC	17,953	276,862
Wise PLC, Class A(a)	19,788	204,062
Workspace Group PLC	33,990	226,162
XP Power Ltd.	4,262	76,418
		37,376,665
United States-1.03%
Argonaut Gold, Inc.(a)	471,335	135,821
Brookfield Renewable Corp., Class A	22,298	626,857
Carnival PLC(a)	45,237	692,725
Diversified Energy Co. PLC(b)(c)	10,172	118,719
Galaxy Digital Holdings Ltd., Class H(a)(b)	44,615	321,243
JS Global Lifestyle Co. Ltd.(c)	232,983	36,062
Oracle Corp.	6,850	546,875
Primo Water Corp.	36,620	537,768
Reliance Worldwide Corp. Ltd.	180,764	506,655
RHI Magnesita N.V.(b)	4,096	175,468
Samsonite International S.A.(a)(c)	211,118	588,746
Sims Ltd.	61,694	592,167
Sinch AB(a)(b)(c)	149,260	467,397
		5,346,503
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $514,673,695)		520,855,169
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.79%
Invesco Private Government Fund, 5.29%(e)(f)(g)	20,348,903	20,348,903

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.52%(e)(f)(g)	51,581,716	$51,617,823
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $71,948,526)		71,966,726
TOTAL INVESTMENTS IN SECURITIES-113.59% (Cost $586,622,221)		592,821,895
OTHER ASSETS LESS LIABILITIES-(13.59)%		(70,925,718)
NET ASSETS-100.00%		$521,896,177
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $24,085,596, which represented 4.62% of the Fund’s Net Assets.
(d)	Restricted security. The value of this security at January 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,666,634	$(3,666,634)	$-	$-	$-	$3,587
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,432,049	16,048,870	(16,132,016)	-	-	20,348,903	270,793*
Invesco Private Prime Fund	52,552,988	35,613,282	(36,582,301)	15,355	18,499	51,617,823	717,858*
Total	$72,985,037	$55,328,786	$(56,380,951)	$15,355	$18,499	$71,966,726	$992,238

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Emerging Markets ETF (PXH)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Brazil-17.30%
Ambev S.A.	1,480,977	$3,920,418
B3 S.A. - Brasil, Bolsa, Balcao	1,326,382	3,513,861
Banco Bradesco S.A.	1,151,516	3,188,104
Banco Bradesco S.A., Preference Shares	3,906,006	12,134,381
Banco do Brasil S.A.	708,248	8,091,437
Banco Santander Brasil S.A., Series CPO	298,600	1,731,374
Braskem S.A., Class A, Preference Shares(a)	310,909	1,120,659
BRF S.A.(a)	1,391,100	3,927,434
CCR S.A.	582,700	1,547,231
Centrais Eletricas Brasileiras S.A.	489,362	4,041,785
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	100,500	932,367
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	132,492	2,114,574
Cia Energetica de Minas Gerais	174,605	530,059
Cia Energetica de Minas Gerais, Preference Shares	682,968	1,592,316
Cia Paranaense de Energia	235,300	427,160
Cia Paranaense de Energia, Class B, Preference Shares	953,280	1,954,368
Cia Siderurgica Nacional S.A.	423,882	1,521,003
Cielo S.A.	1,129,122	1,135,726
Cogna Educacao S.A.(a)	2,304,400	1,361,812
Cosan S.A.	427,665	1,581,316
Embraer S.A.(a)	345,467	1,592,710
Energisa S.A.	142,200	1,456,506
Equatorial Energia S.A.	280,100	2,008,448
Gerdau S.A., Preference Shares	607,462	2,586,671
Grupo Casas Bahia S.A.(a)	116,952	186,750
IRB Brasil Resseguros S.A.(a)	255,800	2,110,139
Itau Unibanco Holding S.A.	248,100	1,400,398
Itau Unibanco Holding S.A., Preference Shares	2,692,305	17,861,156
Itausa S.A., Preference Shares	1,265,395	2,560,958
Klabin S.A.	296,100	1,275,823
Lojas Renner S.A.	285,010	925,788
Marfrig Global Foods S.A.(a)	927,900	1,767,125
Metalurgica Gerdau S.A., Preference Shares	959,300	1,923,997
Natura & Co. Holding S.A.(a)	462,100	1,496,347
Petroleo Brasileiro S.A.	3,167,019	27,022,631
Petroleo Brasileiro S.A., Preference Shares	4,758,445	38,954,707
Sendas Distribuidora S.A.	271,000	749,198
Suzano S.A.	186,268	1,945,954
Telefonica Brasil S.A.	284,543	2,957,667
TIM S.A.	424,866	1,490,999
Ultrapar Participacoes S.A.	906,292	5,166,915
Usinas Siderurgicas de Minas Gerais S.A. Usiminas	220,700	388,596
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	584,000	1,086,187
Vale S.A.	1,731,161	23,740,355
Vibra Energia S.A.	1,208,598	5,809,274
		204,832,684
Canada-0.05%
Canadian Solar, Inc.(a)(b)	27,574	609,385
Chile-0.43%
Banco de Chile	15,467,605	1,730,101
	Shares	Value
Chile-(continued)
Banco Santander Chile	31,587,324	$1,457,316
Falabella S.A.(a)	492,390	1,167,493
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	15,863	685,903
		5,040,813
China-31.93%
Agile Group Holdings Ltd.(a)(b)	4,039,705	351,402
Agricultural Bank of China Ltd., A Shares	6,348,511	3,439,729
Agricultural Bank of China Ltd., H Shares	29,720,327	11,481,709
Alibaba Group Holding Ltd.	3,189,104	28,373,428
Aluminum Corp. of China Ltd., A Shares	462,200	366,307
Aluminum Corp. of China Ltd., H Shares	2,013,501	978,772
Anhui Conch Cement Co. Ltd., A Shares	192,000	618,022
Anhui Conch Cement Co. Ltd., H Shares	883,458	1,772,058
ANTA Sports Products Ltd.	103,157	866,322
Baidu, Inc., A Shares(a)	534,063	6,927,499
Bank of Beijing Co. Ltd., A Shares	1,599,000	1,135,851
Bank of China Ltd., A Shares	1,526,300	918,389
Bank of China Ltd., H Shares	37,933,733	14,266,548
Bank of Communications Co. Ltd., A Shares	2,813,793	2,351,506
Bank of Communications Co. Ltd., H Shares	7,559,492	4,467,665
Baoshan Iron & Steel Co. Ltd., A Shares	1,214,600	1,040,426
BYD Co. Ltd., A Shares	7,900	187,862
BYD Co. Ltd., H Shares	53,310	1,188,645
CGN Power Co. Ltd., A Shares	241,400	128,441
CGN Power Co. Ltd., H Shares(c)	5,163,850	1,446,651
China CITIC Bank Corp. Ltd., A Shares	453,701	395,591
China CITIC Bank Corp. Ltd., H Shares	6,090,584	3,015,199
China Coal Energy Co. Ltd., A Shares	205,600	348,225
China Coal Energy Co. Ltd., H Shares	1,216,693	1,332,296
China Conch Venture Holdings Ltd.	485,576	377,044
China Construction Bank Corp., A Shares	268,600	256,645
China Construction Bank Corp., H Shares	38,431,826	22,811,561
China Energy Engineering Corp. Ltd., A Shares	1,903,000	559,273
China Energy Engineering Corp. Ltd., H Shares	3,472,746	306,527
China Everbright Bank Co. Ltd., A Shares	4,080,300	1,790,216
China Everbright Bank Co. Ltd., H Shares	3,655,916	1,085,001
China Feihe Ltd.(c)	1,349,304	617,929
China Gas Holdings Ltd.	1,112,622	1,013,383
China Hongqiao Group Ltd.(b)	1,608,132	1,176,695
China Life Insurance Co. Ltd., H Shares	2,302,442	2,644,911
China Longyuan Power Group Corp. Ltd., H Shares	661,477	396,857
China Mengniu Dairy Co. Ltd.(a)	537,180	1,184,686
China Merchants Bank Co. Ltd., A Shares	596,849	2,552,978
China Merchants Bank Co. Ltd., H Shares	1,551,098	5,664,888
China Minsheng Banking Corp. Ltd., A Shares	2,802,645	1,541,942
China Minsheng Banking Corp. Ltd., H Shares	6,765,286	2,250,119
China National Building Material Co. Ltd., H Shares	2,317,633	815,311
China Overseas Land & Investment Ltd.	2,498,002	3,757,908
China Pacific Insurance (Group) Co. Ltd., A Shares	269,100	931,789
China Pacific Insurance (Group) Co. Ltd., H Shares	1,488,523	2,726,745
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
China-(continued)
China Petroleum & Chemical Corp., A Shares	2,265,700	$1,880,838
China Petroleum & Chemical Corp., H Shares	24,924,591	12,944,941
China Power International Development Ltd.	2,642,529	987,072
China Railway Group Ltd., A Shares	1,876,100	1,648,877
China Railway Group Ltd., H Shares	5,405,115	2,468,421
China Resources Beer (Holdings) Co. Ltd.	131,141	472,240
China Resources Gas Group Ltd.	295,848	836,386
China Resources Land Ltd.	1,406,415	4,245,917
China Resources Pharmaceutical Group Ltd.(c)	1,248,691	760,340
China Resources Power Holdings Co. Ltd.	1,070,269	2,163,197
China Shenhua Energy Co. Ltd., A Shares	254,000	1,313,241
China Shenhua Energy Co. Ltd., H Shares	1,730,455	6,541,296
China State Construction Engineering Corp. Ltd., A Shares	4,009,522	2,870,506
China State Construction International Holdings Ltd.	770,243	812,882
China Taiping Insurance Holdings Co. Ltd.	850,791	705,251
China Tower Corp. Ltd., H Shares(c)	15,248,958	1,697,092
China United Network Communications Ltd., A Shares	1,482,400	933,269
China Vanke Co. Ltd., A Shares	648,000	866,461
China Vanke Co. Ltd., H Shares	1,841,045	1,443,680
China Yangtze Power Co. Ltd., A Shares	366,700	1,246,245
Chongqing Rural Commercial Bank Co. Ltd., A Shares	393,400	237,260
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,742,240	1,066,412
CITIC Ltd.	1,209,486	1,163,495
CITIC Securities Co. Ltd., A Shares	213,100	608,471
CITIC Securities Co. Ltd., H Shares	609,315	1,187,881
COSCO SHIPPING Holdings Co. Ltd., A Shares	457,580	634,151
COSCO SHIPPING Holdings Co. Ltd., H Shares	1,730,403	1,817,341
Country Garden Holdings Co. Ltd.(a)(b)	25,294,488	2,038,508
Country Garden Services Holdings Co. Ltd.(b)	475,654	312,752
CRRC Corp. Ltd., A Shares	935,000	741,014
CRRC Corp. Ltd., H Shares	2,215,470	1,028,771
CSPC Pharmaceutical Group Ltd.	1,398,497	1,026,879
ENN Energy Holdings Ltd.	173,002	1,279,160
GCL Technology Holdings Ltd.	6,332,008	729,004
Geely Automobile Holdings Ltd.	2,050,982	1,936,262
Greentown China Holdings Ltd.(b)	796,728	597,247
Guangdong Investment Ltd.	980,784	569,607
Haier Smart Home Co. Ltd., A Shares	101,300	314,783
Haier Smart Home Co. Ltd., H Shares	544,132	1,534,825
Haitong Securities Co. Ltd., A Shares	336,500	411,981
Haitong Securities Co. Ltd., H Shares	1,709,898	787,442
Hengan International Group Co. Ltd.	280,785	869,231
Huaneng Power International, Inc., A Shares(a)	309,900	378,119
Huaneng Power International, Inc., H Shares(a)	2,641,344	1,490,080
Huatai Securities Co. Ltd., A Shares	222,900	426,579
Huatai Securities Co. Ltd., H Shares(c)	734,274	865,095
Huaxia Bank Co. Ltd., A Shares	1,436,492	1,212,491
	Shares	Value
China-(continued)
Industrial & Commercial Bank of China Ltd., A Shares	3,222,212	$2,320,318
Industrial & Commercial Bank of China Ltd., H Shares	48,833,297	23,863,020
Industrial Bank Co. Ltd., A Shares	1,177,626	2,580,114
JD.com, Inc., A Shares	642,321	7,132,107
Jiangxi Copper Co. Ltd., A Shares	140,300	351,749
Jiangxi Copper Co. Ltd., H Shares	1,092,963	1,526,772
JinkoSolar Holding Co. Ltd., ADR(b)	21,508	564,155
KE Holdings, Inc., ADR(b)	87,626	1,241,660
Kuaishou Technology(a)(c)	135,973	680,104
Kweichow Moutai Co. Ltd., A Shares	5,500	1,229,465
Li Ning Co. Ltd.	121,009	256,964
Longfor Group Holdings Ltd.(c)	1,279,146	1,408,865
Lufax Holding Ltd., ADR(b)	214,963	509,462
Meituan, B Shares(a)(c)	270,755	2,166,456
Metallurgical Corp. of China Ltd., A Shares	1,115,900	503,585
Metallurgical Corp. of China Ltd., H Shares	3,112,046	609,093
NetEase, Inc.	270,030	5,233,240
New China Life Insurance Co. Ltd., A Shares	105,200	448,374
New China Life Insurance Co. Ltd., H Shares	693,693	1,238,793
New Oriental Education & Technology Group, Inc.(a)	260,174	1,978,617
Nine Dragons Paper Holdings Ltd.(a)(b)	1,492,828	553,801
NIO, Inc., A shares(a)	93,957	530,046
PDD Holdings, Inc., ADR(a)	10,237	1,298,768
People’s Insurance Co. (Group) of China Ltd. (The), A Shares	494,200	351,055
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	5,435,333	1,689,579
PetroChina Co. Ltd., A Shares	1,547,800	1,802,287
PetroChina Co. Ltd., H Shares	18,702,270	13,517,263
PICC Property & Casualty Co. Ltd., H Shares	3,529,767	4,388,926
Ping An Bank Co. Ltd., A Shares	749,200	987,169
Ping An Insurance (Group) Co. of China Ltd., A Shares	474,144	2,675,317
Ping An Insurance (Group) Co. of China Ltd., H Shares	3,814,549	15,956,475
Poly Developments and Holdings Group Co. Ltd., A Shares	506,200	672,625
Postal Savings Bank of China Co. Ltd., A Shares	1,000,200	658,947
Postal Savings Bank of China Co. Ltd., H Shares(c)	6,642,638	3,186,529
Qifu Technology, Inc., ADR(b)	50,716	727,775
SAIC Motor Corp. Ltd., A Shares	795,956	1,515,515
Seazen Group Ltd.(a)(b)	4,272,510	584,807
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	118,100	278,819
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	517,188	730,405
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,637,605	2,509,188
Shenzhou International Group Holdings Ltd.	119,072	1,062,429
Sino Biopharmaceutical Ltd.	2,195,941	789,356
Sinopharm Group Co. Ltd., H Shares	516,615	1,358,078

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
China-(continued)
Sinotruk Hong Kong Ltd.	511,123	$1,161,220
Sunny Optical Technology Group Co. Ltd.	98,701	602,894
TAL Education Group, ADR(a)(b)	128,673	1,369,081
Tencent Holdings Ltd.	613,833	21,248,292
Tencent Music Entertainment Group, ADR(a)(b)	116,576	1,095,814
Tingyi Cayman Islands Holding Corp.	818,182	812,190
Trip.com Group Ltd.(a)	96,713	3,469,037
Vipshop Holdings Ltd., ADR(a)	179,721	2,855,767
Weichai Power Co. Ltd., A Shares	242,800	499,496
Weichai Power Co. Ltd., H Shares	1,057,824	1,867,405
Wuxi Biologics (Cayman), Inc.(a)(c)	151,470	397,216
Xiaomi Corp., B Shares(a)(c)	4,174,701	6,579,336
Xinyi Solar Holdings Ltd.	755,435	345,960
Yankuang Energy Group Co. Ltd., A Shares	54,900	174,728
Yankuang Energy Group Co. Ltd., H Shares	1,194,841	2,451,661
Yuexiu Property Co. Ltd.	810,484	504,916
Yum China Holdings, Inc.	56,092	1,924,446
Zhongsheng Group Holdings Ltd.	238,145	400,298
Zijin Mining Group Co. Ltd., A Shares	250,300	419,749
Zijin Mining Group Co. Ltd., H Shares	1,007,196	1,491,999
ZTO Express (Cayman), Inc.	48,333	783,987
		378,087,508
India-14.19%
Axis Bank Ltd.	405,856	5,218,367
Bajaj Finance Ltd.	12,602	1,041,454
Bank of Baroda	503,229	1,500,408
Bharat Petroleum Corp. Ltd.	362,557	2,193,187
Bharti Airtel Ltd.	302,667	4,266,814
Bharti Airtel Ltd.	23,425	217,188
Coal India Ltd.	853,894	4,176,221
GAIL (India) Ltd.	1,492,230	3,101,484
Grasim Industries Ltd.	65,997	1,728,528
HCL Technologies Ltd.	105,231	1,997,069
Hero MotoCorp Ltd.	47,124	2,622,544
Hindalco Industries Ltd.	710,550	4,957,112
Hindustan Petroleum Corp. Ltd.(a)	404,791	2,258,080
Hindustan Unilever Ltd.	75,851	2,266,613
ICICI Bank Ltd.	198,092	2,452,542
Indiabulls Housing Finance Ltd.	751,545	2,013,623
Indian Oil Corp. Ltd.	1,581,523	2,798,583
Infosys Ltd.	466,862	9,337,381
ITC Ltd.	441,360	2,346,745
Jindal Steel & Power Ltd.	124,374	1,133,978
Jio Financial Services Ltd.(a)	596,620	1,783,529
JSW Steel Ltd.	259,253	2,555,731
Larsen & Toubro Ltd.	134,459	5,634,183
Mahindra & Mahindra Ltd.	190,346	3,785,546
Maruti Suzuki India Ltd.	17,300	2,122,175
NTPC Ltd.	1,229,902	4,702,267
Oil & Natural Gas Corp. Ltd.	1,463,642	4,445,894
Power Finance Corp. Ltd.	1,144,622	6,109,475
Power Grid Corp. of India Ltd.	1,460,120	4,559,152
REC Ltd.	1,141,422	6,859,356
Reliance Industries Ltd.	609,857	20,953,708
Shriram Finance Ltd.	64,873	1,927,041
State Bank of India	587,103	4,528,209
Steel Authority of India Ltd.	1,281,033	1,889,685
Sun Pharmaceutical Industries Ltd.	105,655	1,804,667
Tata Consultancy Services Ltd.	120,556	5,539,678
	Shares	Value
India-(continued)
Tata Motors Ltd.	875,482	$9,321,607
Tata Motors Ltd., Class A	561,699	3,950,113
Tata Power Co. Ltd. (The)	395,031	1,854,003
Tata Steel Ltd.	4,698,618	7,692,055
Tech Mahindra Ltd.	135,011	2,168,224
UltraTech Cement Ltd.	12,572	1,539,236
UPL Ltd.	145,364	941,217
Vedanta Ltd.	816,529	2,692,635
Wipro Ltd.	191,993	1,105,459
		168,092,766
Indonesia-1.97%
PT Adaro Energy Indonesia Tbk	6,059,235	921,557
PT Astra International Tbk	5,187,034	1,684,635
PT Bank Central Asia Tbk	5,868,291	3,551,469
PT Bank Mandiri (Persero) Tbk	9,496,800	4,002,137
PT Bank Negara Indonesia (Persero) Tbk	4,882,610	1,779,151
PT Bank Rakyat Indonesia (Persero) Tbk	16,493,394	5,957,690
PT GoTo Gojek Tokopedia Tbk(a)	164,241,735	915,923
PT Telkom Indonesia (Persero) Tbk	14,675,760	3,682,890
PT United Tractors Tbk	608,513	885,005
		23,380,457
Malaysia-0.75%
CIMB Group Holdings Bhd.	2,117,000	2,788,353
Malayan Banking Bhd.	979,000	1,916,605
Petronas Chemicals Group Bhd.	693,800	993,029
Public Bank Bhd.	2,353,700	2,184,512
Top Glove Corp. Bhd.(a)	5,268,900	1,035,957
		8,918,456
Mexico-3.81%
America Movil S.A.B. de C.V., Class B(a)	9,631,009	8,719,524
Arca Continental S.A.B. de C.V.	117,914	1,342,567
CEMEX S.A.B. de C.V., Series CPO(a)(d)	8,597,515	7,158,130
Coca-Cola FEMSA S.A.B. de C.V., Series L	159,278	1,519,565
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(e)	567,545	7,713,431
Grupo Bimbo S.A.B. de C.V., Series A	238,252	1,089,200
Grupo Financiero Banorte S.A.B. de C.V., Class O	753,035	7,675,253
Grupo Mexico S.A.B. de C.V., Class B	850,581	4,398,131
Grupo Televisa S.A.B., Series CPO(b)(f)	1,907,617	1,152,867
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,047,497	4,336,847
		45,105,515
Russia-0.00%
Aeroflot PJSC(a)(g)	1,684,800	0
Alrosa PJSC(g)	1,976,600	0
Gazprom PJSC(a)(g)	9,643,940	0
Inter RAO UES PJSC(g)	29,081,146	0
Lukoil PJSC(g)	261,775	0
Magnit PJSC(g)	55,179	0
MMC Norilsk Nickel PJSC(g)	20,152	0
Mobile TeleSystems PJSC(g)	921,186	0
Moscow Exchange MICEX-RTS PJSC(g)	550,555	0
Novatek PJSC(g)	298,686	0
Novolipetsk Steel PJSC(a)(g)	795,328	0
Rosneft Oil Co. PJSC(g)	1,054,960	0
Sberbank of Russia PJSC(g)	7,562,894	0
Severstal PAO(a)(g)	147,196	0
Sistema AFK PAO(g)	3,408,447	0
Surgutneftegas PJSC(g)	3,493,738	0

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Russia-(continued)
Surgutneftegas PJSC, Preference Shares(g)	3,804,484	$0
Tatneft PJSC(g)	753,855	0
Tatneft PJSC, Preference Shares(g)	74,068	0
VTB Bank PJSC(a)(g)	3,563,458,267	0
		0
Saudi Arabia-2.59%
Al Rajhi Bank	261,425	5,855,764
Alinma Bank	173,535	1,918,089
Riyad Bank	130,295	986,741
SABIC Agri-Nutrients Co.	34,436	1,177,221
Saudi Arabian Mining Co.(a)	126,924	1,570,431
Saudi Arabian Oil Co.(c)	579,164	4,725,852
Saudi Basic Industries Corp.	217,427	4,516,563
Saudi National Bank (The)	552,648	5,983,176
Saudi Telecom Co.	365,860	3,980,451
		30,714,288
South Africa-3.87%
Absa Group Ltd.	303,165	2,669,987
Anglo American Platinum Ltd.(b)	24,265	1,039,799
Bid Corp. Ltd.	100,997	2,466,067
Bidvest Group Ltd. (The)	86,901	1,153,291
Capitec Bank Holdings Ltd.	12,935	1,389,563
Discovery Ltd.(b)	155,465	1,157,958
Exxaro Resources Ltd.	103,545	1,042,590
FirstRand Ltd.	1,296,260	4,733,758
Foschini Group Ltd. (The)(b)	169,121	1,034,344
Gold Fields Ltd.	223,739	3,341,755
Impala Platinum Holdings Ltd.(b)	231,460	911,839
Kumba Iron Ore Ltd.(b)	38,207	1,136,036
MTN Group Ltd.	552,169	2,836,439
Naspers Ltd.	14,668	2,474,201
Nedbank Group Ltd.	146,368	1,711,676
Old Mutual Ltd.	1,409,039	943,210
Sanlam Ltd.	509,257	1,955,843
Sasol Ltd.(b)	257,131	2,270,232
Shoprite Holdings Ltd.	166,788	2,434,641
Sibanye Stillwater Ltd.(b)	1,799,970	2,214,306
SPAR Group Ltd. (The)(a)(b)	157,106	948,190
Standard Bank Group Ltd.	363,553	3,904,353
Vodacom Group Ltd.	169,300	849,834
Woolworths Holdings Ltd.	326,560	1,218,010
		45,837,922
Taiwan-17.17%
ASE Technology Holding Co. Ltd.	1,651,884	7,177,630
Asustek Computer, Inc.	265,706	3,781,914
AUO Corp.(a)	4,398,244	2,585,590
Catcher Technology Co. Ltd.	312,000	1,938,817
Cathay Financial Holding Co. Ltd.(a)	2,944,919	4,154,002
Chailease Holding Co. Ltd.	251,141	1,396,142
China Airlines Ltd.	1,306,000	851,208
China Development Financial Holding Corp.(a)	3,391,000	1,305,502
China Steel Corp.	3,169,632	2,546,886
Chunghwa Telecom Co. Ltd.	1,149,039	4,368,621
Compal Electronics, Inc.	1,270,000	1,454,640
CTBC Financial Holding Co. Ltd.	4,116,663	3,741,883
Delta Electronics, Inc.	377,791	3,379,654
E.Sun Financial Holding Co. Ltd.	2,823,903	2,232,994
Eva Airways Corp.	916,000	924,794
	Shares	Value
Taiwan-(continued)
Evergreen Marine Corp. Taiwan Ltd.	739,381	$3,555,227
Far Eastern New Century Corp.	1,117,000	1,102,743
Far EasTone Telecommunications Co. Ltd.	491,000	1,262,816
First Financial Holding Co. Ltd.	1,710,139	1,453,368
Formosa Plastics Corp.	804,280	1,852,700
Fubon Financial Holding Co. Ltd.	1,642,496	3,384,750
Globalwafers Co. Ltd.	54,457	1,007,384
Hon Hai Precision Industry Co. Ltd.	3,811,635	12,482,391
Innolux Corp.	4,234,369	2,211,918
Largan Precision Co. Ltd.	30,000	2,386,620
Lite-On Technology Corp.	793,313	2,750,027
MediaTek, Inc.	281,049	8,674,047
Mega Financial Holding Co. Ltd.	1,943,287	2,337,569
Micro-Star International Co. Ltd.	305,000	1,773,511
Nan Ya Plastics Corp.	948,940	1,846,370
Novatek Microelectronics Corp.	175,000	2,857,074
Pegatron Corp.	478,260	1,263,666
Pou Chen Corp.	996,000	1,005,562
President Chain Store Corp.	147,000	1,239,892
Quanta Computer, Inc.	741,000	5,847,601
Realtek Semiconductor Corp.	115,000	1,725,028
Shanghai Commercial & Savings Bank Ltd. (The)	549,000	777,032
Shin Kong Financial Holding Co. Ltd.(a)	3,200,998	859,067
Sino-American Silicon Products, Inc.	200,000	1,226,857
SinoPac Financial Holdings Co. Ltd.	2,597,024	1,593,088
Synnex Technology International Corp.	460,000	1,058,164
Taishin Financial Holding Co. Ltd.	1,836,992	1,006,547
Taiwan Cement Corp.	2,644,136	2,694,865
Taiwan Cooperative Financial Holding Co. Ltd.	1,300,097	1,057,125
Taiwan Mobile Co. Ltd.	367,000	1,149,092
Taiwan Semiconductor Manufacturing Co. Ltd.	3,228,807	64,783,488
Unimicron Technology Corp.	230,000	1,293,311
Uni-President Enterprises Corp.	907,941	2,100,191
United Microelectronics Corp.	3,342,925	5,233,417
Walsin Lihwa Corp.	872,000	986,239
Wan Hai Lines Ltd.	384,000	599,933
Winbond Electronics Corp.	1,279,000	1,111,481
Wistron Corp.	1,380,875	5,051,524
Yageo Corp.	115,786	2,042,009
Yang Ming Marine Transport Corp.	1,286,136	1,966,217
Yuanta Financial Holding Co. Ltd.	2,026,750	1,751,580
Zhen Ding Technology Holding Ltd.	340,000	1,097,142
		203,298,910
Thailand-3.49%
Advanced Info Service PCL, NVDR	320,544	1,978,695
Bangchak Corp. PCL, NVDR	911,903	1,079,555
Bangkok Bank PCL, NVDR	412,310	1,638,664
Bangkok Dusit Medical Services PCL, NVDR	1,164,753	902,846
Banpu PCL, NVDR	4,256,918	743,933
Charoen Pokphand Foods PCL, NVDR	3,485,386	1,827,304
CP ALL PCL, NVDR	1,530,611	2,254,229
Indorama Ventures PCL, NVDR	953,035	633,969
IRPC PCL, NVDR	10,558,562	580,345
Kasikornbank PCL, NVDR	942,000	3,186,245
Krung Thai Bank PCL, NVDR	4,013,857	1,798,896
Land & Houses PCL, NVDR	3,538,823	763,075
PTT Exploration & Production PCL, NVDR	477,975	2,020,894

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Thailand-(continued)
PTT Global Chemical PCL, NVDR	1,706,470	$1,611,352
PTT PCL, NVDR	10,676,480	10,156,612
SCB X PCL, NVDR	1,211,659	3,551,900
Siam Cement PCL (The), NVDR	429,002	3,264,901
Thai Oil PCL, NVDR	828,561	1,278,662
TMBThanachart Bank PCL, NVDR	24,247,123	1,223,377
True Corp. PCL, NVDR(a)	4,564,372	778,365
		41,273,819
Turkey-1.91%
Akbank T.A.S.	2,685,349	3,499,166
BIM Birlesik Magazalar A.S.	211,671	2,657,746
Eregli Demir ve Celik Fabrikalari T.A.S.(a)	744,003	1,057,747
Haci Omer Sabanci Holding A.S.	743,684	1,779,313
KOC Holding A.S.	570,356	3,020,571
Turk Hava Yollari AO(a)	281,796	2,532,951
Turkcell Iletisim Hizmetleri A.S.	830,307	1,875,743
Turkiye Is Bankasi A.S., Class C	2,475,426	2,091,679
Turkiye Petrol Rafinerileri A.S.	384,791	1,902,144
Yapi ve Kredi Bankasi A.S.	3,018,369	2,172,462
		22,589,522
United Kingdom-0.18%
AngloGold Ashanti PLC	120,701	2,193,726
United States-0.41%
JBS S.A.	1,027,622	4,872,839
Total Common Stocks & Other Equity Interests (Cost $1,159,094,272)		1,184,848,610
	Shares	Value
Money Market Funds-0.59%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(h)(i) (Cost $6,999,215)	6,999,215	$6,999,215
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.64% (Cost $1,166,093,487)		1,191,847,825
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.53%
Invesco Private Government Fund, 5.29%(h)(i)(j)	5,052,287	5,052,287
Invesco Private Prime Fund, 5.52%(h)(i)(j)	12,982,504	12,991,592
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,043,261)		18,043,879
TOTAL INVESTMENTS IN SECURITIES-102.17% (Cost $1,184,136,748)		1,209,891,704
OTHER ASSETS LESS LIABILITIES-(2.17)%		(25,658,314)
NET ASSETS-100.00%		$1,184,233,390

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $24,531,465, which represented 2.07% of the Fund’s Net Assets.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$16,010,796	$(9,011,581)	$-	$-	$6,999,215	$10,499
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2024
(Unaudited)
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,807,946	$9,520,855	$(9,276,514)	$-	$-	$5,052,287	$62,797*
Invesco Private Prime Fund	12,366,493	19,277,731	(18,659,522)	533	6,357	12,991,592	164,900*
Total	$17,174,439	$44,809,382	$(36,947,617)	$533	$6,357	$25,043,094	$238,196

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Clean Energy ETF (PBD)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Austria-0.87%
Verbund AG	13,448	$1,105,087
Belgium-1.08%
Elia Group S.A./N.V.	11,325	1,375,340
Canada-5.38%
Ballard Power Systems, Inc.(a)	336,176	1,107,125
Boralex, Inc., Class A	56,101	1,361,742
Canadian Solar, Inc.(a)(b)	60,236	1,331,215
Innergex Renewable Energy, Inc.	172,902	1,188,010
Li-Cycle Holdings Corp.(a)(b)	1,743,880	750,043
NFI Group, Inc.(a)	121,737	1,086,116
		6,824,251
Chile-0.80%
Sociedad Quimica y Minera de Chile S.A., ADR(b)	24,034	1,011,110
China-7.06%
China Datang Corp. Renewable Power Co. Ltd., H Shares(b)	5,338,050	1,154,025
Flat Glass Group Co. Ltd., H Shares(b)	611,458	921,421
Ganfeng Lithium Group Co. Ltd., H Shares(b)(c)	336,027	898,393
JinkoSolar Holding Co. Ltd., ADR	32,963	864,620
NIO, Inc., ADR(a)(b)	155,894	876,124
Tianneng Power International Ltd.	1,366,968	1,059,685
Xinyi Energy Holdings Ltd.(b)	6,273,871	874,799
Xinyi Solar Holdings Ltd.	1,819,701	833,353
XPeng, Inc., ADR(a)(b)	71,181	592,938
Yadea Group Holdings Ltd.(c)	645,106	881,350
		8,956,708
Denmark-4.51%
NKT A/S(a)(b)	21,864	1,535,814
Novozymes A/S, Class B(b)	23,880	1,233,012
Orsted A/S(b)(c)	27,374	1,561,824
Vestas Wind Systems A/S(a)(b)	48,726	1,396,493
		5,727,143
France-4.42%
Neoen S.A.(c)	42,761	1,252,269
Nexans S.A.	15,936	1,467,064
Rexel S.A.	54,144	1,457,998
SPIE S.A.	42,927	1,431,525
		5,608,856
Germany-3.94%
Encavis AG(a)(b)	81,170	1,142,695
Nordex SE(a)(b)	105,485	1,091,519
SMA Solar Technology AG(a)	19,559	1,014,283
Verbio SE	32,272	713,028
Wacker Chemie AG	9,453	1,041,722
		5,003,247
Ireland-1.07%
Kingspan Group PLC	16,562	1,359,361
Israel-2.33%
Energix-Renewable Energies Ltd.	403,270	1,479,920
Enlight Renewable Energy Ltd.(a)	81,215	1,475,480
		2,955,400
Italy-2.15%
Prysmian S.p.A.	32,081	1,428,420
Terna S.p.A.	153,324	1,303,740
		2,732,160
	Shares	Value
Japan-5.38%
GS Yuasa Corp.	73,249	$1,074,369
RENOVA, Inc.(a)(b)	169,081	1,475,952
Takaoka Toko Co. Ltd.	92,161	1,516,945
Toyo Tanso Co. Ltd.	41,672	1,431,116
West Holdings Corp.	56,571	1,323,570
		6,821,952
Netherlands-2.18%
Alfen N.V.(a)(b)(c)	24,270	1,488,999
Fugro N.V.(a)	68,665	1,277,682
		2,766,681
New Zealand-1.10%
Mercury NZ Ltd.	335,552	1,394,206
Norway-1.68%
Aker Horizons ASA(a)(b)	3,118,709	1,323,645
NEL ASA(a)	1,596,277	814,580
		2,138,225
South Africa-1.19%
Scatec ASA(a)(c)	201,028	1,511,084
South Korea-7.27%
CS Wind Corp.	32,141	1,375,080
DaeMyoung Energy Co. Ltd.(a)	102,300	1,152,806
Doosan Fuel Cell Co. Ltd.(a)	83,001	1,287,319
Ecopro BM Co. Ltd.(a)	6,443	1,030,668
Iljin Hysolus Co. Ltd.(a)	70,779	1,211,778
Lotte Energy Materials Corp.	38,387	907,436
LS Electric Co. Ltd.(a)	23,890	1,260,148
Samsung SDI Co. Ltd.	3,588	1,001,409
		9,226,644
Spain-3.47%
Acciona S.A.(b)	8,660	1,131,183
Corp ACCIONA Energias Renovables S.A.(b)	40,717	1,065,916
EDP Renovaveis S.A.(b)	70,041	1,145,035
Solaria Energia y Medio Ambiente S.A.(a)(b)	71,758	1,067,486
		4,409,620
Sweden-2.80%
NIBE Industrier AB, Class B(b)	192,811	1,170,785
OX2 AB(a)(b)	263,606	1,269,001
PowerCell Sweden AB(a)(b)	280,897	1,116,264
		3,556,050
Switzerland-1.39%
Landis+Gyr Group AG(a)	15,055	1,246,905
Meyer Burger Technology AG(a)(b)	3,985,990	521,336
		1,768,241
Taiwan-8.48%
Chung-Hsin Electric and Machinery Manufacturing Corp.	385,000	1,469,912
Motech Industries, Inc.	1,418,684	1,180,745
Phihong Technology Co. Ltd.(a)	728,124	1,325,998
Shihlin Electric & Engineering Corp.	407,000	1,579,913
Sino-American Silicon Products, Inc.	228,000	1,398,616
Ta Ya Electric Wire & Cable Co. Ltd.	1,213,000	1,354,474
Teco Electric and Machinery Co. Ltd.	889,000	1,307,958
United Renewable Energy Co. Ltd.	2,779,141	1,149,855
		10,767,471
United Kingdom-3.05%
Ceres Power Holdings PLC(a)(b)	458,405	1,396,345
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
United Kingdom-(continued)
ITM Power PLC(a)(b)	1,668,468	$1,266,328
Subsea 7 S.A.	88,487	1,206,302
		3,868,975
United States-28.34%
Ameresco, Inc., Class A(a)(b)	44,178	902,557
Archer Aviation, Inc., Class A(a)(b)	191,911	926,930
Array Technologies, Inc.(a)(b)	79,347	1,050,554
Atkore, Inc.(a)(b)	9,086	1,385,888
Bloom Energy Corp., Class A(a)(b)	98,785	1,118,246
Brookfield Renewable Corp., Class A(b)	47,369	1,322,542
ChargePoint Holdings, Inc.(a)(b)	372,833	708,383
Enphase Energy, Inc.(a)	13,338	1,388,886
EVgo, Inc.(a)(b)	373,957	856,362
First Solar, Inc.(a)	8,118	1,187,663
Fisker, Inc.(a)(b)	378,533	303,735
FuelCell Energy, Inc.(a)(b)	998,231	1,197,877
Gevo, Inc.(a)(b)	990,247	924,693
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	53,310	1,268,245
Hubbell, Inc.	4,280	1,436,240
Itron, Inc.(a)	18,698	1,348,874
Lucid Group, Inc.(a)(b)	293,318	991,415
Ormat Technologies, Inc.(b)	19,022	1,230,343
Plug Power, Inc.(a)(b)	284,556	1,266,274
QuantumScape Corp.(a)(b)	197,735	1,346,575
REC Silicon ASA(a)	952,073	1,123,556
Rivian Automotive, Inc., Class A(a)(b)	71,797	1,099,212
Shoals Technologies Group, Inc., Class A(a)(b)	79,196	1,043,011
Signify N.V.	41,443	1,258,239
SolarEdge Technologies, Inc.(a)(b)	15,463	1,028,290
	Shares	Value
United States-(continued)
Stem, Inc.(a)(b)	382,039	$1,130,835
Sunnova Energy International, Inc.(a)(b)	117,439	1,235,458
SunPower Corp.(a)(b)	265,054	803,114
Sunrun, Inc.(a)(b)	106,797	1,546,421
TPI Composites, Inc.(a)(b)	423,179	1,142,583
Universal Display Corp.	7,568	1,284,819
Wolfspeed, Inc.(a)(b)	34,051	1,108,360
		35,966,180
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $191,985,522)		126,853,992
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.37%
Invesco Private Government Fund, 5.29%(d)(e)(f)	11,511,841	11,511,841
Invesco Private Prime Fund, 5.52%(d)(e)(f)	29,549,637	29,570,322
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,075,220)		41,082,163
TOTAL INVESTMENTS IN SECURITIES-132.31% (Cost $233,060,742)		167,936,155
OTHER ASSETS LESS LIABILITIES-(32.31)%		(41,012,520)
NET ASSETS-100.00%		$126,923,635

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $7,593,919, which represented 5.98% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,503,517	$(1,503,517)	$-	$-	$-	$1,505
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,689,928	17,656,294	(17,834,381)	-	-	11,511,841	156,132*
Invesco Private Prime Fund	30,067,649	29,491,762	(30,007,063)	6,059	11,915	29,570,322	422,115*
Total	$41,757,577	$48,651,573	$(49,344,961)	$6,059	$11,915	$41,082,163	$579,752

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
January 31, 2024
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Water ETF (PIO)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Brazil-4.39%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	742,141	$11,844,577
Canada-3.40%
Stantec, Inc.	113,310	9,161,992
Cayman Islands-0.56%
Consolidated Water Co. Ltd.(a)	47,125	1,504,701
Chile-0.24%
Aguas Andinas S.A., Class A	2,139,468	647,332
China-0.55%
China Lesso Group Holdings Ltd.	2,816,192	1,242,875
China Water Affairs Group Ltd.	489,978	250,089
		1,492,964
France-5.41%
Veolia Environnement S.A.	443,714	14,589,672
Japan-12.07%
Ebara Corp.	106,289	6,800,896
Kurita Water Industries Ltd.	226,080	8,419,904
METAWATER Co. Ltd.	29,265	432,043
Miura Co. Ltd.	90,128	1,676,470
Nomura Micro Science Co. Ltd.(a)	58,519	5,584,676
Organo Corp.	80,097	3,380,869
TOTO Ltd.	227,854	6,258,484
		32,553,342
Mexico-0.04%
Grupo Rotoplas, S.A.B. de C.V.(a)(b)	63,516	102,843
Netherlands-1.69%
Aalberts N.V.	52,106	2,093,074
Arcadis N.V.(a)	44,462	2,460,726
		4,553,800
South Korea-0.73%
Coway Co. Ltd.(b)	47,620	1,973,091
Spain-1.35%
Acciona S.A.(a)	27,997	3,657,013
Switzerland-7.46%
Belimo Holding AG	4,179	1,971,001
Geberit AG	24,803	14,462,273
Georg Fischer AG	54,463	3,688,641
		20,121,915
	Shares	Value
United Kingdom-10.70%
Genuit Group PLC	165,279	$892,413
Halma PLC	338,512	9,453,547
Severn Trent PLC	310,171	10,261,774
Spirax-Sarco Engineering PLC	64,872	8,265,259
		28,872,993
United States-51.38%
A.O. Smith Corp.	55,105	4,276,699
Advanced Drainage Systems, Inc.(a)	32,003	4,173,831
American Water Works Co., Inc.	70,847	8,786,445
Danaher Corp.	91,471	21,944,808
Ecolab, Inc.	53,269	10,558,981
Ferguson PLC	51,437	9,727,118
IDEX Corp.	31,487	6,659,500
Pentair PLC	316,488	23,157,427
Roper Technologies, Inc.	18,973	10,188,501
Veralto Corp.(a)	264,417	20,278,140
Waters Corp.(b)	29,354	9,326,059
Xylem, Inc.	84,620	9,514,673
		138,592,182
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $217,755,036)		269,668,417
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.65%
Invesco Private Government Fund, 5.29%(c)(d)(e)	2,004,577	2,004,577
Invesco Private Prime Fund, 5.52%(c)(d)(e)	5,149,361	5,152,966
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,157,520)		7,157,543
TOTAL INVESTMENTS IN SECURITIES-102.62% (Cost $224,912,556)		276,825,960
OTHER ASSETS LESS LIABILITIES-(2.62)%		(7,071,696)
NET ASSETS-100.00%		$269,754,264
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2024.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$389,246	$(389,246)	$-	$-	$-	$584
See accompanying notes which are an integral part of this schedule.

Invesco Global Water ETF (PIO)—(continued)
January 31, 2024
(Unaudited)
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,640,696	$30,743,050	$(30,379,169)	$-	$-	$2,004,577	$45,511*
Invesco Private Prime Fund	3,721,053	44,290,447	(42,864,292)	36	5,722	5,152,966	106,088*
Total	$5,361,749	$75,422,743	$(73,632,707)	$36	$5,722	$7,157,543	$152,183

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International BuyBack AchieversTM ETF (IPKW)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Australia-1.44%
AMP Ltd.	143,140	$88,472
BlueScope Steel Ltd.	23,285	363,418
Helia Group Ltd.	13,823	45,049
Qube Holdings Ltd.	71,961	156,029
Waypoint REIT Ltd.	35,082	57,514
Whitehaven Coal Ltd.	43,687	243,452
		953,934
Austria-0.60%
BAWAG Group AG(a)(b)	4,093	212,698
Wienerberger AG	5,485	187,560
		400,258
Belgium-0.33%
Groupe Bruxelles Lambert N.V.	2,911	222,610
Brazil-3.38%
Vale S.A.	163,940	2,248,199
Canada-13.80%
Advantage Energy Ltd.(b)	8,626	56,945
ARC Resources Ltd.	31,373	490,302
Artis REIT	3,321	16,182
Canadian Natural Resources Ltd.	42,155	2,714,731
Centerra Gold, Inc.	11,265	59,780
CI Financial Corp.	7,783	95,536
Enerplus Corp.	10,654	155,658
Gildan Activewear, Inc.	7,740	257,218
H&R REIT	14,392	106,105
Imperial Oil Ltd.	6,716	389,825
Interfor Corp.(b)	2,686	41,816
Linamar Corp.	2,154	102,811
MEG Energy Corp.(b)	14,572	277,250
Methanex Corp.	2,217	98,932
Nutrien Ltd.	25,825	1,295,841
Onex Corp.	3,516	261,243
Sleep Country Canada Holdings, Inc.(a)	1,617	31,455
Stelco Holdings, Inc.	1,756	56,726
Stella-Jones, Inc.	2,591	154,252
Suncor Energy, Inc.	52,325	1,743,579
TFI International, Inc.	3,496	462,339
Trican Well Service Ltd.	11,057	36,248
West Fraser Timber Co. Ltd.	3,353	268,305
		9,173,079
China-0.16%
Great Wall Motor Co. Ltd., H Shares	105,593	103,874
Colombia-0.12%
Parex Resources, Inc.	4,841	80,656
Denmark-5.08%
A.P. Moller - Maersk A/S, Class B(c)	390	723,243
D/S Norden A/S	1,207	65,400
DSV A/S	9,263	1,670,547
Jyske Bank A/S	2,417	186,758
Pandora A/S	4,648	683,470
Scandinavian Tobacco Group A/S(a)	2,680	48,313
		3,377,731
Finland-4.00%
Nordea Bank Abp	136,114	1,689,379
Sampo OYJ	23,050	971,102
		2,660,481
	Shares	Value
Germany-3.09%
adidas AG	8,178	$1,564,537
Bilfinger SE	1,964	84,098
CANCOM SE	1,322	42,420
Scout24 SE(a)(c)	3,603	267,780
TeamViewer SE(a)(b)	6,815	98,605
		2,057,440
Hong Kong-0.10%
Bank of East Asia Ltd. (The)	59,504	67,746
Ireland-0.32%
Glanbia PLC	9,966	179,055
Glenveagh Properties PLC(a)(b)	27,468	36,580
		215,635
Israel-0.14%
Plus500 Ltd.	4,123	93,983
Italy-6.21%
Anima Holding S.p.A.(a)	13,580	61,867
Eni S.p.A.	99,356	1,598,808
UniCredit S.p.A.	83,684	2,468,893
		4,129,568
Japan-14.46%
artience Co. Ltd.	2,522	47,792
Central Glass Co. Ltd.	1,322	25,079
Citizen Watch Co. Ltd.	11,922	76,829
DCM Holdings Co. Ltd.	7,203	67,755
DeNA Co. Ltd.	4,565	46,642
en Japan, Inc.	2,222	41,727
ENEOS Holdings, Inc.	158,354	648,474
Geo Holdings Corp.	1,322	21,895
Glory Ltd.	2,844	59,633
Gree, Inc.	3,555	14,300
H2O Retailing Corp.	5,256	57,028
Hazama Ando Corp.	9,424	77,107
Hokkoku Financial Holdings, Inc.	1,322	39,929
Inpex Corp.	57,978	811,117
JAFCO Group Co. Ltd.	2,614	31,420
Japan Post Holdings Co. Ltd.	121,143	1,173,514
Kansai Paint Co. Ltd.	10,630	180,385
Kawasaki Kisen Kaisha Ltd.	6,957	342,722
Marui Group Co. Ltd.	10,920	183,214
Maxell Ltd.	2,630	29,327
Morinaga & Co. Ltd.	4,544	87,771
Nikkiso Co. Ltd.	3,644	27,148
Nikon Corp.	17,466	181,321
Nippon Ceramic Co. Ltd.	1,222	22,446
Nisshinbo Holdings, Inc.	7,799	65,332
Nitto Boseki Co. Ltd.(c)	1,822	63,569
Pan Pacific International Holdings Corp.	29,872	655,375
Renesas Electronics Corp.(b)	93,173	1,575,671
Santen Pharmaceutical Co. Ltd.	18,407	188,257
SoftBank Group Corp.	37,713	1,666,673
Suzuken Co. Ltd.	4,322	135,655
Taisei Corp.	9,821	361,800
Takashimaya Co. Ltd.	8,841	124,593
Toho Holdings Co. Ltd.	4,047	88,540
Transcosmos, Inc.	1,822	38,578
TSI Holdings Co. Ltd.(c)	4,299	20,293
Wacoal Holdings Corp.	3,028	71,570
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Yamada Holdings Co. Ltd.	46,940	$144,665
Yamaguchi Financial Group, Inc.	12,272	118,585
		9,613,731
Luxembourg-1.24%
Aperam S.A.	2,527	78,561
ArcelorMittal S.A.	26,720	744,191
		822,752
Mexico-0.29%
Grupo Elektra S.A.B. de C.V.(c)	2,893	194,273
Netherlands-5.67%
NN Group N.V.(c)	13,097	541,181
PostNL N.V.(c)	16,517	24,158
Shell PLC	102,771	3,202,482
		3,767,821
Singapore-0.05%
Yangzijiang Financial Holding Ltd.	127,794	30,123
South Africa-2.26%
Barloworld Ltd.	6,338	25,524
Motus Holdings Ltd.	6,052	34,095
Naspers Ltd.	7,471	1,260,209
Resilient REIT Ltd.(c)	13,159	33,360
Tiger Brands Ltd.(c)	6,874	77,571
Truworths International Ltd.(c)	17,066	71,636
		1,502,395
South Korea-0.21%
Douzone Bizon Co. Ltd.(b)	1,015	36,428
Genexine, Inc.(b)	1,734	11,082
Hanssem Co. Ltd.	737	26,340
Humasis Co. Ltd.(b)	6,216	8,127
SKC Co. Ltd.(b)	1,028	59,155
		141,132
Spain-7.39%
Acerinox S.A.	9,765	103,739
ACS Actividades de Construccion y Servicios S.A.(c)	10,783	428,580
ACS Actividades de Construccion y Servicios S.A., Rts., expiring 02/06/2024(b)(c)	10,026	4,618
Applus Services S.A.	5,797	70,463
Banco Bilbao Vizcaya Argentaria S.A.	273,743	2,579,839
CaixaBank S.A.	195,881	841,315
Repsol S.A.	59,368	886,072
		4,914,626
Sweden-0.65%
JM AB(c)	2,392	39,495
NCC AB, Class B	3,915	50,508
Trelleborg AB, Class B	11,124	342,042
		432,045
Switzerland-10.19%
Novartis AG	33,410	3,481,790
UBS Group AG(b)	108,641	3,291,461
		6,773,251
	Shares	Value
Taiwan-0.07%
FLEXium Interconnect, Inc.	16,000	$43,656
Turkey-0.13%
Arcelik A.S.	14,468	67,515
Aygaz A.S.	3,329	16,160
		83,675
United Kingdom-18.64%
abrdn PLC(c)	83,890	180,008
Balanced Commercial Property Trust Ltd.	34,437	33,329
Balfour Beatty PLC	26,995	114,131
Barclays PLC	790,333	1,493,773
BP PLC	566,935	3,338,721
Capricorn Energy PLC	2,938	5,425
Domino’s Pizza Group PLC	9,936	44,463
Firstgroup PLC	27,300	58,649
Forterra PLC(a)	9,001	18,936
Frasers Group PLC(b)	5,204	53,679
Grafton Group PLC	9,226	114,187
Howden Joinery Group PLC	28,652	292,917
Informa PLC	67,879	671,989
Kingfisher PLC(c)	85,264	239,309
Lloyds Banking Group PLC	2,769,617	1,500,197
M&G PLC	107,585	307,026
Man Group PLC	62,794	189,597
Melrose Industries PLC	52,196	392,699
NatWest Group PLC	285,061	817,501
Paragon Banking Group PLC	10,159	91,076
Pearson PLC	36,470	451,238
Smiths Group PLC	16,878	348,729
Spectris PLC	4,565	215,150
Standard Chartered PLC	105,769	806,533
Travis Perkins PLC	10,431	104,939
WPP PLC	51,638	507,261
		12,391,462
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $65,795,255)		66,496,136
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.70%
Invesco Private Government Fund, 5.29%(d)(e)(f)	503,312	503,312
Invesco Private Prime Fund, 5.52%(d)(e)(f)	1,293,325	1,294,230
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,797,544)		1,797,542
TOTAL INVESTMENTS IN SECURITIES-102.72% (Cost $67,592,799)		68,293,678
OTHER ASSETS LESS LIABILITIES-(2.72)%		(1,810,730)
NET ASSETS-100.00%		$66,482,948

See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $776,234, which represented 1.17% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$854,461	$3,179,266	$(3,530,415)	$-	$-	$503,312	$8,260*
Invesco Private Prime Fund	2,576,371	6,623,894	(7,906,919)	(2)	886	1,294,230	23,162*
Total	$3,430,832	$9,803,160	$(11,437,334)	$(2)	$886	$1,797,542	$31,422

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Timber ETF (CUT)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.87%
Austria-3.80%
Mondi PLC(a)	110,400	$1,987,928
Brazil-5.90%
Dexco S.A.	103,795	162,590
Irani Papel e Embalagem S.A.	32,400	63,868
Klabin S.A.	184,334	794,250
Suzano S.A.	197,653	2,064,894
		3,085,602
Canada-4.83%
Canfor Corp.(b)	15,407	187,737
Cascades, Inc.	19,737	217,306
Interfor Corp.(b)	13,191	205,361
Stella-Jones, Inc.	13,108	780,368
West Fraser Timber Co. Ltd.	14,207	1,136,836
		2,527,608
Chile-0.88%
Empresas CMPC S.A.	281,951	458,309
China-0.75%
Lee & Man Paper Manufacturing Ltd.(a)	333,042	89,467
Nine Dragons Paper Holdings Ltd.(b)	414,716	153,849
Shandong Chenming Paper Holdings Ltd., B Shares(b)	150,000	26,480
Shandong Sun Paper Industry JSC Ltd., A Shares	46,300	78,354
ShenZhen YUTO Packaging Technology Co. Ltd., A Shares	13,200	42,581
		390,731
Finland-11.01%
Huhtamaki OYJ(a)	23,892	943,899
Metsa Board OYJ(a)	39,919	323,047
Stora Enso OYJ, Class R(a)	145,393	1,865,981
UPM-Kymmene OYJ(a)	71,796	2,625,871
		5,758,798
Germany-0.17%
Mercer International, Inc.(a)	10,778	91,182
Indonesia-0.86%
PT Indah Kiat Pulp & Paper Tbk	618,440	306,673
PT Pabrik Kertas Tjiwi Kimia Tbk	358,202	141,873
		448,546
Ireland-4.65%
Smurfit Kappa Group PLC	64,801	2,431,979
Japan-3.61%
Daio Paper Corp.	21,502	164,014
Hokuetsu Corp.(a)	28,425	272,826
Nippon Paper Industries Co. Ltd.(b)	24,814	233,074
Oji Holdings Corp.	214,532	849,175
Rengo Co. Ltd.	44,615	292,793
Tokushu Tokai Paper Co. Ltd.	2,715	73,273
		1,885,155
Norway-0.12%
Norske Skog ASA(a)(c)	18,427	64,251
Portugal-0.70%
Altri SGPS S.A.	18,173	89,227
Navigator Co. S.A. (The)	53,130	220,462
Semapa-Sociedade de Investimento e Gestao	3,724	57,846
		367,535
	Shares	Value
Russia-0.00%
Segezha Group PJSC(b)(c)(d)	1,310,077	$0
Saudi Arabia-0.24%
Middle East Paper Co.	12,685	127,523
South Africa-0.65%
Sappi Ltd.(a)	141,505	339,026
South Korea-0.13%
Dongwha Enterprise Co. Ltd.(b)	1,287	60,076
YoungPoong Paper Mfg Co. Ltd.(b)	3,684	6,279
		66,355
Spain-0.22%
Ence Energia y Celulosa S.A.(a)	35,407	112,767
Sweden-6.38%
Billerud AB(a)	55,477	497,730
Holmen AB, Class B(a)	19,055	759,076
Svenska Cellulosa AB S.C.A., Class B(a)	151,161	2,078,174
		3,334,980
Switzerland-3.07%
SIG Group AG(a)(b)	75,755	1,603,673
Taiwan-1.27%
Cheng Loong Corp.	188,000	173,287
Chung Hwa Pulp Corp.	101,000	72,766
Longchen Paper & Packaging Co. Ltd.	204,000	90,270
Shihlin Paper Corp.(b)	38,000	64,710
YFY, Inc.	275,000	263,583
		664,616
Thailand-0.55%
SCG Packaging PCL, NVDR	323,593	287,314
United Kingdom-2.34%
DS Smith PLC	340,502	1,225,389
United States-46.74%
Amcor PLC	272,550	2,570,146
Avery Dennison Corp.	13,521	2,696,763
Clearwater Paper Corp.(b)	4,377	144,310
Graphic Packaging Holding Co.	76,591	1,953,836
International Paper Co.	78,725	2,820,717
Louisiana-Pacific Corp.	16,361	1,088,825
Packaging Corp. of America	16,740	2,776,831
Pactiv Evergreen, Inc.	11,524	168,250
PotlatchDeltic Corp.(a)	19,553	874,606
Ranpak Holdings Corp.(a)(b)	11,361	46,807
Rayonier, Inc.(a)	34,645	1,049,744
Resolute Forest Products, Inc.(b)(d)	13,637	19,365
Sealed Air Corp.	35,989	1,243,420
Sonoco Products Co.	24,366	1,386,425
Sylvamo Corp.(a)	9,519	441,967
WestRock Co.	63,949	2,574,587
Weyerhaeuser Co.	78,693	2,578,770
		24,435,369
Total Common Stocks & Other Equity Interests (Cost $49,240,149)		51,694,636
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Timber ETF (CUT)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Exchange-Traded Funds-0.75%
India-0.75%
Invesco India ETF(e) (Cost $379,756)	14,921	$389,886
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.62% (Cost $49,619,905)		52,084,522
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.96%
Invesco Private Government Fund, 5.29%(e)(f)(g)	3,067,988	3,067,988
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.52%(e)(f)(g)	7,883,594	$7,889,113
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,955,946)		10,957,101
TOTAL INVESTMENTS IN SECURITIES-120.58% (Cost $60,575,851)		63,041,623
OTHER ASSETS LESS LIABILITIES-(20.58)%		(10,759,086)
NET ASSETS-100.00%		$52,282,537

Investment Abbreviations:
ETF-Exchange-Traded Fund
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2024.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $64,251, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Invesco India ETF	$341,676	$26,848	$(27,438)	$49,724	$5,451	$389,886	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	1,091,864	(1,091,864)	-	-	-	1,084
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,727,307	4,499,339	(5,158,658)	-	-	3,067,988	40,547*
Invesco Private Prime Fund	9,241,907	10,890,582	(12,248,072)	1,059	3,637	7,889,113	107,270*
Total	$13,310,890	$16,508,633	$(18,526,032)	$50,783	$9,088**	$11,346,987	$148,901

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco India ETF	$6,375

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Green Building ETF (GBLD)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.85%
Australia-2.50%
Centuria Office REIT	14,433	$12,643
Cromwell Property Group	47,057	12,909
Growthpoint Properties Australia Ltd.	8,964	14,281
Vicinity Ltd.	125,565	170,160
		209,993
Austria-0.48%
CA Immobilien Anlagen AG	1,208	39,891
Canada-1.30%
First Capital REIT(a)	3,478	41,156
RioCan REIT	4,953	67,805
		108,961
China-0.15%
Guangzhou R&F Properties Co. Ltd., H Shares(b)	52,060	6,793
SOHO China Ltd.(b)	63,247	5,259
		12,052
Finland-0.17%
Citycon OYJ(b)	2,723	14,351
France-9.37%
Carmila S.A.(a)(b)	2,145	38,445
Covivio S.A.	1,621	79,518
Gecina S.A.	1,505	167,895
Klepierre S.A.	7,030	183,959
Mercialys S.A.	3,213	36,891
Unibail-Rodamco-Westfield SE(a)(b)	3,843	279,605
		786,313
Hong Kong-2.99%
Champion REIT	80,970	19,266
Fortune REIT	54,086	30,996
Henderson Land Development Co. Ltd.	46,489	121,021
Swire Properties Ltd.	36,769	68,578
Yuexiu REIT	79,838	10,826
		250,687
Japan-31.79%
Activia Properties, Inc.	23	63,253
Advance Logistics Investment Corp.	22	19,295
AEON REIT Investment Corp.	58	55,113
CRE Logistics REIT, Inc.	20	21,112
Daiwa House Industry Co. Ltd.	19,035	596,931
Daiwa House REIT Investment Corp.	77	137,328
Daiwa Office Investment Corp.	10	43,031
Frontier Real Estate Investment Corp.	18	53,689
Fukuoka REIT Corp.	22	26,248
Global One Real Estate Investment Corp.	37	27,793
GLP J-Reit	152	136,948
Hulic Reit, Inc.	42	44,622
Isetan Mitsukoshi Holdings Ltd.	10,592	125,503
Japan Excellent, Inc.	40	33,385
Japan Logistics Fund, Inc.	29	54,121
Japan Metropolitan Fund Investment Corp.	228	156,289
Japan Prime Realty Investment Corp.	28	67,713
Japan Real Estate Investment Corp.	41	158,755
LaSalle Logiport REIT	61	62,346
Mitsubishi Estate Logistics REIT Investment Corp.	17	42,972
Mori Hills REIT Investment Corp.	51	47,869
Nippon Building Fund, Inc.	50	204,207
Nippon Prologis REIT, Inc.	72	129,346
Nomura Real Estate Master Fund, Inc.	139	153,478
One REIT, Inc.	6	11,132
	Shares	Value
Japan-(continued)
ORIX JREIT, Inc.	87	$101,537
Sekisui House REIT, Inc.	138	74,110
SOSiLA Logistics REIT, Inc.	23	18,850
		2,666,976
Netherlands-0.59%
Eurocommercial Properties N.V.(a)	1,426	32,250
Wereldhave N.V.	1,129	17,071
		49,321
Singapore-11.34%
CapitaLand Ascendas REIT	121,718	265,961
CapitaLand India Trust	39,217	30,814
CapitaLand Integrated Commercial Trust	173,865	261,510
City Developments Ltd.	15,487	70,809
Digital Core REIT Management Pte. Ltd.	25,502	16,449
Frasers Centrepoint Trust(a)	34,800	59,894
Frasers Logistics & Commercial Trust(a)(c)	97,852	82,010
Keppel REIT	75,475	52,242
Lendlease Global Commercial REIT	59,907	28,242
Mapletree Pan Asia Commercial Trust	76,330	83,393
		951,324
South Africa-0.59%
Redefine Properties Ltd.	219,592	49,234
Spain-2.17%
Inmobiliaria Colonial SOCIMI S.A.	8,641	52,517
Lar Espana Real Estate SOCIMI S.A.	1,768	11,926
Merlin Properties SOCIMI S.A.	10,705	110,527
Neinor Homes S.A.(b)(c)	641	7,269
		182,239
Sweden-1.39%
Atrium Ljungberg AB, Class B	1,651	33,332
Fabege AB(a)	7,392	70,083
Platzer Fastigheter Holding AB, Class B	1,618	13,389
		116,804
United Kingdom-6.65%
Berkeley Group Holdings PLC (The)	3,406	208,237
Crest Nicholson Holdings PLC	7,362	19,632
Land Securities Group PLC	23,180	197,656
Tritax Big Box REIT PLC	62,495	132,269
		557,794
United States-27.37%
Alexandria Real Estate Equities, Inc.(a)	5,362	648,266
American Assets Trust, Inc.	1,655	37,122
Beazer Homes USA, Inc.(b)	849	26,956
Boston Properties, Inc.	4,864	323,456
Brandywine Realty Trust, (Acquired 04/20/2021 - 01/08/2024; Cost $49,732)(a)(d)	5,489	26,018
Cousins Properties, Inc.(a)	4,964	113,725
Douglas Emmett, Inc.(a)	5,461	73,997
Empire State Realty Trust, Inc., Class A	4,451	42,373
Equity Commonwealth	3,914	74,796
Highwoods Properties, Inc.(a)	3,456	79,384
Hudson Pacific Properties, Inc.(a)	4,006	32,809
JBG SMITH Properties, (Acquired 04/20/2021 - 01/08/2024; Cost $76,085)(a)(d)	3,227	51,632
KB Home(a)	2,537	151,180
Kilroy Realty Corp.(a)	3,628	129,737
Meritage Homes Corp.(a)	1,180	195,420
Paramount Group, Inc.	5,284	25,099
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Green Building ETF (GBLD)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
United States-(continued)
Piedmont Office Realty Trust, Inc., Class A	4,006	$27,241
SL Green Realty Corp.	2,087	93,811
Vornado Realty Trust(a)	5,254	142,856
		2,295,878
Total Common Stocks & Other Equity Interests (Cost $9,555,047)		8,291,818
Exchange-Traded Funds-1.01%
India-1.01%
Invesco India ETF(e) (Cost $79,352)	3,256	85,079
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $1,084)	1,084	1,084
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $9,635,483)		8,377,981
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.11%
Invesco Private Government Fund, 5.29%(e)(f)(g)	460,528	$460,528
Invesco Private Prime Fund, 5.52%(e)(f)(g)	1,225,275	1,226,133
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,686,701)		1,686,661
TOTAL INVESTMENTS IN SECURITIES-119.98% (Cost $11,322,184)		10,064,642
OTHER ASSETS LESS LIABILITIES-(19.98)%		(1,675,984)
NET ASSETS-100.00%		$8,388,658

Investment Abbreviations:
ETF-Exchange-Traded Fund
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2024.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $89,279, which represented 1.06% of the Fund’s Net Assets.
(d)	Restricted security. The aggregate value of these securities at January 31, 2024 was $77,650, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Invesco India ETF	$57,331	$29,051	$(9,445)	$7,173	$1,938	$85,079	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	294,747	(293,663)	-	-	1,084	231
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	360,532	1,332,803	(1,232,807)	-	-	460,528	4,037*
Invesco Private Prime Fund	927,328	2,754,960	(2,456,532)	(60)	437	1,226,133	11,025*
Total	$1,345,191	$4,411,561	$(3,992,447)	$7,113	$2,375**	$1,772,824	$15,293

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco India ETF	$969

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Green Building ETF (GBLD)—(continued)
January 31, 2024
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Global Water Index ETF (CGW)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Austria-1.27%
Wienerberger AG	347,210	$11,872,903
Brazil-5.02%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(a)	2,942,007	46,866,171
Canada-3.93%
Stantec, Inc.	454,159	36,722,276
China-0.99%
Beijing Enterprises Water Group Ltd.(a)	32,142,537	7,812,315
China Lesso Group Holdings Ltd.	3,274,178	1,444,999
		9,257,314
Italy-0.99%
Interpump Group S.p.A.(a)	185,578	9,280,936
Japan-2.74%
Kurita Water Industries Ltd.	523,574	19,499,482
Organo Corp.	143,646	6,063,252
		25,562,734
Mexico-0.50%
Orbia Advance Corp. S.A.B. de C.V.	2,313,904	4,623,632
Netherlands-0.89%
Aalberts N.V.	207,472	8,334,055
Saudi Arabia-3.53%
ACWA Power Co.	514,295	32,914,002
South Korea-0.75%
Coway Co. Ltd.(b)	169,495	7,022,870
Switzerland-7.31%
Belimo Holding AG	23,404	11,038,362
Geberit AG	63,480	37,014,275
Georg Fischer AG(a)	209,189	14,167,839
Sulzer AG	61,640	6,017,777
		68,238,253
Thailand-0.41%
Amata Corp. PCL, NVDR	6,420,216	3,854,573
United Kingdom-14.42%
Pennon Group PLC(a)	1,629,365	14,648,906
Severn Trent PLC(a)	1,802,069	59,620,095
United Utilities Group PLC(a)	4,443,196	60,344,602
		134,613,603
United States-57.13%
Advanced Drainage Systems, Inc.	321,533	41,934,334
	Shares	Value
United States-(continued)
American States Water Co.	284,424	$21,218,030
American Water Works Co., Inc.	591,533	73,361,923
Badger Meter, Inc.(a)	146,306	21,066,601
California Water Service Group	413,302	18,710,182
Core & Main, Inc., Class A(b)	550,011	22,720,954
Ecolab, Inc.	208,275	41,284,271
Energy Recovery, Inc.(a)(b)	209,048	3,242,334
Essential Utilities, Inc.	998,332	35,800,186
Franklin Electric Co., Inc.	203,239	19,157,308
Lindsay Corp.(a)	48,184	6,269,220
Middlesex Water Co.(a)	128,103	7,169,925
Montrose Environmental Group, Inc.(a)(b)	60,641	1,771,324
Mueller Water Products, Inc., Class A	699,791	9,594,135
Pentair PLC	417,057	30,516,061
Select Water Solutions, Inc., Class A	575,104	4,468,558
SJW Group	219,549	13,071,947
Tetra Tech, Inc.(a)	194,616	30,784,359
TETRA Technologies, Inc.(b)	454,042	1,902,436
Valmont Industries, Inc.(a)	52,576	11,866,929
Watts Water Technologies, Inc., Class A(a)	97,944	19,393,891
Xylem, Inc.(a)	692,107	77,820,511
Zurn Elkay Water Solutions Corp.(a)	686,931	20,367,504
		533,492,923
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $776,582,383)		932,656,245
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.73%
Invesco Private Government Fund, 5.29%(c)(d)(e)	9,764,952	9,764,952
Invesco Private Prime Fund, 5.52%(c)(d)(e)	25,092,315	25,109,880
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,875,319)		34,874,832
TOTAL INVESTMENTS IN SECURITIES-103.61% (Cost $811,457,702)		967,531,077
OTHER ASSETS LESS LIABILITIES-(3.61)%		(33,737,923)
NET ASSETS-100.00%		$933,793,154
See accompanying notes which are an integral part of this schedule.

Invesco S&P Global Water Index ETF (CGW)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2024.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,497,551	$(18,497,551)	$-	$-	$-	$14,455
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,786,794	22,628,720	(20,650,562)	-	-	9,764,952	58,147*
Invesco Private Prime Fund	20,028,606	47,040,607	(41,963,702)	(1,464)	5,833	25,109,880	162,376*
Total	$27,815,400	$88,166,878	$(81,111,815)	$(1,464)	$5,833	$34,874,832	$234,978

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Quality ETF (IDHQ)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Australia-5.18%
BHP Group Ltd.	177,388	$5,542,992
Cochlear Ltd.	2,305	463,942
Coles Group Ltd.	46,354	487,519
Fortescue Ltd.	70,906	1,400,548
IGO Ltd.	34,162	170,726
JB Hi-Fi Ltd.(a)	5,399	204,112
Medibank Pvt. Ltd.	131,589	334,030
Pilbara Minerals Ltd.(a)	219,297	514,630
Pro Medicus Ltd.	3,032	203,557
REA Group Ltd.(a)	2,124	258,265
SEEK Ltd.	13,913	234,068
Wesfarmers Ltd.	49,687	1,910,629
Whitehaven Coal Ltd.	60,895	339,347
Yancoal Australia Ltd.	34,585	136,946
		12,201,311
Austria-0.18%
ANDRITZ AG	3,011	186,921
Verbund AG	2,975	244,470
		431,391
Belgium-0.05%
Ackermans & van Haaren N.V.	715	120,306
Cameroon-0.05%
Golar LNG Ltd.	5,324	116,116
Canada-6.67%
ARC Resources Ltd.	29,551	461,828
Brookfield Asset Management Ltd., Class A	15,076	610,013
Canadian National Railway Co.	20,871	2,605,341
Canadian Natural Resources Ltd.	47,758	3,075,557
Cenovus Energy, Inc.	55,381	902,809
CGI, Inc., Class A(b)	7,728	870,871
iA Financial Corp., Inc.	3,655	250,041
Imperial Oil Ltd.	8,342	484,205
Manulife Financial Corp.	87,099	1,937,489
Sun Life Financial, Inc.	21,050	1,097,994
Suncor Energy, Inc.	56,067	1,868,271
TFI International, Inc.	3,089	408,514
Thomson Reuters Corp.	5,952	889,247
Toromont Industries Ltd.	2,613	230,311
		15,692,491
China-0.91%
Budweiser Brewing Co. APAC Ltd.(c)	67,353	105,804
Chow Tai Fook Jewellery Group Ltd.	86,570	116,944
ENN Energy Holdings Ltd.	28,486	210,623
Prosus N.V.(b)	57,168	1,709,579
		2,142,950
Denmark-6.31%
Carlsberg A/S, Class B	4,592	595,064
DSV A/S	6,591	1,188,662
Novo Nordisk A/S, Class B	112,643	12,719,082
Novozymes A/S, Class B(a)	6,767	349,405
		14,852,213
Finland-0.74%
Elisa OYJ	6,036	277,017
Kone OYJ, Class B	24,194	1,207,337
Metso OYJ	24,929	251,565
		1,735,919
	Shares	Value
France-12.82%
Airbus SE	26,081	$4,187,248
Bollore SE	31,338	208,501
Bureau Veritas S.A.	10,426	279,734
Christian Dior SE	138	110,478
Hermes International S.C.A.	1,542	3,279,311
L’Oreal S.A.	7,941	3,835,944
LVMH Moet Hennessy Louis Vuitton SE	9,908	8,325,924
Safran S.A.	18,545	3,493,462
Thales S.A.	3,269	480,621
TotalEnergies SE	91,474	5,971,757
		30,172,980
Germany-3.25%
BioNTech SE, ADR(a)(b)	4,049	384,817
Dr. Ing. h.c. F. Porsche AG, Preference Shares(a)(c)	4,952	425,595
Hannover Rueck SE	2,116	510,728
SAP SE	36,169	6,317,606
		7,638,746
Hong Kong-1.28%
CK Infrastructure Holdings Ltd.	22,378	132,970
Hong Kong Exchanges & Clearing Ltd.	58,198	1,761,444
Prudential PLC	107,417	1,119,491
		3,013,905
Israel-0.48%
Check Point Software Technologies Ltd.(a)(b)	4,792	761,592
First International Bank of Israel Ltd. (The)	2,818	113,873
Perion Network Ltd.(b)	4,036	118,860
Plus500 Ltd.	5,746	130,979
		1,125,304
Italy-1.40%
Ferrari N.V.	6,061	2,131,164
FinecoBank Banca Fineco S.p.A.	26,879	392,120
Prada S.p.A.	20,380	126,573
Ryanair Holdings PLC, ADR(a)	4,743	633,665
		3,283,522
Japan-10.72%
ANA Holdings, Inc.(a)(b)	5,396	120,711
Azbil Corp.	4,536	149,323
BayCurrent Consulting, Inc.(a)	7,791	184,735
Calbee, Inc.	5,713	121,275
Capcom Co. Ltd.	5,962	230,241
COMSYS Holdings Corp.	4,972	110,069
Daito Trust Construction Co. Ltd.	2,350	270,489
Disco Corp.	3,746	1,034,811
Fancl Corp.	7,028	112,386
GOLDWIN, Inc.	1,687	115,387
Hamamatsu Photonics K.K.	5,177	208,036
Hirose Electric Co. Ltd.	1,084	127,996
Hitachi Ltd.	35,864	2,864,458
Hoya Corp.	12,979	1,682,142
Japan Exchange Group, Inc.	19,880	446,629
JGC Holdings Corp.	9,850	117,182
Kakaku.com, Inc.	9,315	107,600
Kansai Paint Co. Ltd.	8,748	148,448
Kobayashi Pharmaceutical Co. Ltd.	2,460	112,250
Kobe Bussan Co. Ltd.	4,648	119,877
Koei Tecmo Holdings Co. Ltd.(a)	9,184	115,856
Lasertec Corp.	3,845	1,046,377
Marubeni Corp.	56,072	974,907
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
Mitsubishi Motors Corp.	33,794	$108,867
Nexon Co. Ltd.	15,829	256,101
Nintendo Co. Ltd.(a)	43,760	2,487,741
Nissan Chemical Corp.	4,570	185,145
Nisshin Seifun Group, Inc.	9,396	132,447
NOF Corp.	2,782	127,362
Nomura Research Institute Ltd.	15,876	492,327
NS Solutions Corp.	3,452	116,425
OBIC Business Consultants Co. Ltd.	2,380	116,692
OBIC Co. Ltd.	2,380	370,168
Olympus Corp.	48,872	735,546
Ono Pharmaceutical Co. Ltd.	15,935	291,283
Persol Holdings Co. Ltd.	77,308	125,184
Rakus Co. Ltd.	6,156	103,495
Recruit Holdings Co. Ltd.	62,997	2,554,358
Sanrio Co. Ltd.	2,704	114,468
Santen Pharmaceutical Co. Ltd.	13,396	137,007
SCREEN Holdings Co. Ltd.	3,728	374,139
Sega Sammy Holdings, Inc.	7,769	115,917
SG Holdings Co. Ltd.	22,813	298,789
Shinko Electric Industries Co. Ltd.	3,109	117,618
Shionogi & Co. Ltd.	9,620	467,920
SHO-BOND Holdings Co. Ltd.	2,726	122,915
Square Enix Holdings Co. Ltd.	3,190	126,203
TBS Holdings, Inc.	5,396	126,986
TechnoPro Holdings, Inc.	4,748	111,444
TIS, Inc.	8,457	191,154
Tokyo Electron Ltd.	20,456	3,899,480
USS Co. Ltd.	8,663	165,970
ZOZO, Inc.	6,174	137,397
		25,231,733
Netherlands-8.22%
Adyen N.V.(b)(c)	1,246	1,585,182
ASML Holding N.V.	15,797	13,696,712
EXOR N.V.	3,596	351,007
Koninklijke KPN N.V.	146,808	502,012
Universal Music Group N.V.	42,155	1,253,297
Wolters Kluwer N.V.	13,271	1,967,733
		19,355,943
New Zealand-0.25%
Fisher & Paykel Healthcare Corp. Ltd.	19,592	285,457
Spark New Zealand Ltd.	92,759	303,475
		588,932
Norway-0.83%
Equinor ASA	43,421	1,256,753
Gjensidige Forsikring ASA	9,025	146,467
Schibsted ASA, Class A	4,400	136,040
Telenor ASA	27,377	305,539
Var Energi ASA	38,172	111,815
		1,956,614
Portugal-0.23%
Galp Energia SGPS S.A.	19,268	305,890
Jeronimo Martins SGPS S.A.	10,520	240,889
		546,779
Singapore-0.68%
Genting Singapore Ltd.	191,978	145,095
Keppel Ltd.	72,276	387,246
Singapore Airlines Ltd.	53,260	266,230
	Shares	Value
Singapore-(continued)
Singapore Exchange Ltd.	44,326	$312,125
Singapore Telecommunications Ltd.	268,900	482,927
		1,593,623
South Korea-1.04%
Alteogen, Inc.(b)	1,971	114,156
BGF retail Co. Ltd.(b)	1,058	111,853
Cheil Worldwide, Inc.	7,210	99,238
F&F Co. Ltd.(b)	1,798	95,514
Hanmi Semiconductor Co. Ltd.(b)	3,397	149,405
Hansol Chemical Co. Ltd.(b)	691	103,548
Hanwha Aerospace Co. Ltd.(b)	1,156	119,615
Hyundai Autoever Corp.(b)	828	91,817
Hyundai Rotem Co. Ltd.(b)	4,879	103,637
JYP Entertainment Corp.(b)	1,704	96,139
Kia Corp.(b)	9,460	729,355
Korea Aerospace Industries Ltd.(b)	3,032	114,724
KT&G Corp.	3,640	247,094
NCSoft Corp.(b)	547	81,190
Orion Corp.	1,252	86,021
Samsung Engineering Co. Ltd.(b)	6,707	112,064
		2,455,370
Spain-1.55%
Aena SME S.A.(c)	2,448	436,764
Amadeus IT Group S.A.	16,235	1,147,351
Industria de Diseno Textil S.A.	47,931	2,067,504
		3,651,619
Sweden-1.32%
Axfood AB(a)	4,271	108,838
Evolution AB(c)	7,265	859,930
Fortnox AB(a)	20,945	117,168
Industrivarden AB, Class C(a)	6,659	211,325
Investor AB, Class B	68,472	1,629,568
Tele2 AB, Class B	20,550	176,734
		3,103,563
Switzerland-15.07%
ABB Ltd.	74,046	3,166,926
Chocoladefabriken Lindt & Spruengli AG, PC	42	538,556
Cie Financiere Richemont S.A.(a)	18,117	2,724,361
DSM-Firmenich AG	7,818	832,925
EMS-Chemie Holding AG	339	259,037
Geberit AG	1,807	1,053,636
Kuehne + Nagel International AG, Class R	3,520	1,205,544
Nestle S.A.	97,231	11,171,052
Novartis AG	88,098	9,181,047
Partners Group Holding AG	1,514	2,070,201
Sonova Holding AG, Class A	1,907	617,327
Zurich Insurance Group AG	5,152	2,637,108
		35,457,720
United Kingdom-12.51%
3i Group PLC	45,125	1,424,544
Admiral Group PLC	13,756	440,567
Auto Trader Group PLC(c)	35,781	332,080
B&M European Value Retail S.A.	41,682	275,273
BP PLC	911,894	5,370,210
Burberry Group PLC	14,948	248,985
Centrica PLC	358,890	632,756
Coca-Cola Europacific Partners PLC(a)	7,892	543,759
Diageo PLC	105,131	3,829,612
Imperial Brands PLC	31,773	768,159

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
United Kingdom-(continued)
National Grid PLC	123,751	$1,662,583
Next PLC	5,938	640,329
Reckitt Benckiser Group PLC	26,099	1,897,099
RELX PLC	87,042	3,615,721
Rightmove PLC	48,304	344,594
Smiths Group PLC	11,691	241,556
St. James’s Place PLC	26,573	221,377
Tesco PLC	242,441	884,839
Unilever PLC	120,156	5,886,400
Wise PLC, Class A(b)	17,147	176,827
		29,437,270
United States-8.13%
GSK PLC	254,679	5,085,355
Holcim AG(b)	21,022	1,621,281
Oracle Corp.	2,031	162,146
Roche Holding AG	36,297	10,455,195
Stellantis N.V.	81,070	1,804,837
		19,128,814
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $209,361,664)		235,035,134
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.09%
Invesco Private Government Fund, 5.29%(d)(e)(f)	1,377,508	$1,377,508
Invesco Private Prime Fund, 5.52%(d)(e)(f)	3,539,682	3,542,160
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,919,660)		4,919,668
TOTAL INVESTMENTS IN SECURITIES-101.96% (Cost $214,281,324)		239,954,802
OTHER ASSETS LESS LIABILITIES-(1.96)%		(4,609,826)
NET ASSETS-100.00%		$235,344,976

Investment Abbreviations:
ADR-American Depositary Receipt
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2024.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $3,745,355, which represented 1.59% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$568,032	$(568,032)	$-	$-	$-	$659
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,488,540	11,053,862	(11,164,894)	-	-	1,377,508	20,990*
Invesco Private Prime Fund	3,828,581	21,549,205	(21,837,924)	(49)	2,347	3,542,160	50,521*
Total	$5,317,121	$33,171,099	$(33,570,850)	$(49)	$2,347	$4,919,668	$72,170

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$511,708,534	$-	$-	$511,708,534
Money Market Funds	-	22,771,387	-	22,771,387
Total Investments	$511,708,534	$22,771,387	$-	$534,479,921
Invesco Dorsey Wright Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$123,615,983	$-	$-	$123,615,983
Money Market Funds	-	7,165,750	-	7,165,750
Total Investments	$123,615,983	$7,165,750	$-	$130,781,733
Invesco Dorsey Wright Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$123,398,634	$-	$-	$123,398,634
Money Market Funds	-	7,627,392	-	7,627,392
Total Investments	$123,398,634	$7,627,392	$-	$131,026,026
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,667,267,966	$16,867	$0	$1,667,284,833
Money Market Funds	-	93,441,990	-	93,441,990
Total Investments	$1,667,267,966	$93,458,857	$0	$1,760,726,823
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$520,855,169	$0	$-	$520,855,169
Money Market Funds	-	71,966,726	-	71,966,726
Total Investments	$520,855,169	$71,966,726	$-	$592,821,895

	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,184,848,610	$-	$0	$1,184,848,610
Money Market Funds	6,999,215	18,043,879	-	25,043,094
Total Investments	$1,191,847,825	$18,043,879	$0	$1,209,891,704
Invesco Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$126,853,992	$-	$-	$126,853,992
Money Market Funds	-	41,082,163	-	41,082,163
Total Investments	$126,853,992	$41,082,163	$-	$167,936,155
Invesco Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$269,668,417	$-	$-	$269,668,417
Money Market Funds	-	7,157,543	-	7,157,543
Total Investments	$269,668,417	$7,157,543	$-	$276,825,960
Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$66,496,136	$-	$-	$66,496,136
Money Market Funds	-	1,797,542	-	1,797,542
Total Investments	$66,496,136	$1,797,542	$-	$68,293,678
Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$51,675,271	$-	$19,365	$51,694,636
Exchange-Traded Funds	389,886	-	-	389,886
Money Market Funds	-	10,957,101	-	10,957,101
Total Investments	$52,065,157	$10,957,101	$19,365	$63,041,623
Invesco MSCI Green Building ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,291,818	$-	$-	$8,291,818
Exchange-Traded Funds	85,079	-	-	85,079
Money Market Funds	1,084	1,686,661	-	1,687,745
Total Investments	$8,377,981	$1,686,661	$-	$10,064,642
Invesco S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$932,656,245	$-	$-	$932,656,245
Money Market Funds	-	34,874,832	-	34,874,832
Total Investments	$932,656,245	$34,874,832	$-	$967,531,077
Invesco S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$235,035,134	$-	$-	$235,035,134
Money Market Funds	-	4,919,668	-	4,919,668
Total Investments	$235,035,134	$4,919,668	$-	$239,954,802